UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22250

PIMCO ETF Trust

(Exact name of registrant as specified in charter)

650 Newport Center Drive, Newport Beach, CA 92660

(Address of principal executive offices)

Trent W. Walker

Treasurer (Principal Financial & Accounting Officer)

PIMCO ETF Trust

650 Newport Center Drive

Newport Beach, CA 92660

(Name and address of agent for service)

Copies to:

Brendan C. Fox

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Registrant’s telephone number, including area code: (888) 400-4383

Date of fiscal year end: June 30

Date of reporting period: March 31, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund

PIMCO 1-3 Year U.S. Treasury Index Exchange-Traded Fund

PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund

PIMCO 15+ Year U.S. TIPS Index Exchange-Traded Fund

PIMCO 25+ Year Zero Coupon U.S. Treasury Index Exchange-Traded Fund

PIMCO Active Bond Exchange-Traded Fund

PIMCO Broad U.S. TIPS Index Exchange-Traded Fund

PIMCO Enhanced Low Duration Active Exchange-Traded Fund

PIMCO Enhanced Short Maturity Active Exchange-Traded Fund

PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund

PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund

PIMCO Short Term Municipal Bond Active Exchange-Traded Fund

Schedule of Investments

PIMCO 1-3 Year U.S. Treasury Index Exchange-Traded Fund

March 31, 2018 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 99.5% ¤
U.S. TREASURY OBLIGATIONS 99.2%
U.S. Treasury Bonds
8.125% due 08/15/2019	$3,070	$3,316
U.S. Treasury Notes
0.750% due 07/15/2019	2,620	2,572
0.875% due 04/15/2019	4,870	4,807
0.875% due 05/15/2019	3,625	3,573
0.875% due 06/15/2019	2,875	2,831
0.875% due 07/31/2019	2,450	2,408
0.875% due 09/15/2019	3,400	3,334
1.000% due 10/15/2019	3,925	3,853
1.375% due 12/15/2019	3,440	3,389
1.375% due 01/15/2020	3,640	3,583
1.375% due 09/15/2020	2,895	2,828
1.500% due 04/15/2020	3,470	3,415
1.500% due 06/15/2020	1,765	1,734
1.500% due 07/15/2020	3,415	3,351
1.500% due 08/15/2020	2,895	2,839
1.625% due 03/15/2020	3,300	3,258
1.625% due 10/15/2020	2,785	2,735
1.875% due 12/15/2020	3,260	3,218
2.000% due 01/15/2021	2,125	2,103
2.375% due 03/15/2021	2,250	2,249
2.625% due 08/15/2020	1,420	1,429
2.625% due 11/15/2020	4,100	4,125
3.375% due 11/15/2019	4,270	4,347
3.500% due 05/15/2020	4,215	4,317
3.625% due 02/15/2020	5,270	5,400
3.625% due 02/15/2021	3,400	3,516

Total U.S. Treasury Obligations (Cost $85,539)		84,530

SHORT-TERM INSTRUMENTS 0.3%
REPURCHASE AGREEMENTS (a) 0.3%		284

Total Short-Term Instruments (Cost $284)		284

Total Investments in Securities (Cost $85,823)		84,814

Total Investments 99.5% (Cost $85,823)		$84,814
Other Assets and Liabilities, net 0.5%		452

Net Assets 100.0%		$85,266

Notes to Schedule of Investments:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

Borrowings and Other Financing Transactions

(a)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
FICC	1.250%	03/29/2018	04/02/2018	$284	U.S. Treasury Notes 0.750% due 02/15/2019	$(292)	$284	$284

Total Repurchase Agreements						$(292)	$284	$284

(1)	Includes accrued interest.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2018 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2018
Investments in Securities, at Value
U.S. Treasury Obligations	$0	$84,530	$0	$84,530
Short-Term Instruments
Repurchase Agreements	0	284	0	284

Total Investments	$0	$84,814	$0	$84,814

There were no significant transfers among Levels 1, 2, or 3 during the period ended March 31, 2018.

See Accompanying Notes

Schedule of Investments

PIMCO 25+ Year Zero Coupon U.S. Treasury Index Exchange-Traded Fund

March 31, 2018 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 99.3% ¤
U.S. TREASURY OBLIGATIONS 99.3%
U.S. Treasury STRIPS (a)
0.000% due 02/15/2043	$651	$308
0.000% due 05/15/2043	18,267	8,658
0.000% due 08/15/2043	18,628	8,758
0.000% due 11/15/2043	17,932	8,357
0.000% due 02/15/2044	18,436	8,534
0.000% due 05/15/2044	18,478	8,486
0.000% due 08/15/2044	18,094	8,246
0.000% due 11/15/2044	18,512	8,362
0.000% due 02/15/2045	18,205	8,154
0.000% due 05/15/2045	18,536	8,242
0.000% due 08/15/2045	18,280	8,054
0.000% due 11/15/2045	18,482	8,085
0.000% due 02/15/2046	18,421	7,992
0.000% due 05/15/2046	18,140	7,810
0.000% due 08/15/2046	18,515	7,916
0.000% due 11/15/2046	18,139	7,688
0.000% due 02/15/2047	18,450	7,786
0.000% due 05/15/2047	18,600	7,781
0.000% due 08/15/2047	18,218	7,557
0.000% due 11/15/2047	18,315	7,558
0.000% due 02/15/2048	17,800	7,284

Total U.S. Treasury Obligations (Cost $177,327)		161,616

Total Investments in Securities (Cost $177,327)		161,616

Total Investments 99.3% (Cost $177,327)		$161,616
Other Assets and Liabilities, net 0.7%		1,214

Net Assets 100.0%		$162,830

Notes to Schedule of Investments:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

(a)	Zero coupon security.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2018 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2018
Investments in Securities, at Value
U.S. Treasury Obligations	$0	$161,616	$0	$161,616

There were no significant transfers among Levels 1, 2, or 3 during the period ended March 31, 2018.

See Accompanying Notes

Schedule of Investments

PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund

March 31, 2018 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 99.9% ¤
U.S. TREASURY OBLIGATIONS 99.6%
U.S. Treasury Inflation Protected Securities (a)
0.125% due 04/15/2019	$93,491	$93,423
0.125% due 04/15/2020	112,382	111,938
0.125% due 04/15/2021	87,629	86,881
0.125% due 01/15/2022	98,189	97,123
0.125% due 04/15/2022	72,293	71,257
0.125% due 07/15/2022	95,283	94,304
0.125% due 01/15/2023	85,977	84,522
0.625% due 07/15/2021	82,312	83,295
1.125% due 01/15/2021	86,936	88,912
1.250% due 07/15/2020	64,119	65,820
1.375% due 01/15/2020	40,212	41,077
1.875% due 07/15/2019	39,771	40,840

Total U.S. Treasury Obligations (Cost $969,837)		959,392

SHORT-TERM INSTRUMENTS 0.3%
REPURCHASE AGREEMENTS (b) 0.3%		2,613

Total Short-Term Instruments (Cost $2,613)		2,613

Total Investments in Securities (Cost $972,450)		962,005

Total Investments 99.9% (Cost $972,450)		$962,005
Other Assets and Liabilities, net 0.1%		881

Net Assets 100.0%		$962,886

Notes to Schedule of Investments:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

(a)	Principal amount of security is adjusted for inflation.

Borrowings and Other Financing Transactions

(b)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
FICC	1.250%	03/29/2018	04/02/2018	2,613	U.S. Treasury Notes 0.750% due 02/15/2019	$(2,665)	$2,613	$2,613

Total Repurchase Agreements						$(2,665)	$2,613	$2,613

(1)	Includes accrued interest.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2018 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2018
Investments in Securities, at Value
U.S. Treasury Obligations	$0	$959,392	$0	$959,392
Short-Term Instruments
Repurchase Agreements	0	2,613	0	2,613

Total Investments	$0	$962,005	$0	$962,005

There were no significant transfers among Levels 1, 2, or 3 during the period ended March 31, 2018.

See Accompanying Notes

Schedule of Investments

PIMCO 15+ Year U.S. TIPS Index Exchange-Traded Fund

March 31, 2018 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 99.8% ¤
U.S. TREASURY OBLIGATIONS 99.8%
U.S. Treasury Inflation Protected Securities (a)
0.625% due 02/15/2043	$28,523	$26,857
0.750% due 02/15/2042	31,761	30,893
0.750% due 02/15/2045	27,882	26,846
0.875% due 02/15/2047	22,129	21,930
1.000% due 02/15/2046	26,753	27,356
1.000% due 02/15/2048	10,850	11,112
1.375% due 02/15/2044	30,696	34,090
2.125% due 02/15/2040	20,907	26,361
2.125% due 02/15/2041	32,061	40,660

Total U.S. Treasury Obligations (Cost $245,049)		246,105

Total Investments in Securities (Cost $245,049)		246,105

Total Investments 99.8% (Cost $245,049)		$246,105
Other Assets and Liabilities, net 0.2%		376

Net Assets 100.0%		$246,481

Notes to Schedule of Investments:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

(a)	Principal amount of security is adjusted for inflation.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2018 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2018
Investments in Securities, at Value
U.S. Treasury Obligations	$0	$246,105	$0	$246,105

There were no significant transfers among Levels 1, 2, or 3 during the period ended March 31, 2018.

See Accompanying Notes

Schedule of Investments

PIMCO Broad U.S. TIPS Index Exchange-Traded Fund

March 31, 2018 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 99.8% ¤
U.S. TREASURY OBLIGATIONS 99.5%
U.S. Treasury Inflation Protected Securities (a)
0.125% due 01/15/2022	$2,724	$2,694
0.125% due 07/15/2022	2,987	2,956
0.125% due 01/15/2023	2,520	2,478
0.125% due 07/15/2026	1,279	1,229
0.375% due 07/15/2025	3,216	3,174
0.375% due 01/15/2027	1,992	1,940
0.625% due 01/15/2024	4,637	4,660
0.750% due 02/15/2042	2,697	2,624
0.875% due 02/15/2047	722	715
1.000% due 02/15/2046	788	805
1.000% due 02/15/2048	255	261
1.125% due 01/15/2021	5,279	5,399
1.375% due 01/15/2020	3,964	4,049
1.375% due 02/15/2044	2,875	3,193
1.750% due 01/15/2028	2,398	2,635
1.875% due 07/15/2019	2,530	2,598
2.000% due 01/15/2026	3,116	3,439
2.125% due 02/15/2040	736	928
2.375% due 01/15/2025	3,436	3,846
2.500% due 01/15/2029	2,609	3,089
3.375% due 04/15/2032	504	678

Total U.S. Treasury Obligations (Cost $55,011)		53,390

SHORT-TERM INSTRUMENTS 0.3%
REPURCHASE AGREEMENTS (b) 0.3%		147

Total Short-Term Instruments (Cost $147)		147

Total Investments in Securities (Cost $55,158)		53,537

Total Investments 99.8% (Cost $55,158)		$53,537
Other Assets and Liabilities, net 0.2%		109

Net Assets 100.0%		$53,646

Notes to Schedule of Investments:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

(a)	Principal amount of security is adjusted for inflation.

Borrowings and Other Financing Transactions

(b)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
FICC	1.250%	03/29/2018	04/02/2018	$147	U.S. Treasury Notes 0.750% due 02/15/2019	$(153)	$147	$147

Total Repurchase Agreements						$(153)	$147	$147

(1)	Includes accrued interest.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2018 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2018
Investments in Securities, at Value
U.S. Treasury Obligations	$0	$53,390	$0	$53,390
Short-Term Instruments
Repurchase Agreements	0	147	0	147

Total Investments	$0	$53,537	$0	$53,537

There were no significant transfers among Levels 1, 2, or 3 during the period ended March 31, 2018.

See Accompanying Notes

Schedule of Investments

PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund

March 31, 2018 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 98.4% ¤
CORPORATE BONDS & NOTES 92.1%
BANKING & FINANCE 10.9%
Abe Investment Holdings, Inc.
10.500% due 10/16/2020	$1,200	$1,236
AGFC Capital Trust
3.472% (US0003M + 1.750%) due 01/15/2067 ~	1,500	803
Aircastle Ltd.
5.125% due 03/15/2021	3,780	3,889
5.500% due 02/15/2022	5,977	6,261
Ally Financial, Inc.
3.500% due 01/27/2019	4,707	4,725
3.750% due 11/18/2019	3,443	3,460
4.125% due 03/30/2020	4,634	4,663
4.125% due 02/13/2022	4,374	4,363
4.250% due 04/15/2021	4,519	4,559
4.750% due 09/10/2018	3,717	3,755
8.000% due 03/15/2020	1,845	1,988
Barclays Bank PLC
7.750% due 04/10/2023 •(e)	1,530	1,534
CIT Group, Inc.
3.875% due 02/19/2019	150	151
5.000% due 08/15/2022	4,065	4,172
5.375% due 05/15/2020	3,970	4,104
5.500% due 02/15/2019	1,797	1,843
CoreCivic, Inc.
5.000% due 10/15/2022	5,847	5,949
Crescent Communities LLC
8.875% due 10/15/2021	2,200	2,327
Equinix, Inc.
5.375% due 01/01/2022	4,900	5,059
FBM Finance, Inc.
8.250% due 08/15/2021	6,454	6,777
Genworth Holdings, Inc.
7.200% due 02/15/2021	1,800	1,733
7.625% due 09/24/2021	4,786	4,630
HBOS PLC
6.750% due 05/21/2018	1,720	1,729
HUB International Ltd.
7.875% due 10/01/2021	4,727	4,898
Icahn Enterprises LP
6.000% due 08/01/2020	3,462	3,533
6.250% due 02/01/2022	4,530	4,621
International Lease Finance Corp.
6.250% due 05/15/2019	2,559	2,647
iStar, Inc.
5.000% due 07/01/2019	3,331	3,344
Jefferies Finance LLC
7.375% due 04/01/2020	5,602	5,686
7.500% due 04/15/2021	2,992	3,041
KCA Deutag UK Finance PLC
9.875% due 04/01/2022	3,540	3,690
LoanCore Capital Markets LLC
6.875% due 06/01/2020	1,740	1,763
Nationstar Mortgage LLC
6.500% due 08/01/2018	800	805
7.875% due 10/01/2020	2,319	2,371
9.625% due 05/01/2019	3,921	3,995
Navient Corp.
4.875% due 06/17/2019	4,969	5,021
5.000% due 10/26/2020	4,065	4,101
5.500% due 01/15/2019	3,292	3,336
6.500% due 06/15/2022	4,452	4,608
6.625% due 07/26/2021	8,793	9,167
7.250% due 01/25/2022	500	530
8.000% due 03/25/2020	1,837	1,956
Radian Group, Inc.
5.250% due 06/15/2020	1,345	1,390
5.500% due 06/01/2019	783	800
7.000% due 03/15/2021	1,158	1,256
Realogy Group LLC
4.500% due 04/15/2019	2,429	2,447

Royal Bank of Scotland Group PLC
7.648% due 09/30/2031 •(c)	233	292
SBA Communications Corp.
4.000% due 10/01/2022	6,970	6,709
Springleaf Finance Corp.
6.125% due 05/15/2022	3,812	3,894
7.750% due 10/01/2021	5,943	6,456
8.250% due 12/15/2020	2,892	3,156
Starwood Property Trust, Inc.
5.000% due 12/15/2021	1,785	1,825
Stearns Holdings LLC
9.375% due 08/15/2020	2,714	2,775
TMX Finance LLC
8.500% due 09/15/2018	3,565	3,413
VEREIT Operating Partnership LP
4.125% due 06/01/2021	100	102

		183,338

INDUSTRIALS 73.8%
24 Hour Fitness Worldwide, Inc.
8.000% due 06/01/2022	6,369	6,400
Acadia Healthcare Co., Inc.
5.625% due 02/15/2023	750	763
ADT Corp.
3.500% due 07/15/2022	8,823	8,238
5.250% due 03/15/2020	4,730	4,848
Airxcel, Inc.
8.500% due 02/15/2022	1,800	1,955
Alberta ULC
14.000% due 02/13/2020 ^(a)(b)	672	37
Aleris International, Inc.
7.875% due 11/01/2020	7,590	7,514
9.500% due 04/01/2021	3,651	3,811
Allegheny Technologies, Inc.
5.950% due 01/15/2021	4,856	4,977
Altice France S.A.
6.000% due 05/15/2022	12,410	12,146
Altice Luxembourg S.A.
7.750% due 05/15/2022	11,410	10,626
American Airlines Group, Inc.
5.500% due 10/01/2019	6,901	7,095
American Tire Distributors, Inc.
10.250% due 03/01/2022	1,250	1,283
Anixter, Inc.
5.125% due 10/01/2021	6,957	7,192
Antero Resources Corp.
5.125% due 12/01/2022	1,000	1,013
5.375% due 11/01/2021	3,694	3,772
APX Group, Inc.
6.375% due 12/01/2019	2,444	2,462
8.750% due 12/01/2020	1,800	1,813
ArcelorMittal
5.125% due 06/01/2020	3,237	3,350
5.500% due 08/05/2020	4,012	4,183
5.750% due 03/01/2021	4,221	4,458
6.500% due 02/25/2022	3,202	3,482
Arconic, Inc.
5.400% due 04/15/2021	4,431	4,586
6.150% due 08/15/2020	5,366	5,641
Ardagh Packaging Finance PLC
4.250% due 09/15/2022	5,500	5,486
6.000% due 06/30/2021	4,572	4,681
Ascent Resources Utica Holdings LLC
10.000% due 04/01/2022	7,075	7,676
Avis Budget Car Rental LLC
5.125% due 06/01/2022	1,000	1,004
Avon Products, Inc.
6.500% due 03/01/2019	800	816
6.600% due 03/15/2020	8,040	8,040
Ball Corp.
4.375% due 12/15/2020	4,662	4,755
Barminco Finance Pty. Ltd.
6.625% due 05/15/2022	2,000	1,967
Baytex Energy Corp.
5.125% due 06/01/2021	3,665	3,445
BC Unlimited Liability Co.
4.625% due 01/15/2022	4,118	4,139
BlueScope Steel Finance Ltd.
6.500% due 05/15/2021	3,174	3,299
BMC Software Finance, Inc.
8.125% due 07/15/2021	9,530	9,566
Bombardier, Inc.
6.125% due 01/15/2023	1,500	1,504
7.750% due 03/15/2020	9,441	10,125
8.750% due 12/01/2021	13,653	15,035

Boxer Parent Co., Inc. (9.000% Cash or 9.750% PIK)
9.000% due 10/15/2019 (a)	3,952	3,957
Bristow Group, Inc.
6.250% due 10/15/2022	4,645	3,809
Brookfield Residential Properties, Inc.
6.500% due 12/15/2020	1,800	1,827
Cablevision Systems Corp.
8.000% due 04/15/2020	3,699	3,909
Calfrac Holdings LP
7.500% due 12/01/2020	1,800	1,775
California Resources Corp.
8.000% due 12/15/2022	6,601	5,207
Calumet Specialty Products Partners LP
6.500% due 04/15/2021	8,733	8,515
Carrizo Oil & Gas, Inc.
7.500% due 09/15/2020	617	627
CCO Holdings LLC
5.250% due 03/15/2021	2,852	2,875
Centene Corp.
4.750% due 05/15/2022	4,775	4,859
5.625% due 02/15/2021	5,460	5,624
Cenveo Corp.
6.000% due 08/01/2019 ^(b)	3,476	1,582
Cequel Communications Holdings LLC
5.125% due 12/15/2021	8,166	8,176
6.375% due 09/15/2020	4,019	4,099
CEVA Group PLC
7.000% due 03/01/2021	2,300	2,265
CF Industries, Inc.
7.125% due 05/01/2020	6,377	6,823
Chesapeake Energy Corp.
4.875% due 04/15/2022 (d)	7,048	6,555
5.375% due 06/15/2021	1,000	978
6.625% due 08/15/2020	5,428	5,618
8.000% due 12/15/2022	1,000	1,059
Cimpress NV
7.000% due 04/01/2022	1,800	1,885
CITGO Holding, Inc.
10.750% due 02/15/2020	5,504	5,855
Claire’s Stores, Inc.
9.000% due 03/15/2019 ^(b)	6,470	3,769
Clean Harbors, Inc.
5.125% due 06/01/2021	6,200	6,293
Clear Channel Worldwide Holdings, Inc.
7.625% due 03/15/2020	12,521	12,552
Clearwater Paper Corp.
4.500% due 02/01/2023	1,500	1,447
CNH Industrial Capital LLC
3.625% due 04/15/2018	750	752
CNX Resources Corp.
5.875% due 04/15/2022	7,466	7,531
Cogent Communications Group, Inc.
5.375% due 03/01/2022	2,420	2,487
CommScope, Inc.
5.000% due 06/15/2021	4,718	4,801
Community Health Systems, Inc.
6.875% due 02/01/2022 (d)	6,398	3,735
7.125% due 07/15/2020 (d)	6,350	5,199
8.000% due 11/15/2019 (d)	5,200	4,706
Comstock Resources, Inc. (10.000% Cash or 12.250% PIK)
10.000% due 03/15/2020 (a)	3,612	3,729
Consolidated Communications, Inc.
6.500% due 10/01/2022	3,840	3,449
Continental Resources, Inc.
5.000% due 09/15/2022	1,000	1,016
Corporate Risk Holdings LLC
9.500% due 07/01/2019	3,185	3,336
CPG Merger Sub LLC
8.000% due 10/01/2021	4,900	4,967
Crown Americas LLC
4.500% due 01/15/2023	2,210	2,199
CSC Holdings LLC
6.750% due 11/15/2021	5,089	5,312
7.625% due 07/15/2018	1,773	1,808
8.625% due 02/15/2019	1,325	1,386
D.R. Horton, Inc.
3.750% due 03/01/2019	275	276
DAE Funding LLC
4.000% due 08/01/2020	200	196
4.500% due 08/01/2022	200	190
Darling Ingredients, Inc.
5.375% due 01/15/2022	2,000	2,037

DCP Midstream Operating LP
5.350% due 03/15/2020	5,160	5,328
Dell International LLC
5.875% due 06/15/2021	10,590	10,868
Dell, Inc.
4.625% due 04/01/2021	5,094	5,145
Denbury Resources, Inc.
9.000% due 05/15/2021	6,721	6,923
DISH DBS Corp.
4.250% due 04/01/2018	3,671	3,671
5.125% due 05/01/2020	7,651	7,671
5.875% due 07/15/2022	8,257	7,916
6.750% due 06/01/2021	7,105	7,194
7.875% due 09/01/2019	3,854	4,047
DJO Finance LLC
8.125% due 06/15/2021	7,560	7,617
10.750% due 04/15/2020 (d)	1,265	1,230
DriveTime Automotive Group, Inc.
8.000% due 06/01/2021	2,950	2,950
DynCorp International, Inc. (10.375% Cash and 1.500% PIK)
11.875% due 11/30/2020 (a)	919	964
Edgewell Personal Care Co.
4.700% due 05/19/2021	6,515	6,434
EMC Corp.
1.875% due 06/01/2018	3,137	3,128
2.650% due 06/01/2020	7,476	7,228
Endo Finance LLC
5.750% due 01/15/2022	8,743	7,213
Energy Transfer Equity LP
7.500% due 10/15/2020	3,474	3,750
EnPro Industries, Inc.
5.875% due 09/15/2022	1,550	1,610
Envision Healthcare Corp.
5.625% due 07/15/2022	1,000	1,010
Ferrellgas LP
6.750% due 01/15/2022 (d)	5,328	5,075
Fiat Chrysler Automobiles NV
4.500% due 04/15/2020	9,000	9,102
First Quantum Minerals Ltd.
7.000% due 02/15/2021	4,753	4,774
FMG Resources Pty. Ltd.
4.750% due 05/15/2022	6,628	6,570
Freeport-McMoRan, Inc.
3.100% due 03/15/2020	6,834	6,783
3.550% due 03/01/2022	4,236	4,109
4.000% due 11/14/2021	1,000	1,000
Fresenius Medical Care U.S. Finance, Inc.
5.625% due 07/31/2019	10	10
GameStop Corp.
6.750% due 03/15/2021 (d)	1,800	1,827
Gates Global LLC
6.000% due 07/15/2022	477	485
GFL Environmental, Inc.
5.625% due 05/01/2022	6,297	6,328
9.875% due 02/01/2021	2,005	2,120
Global Partners LP
6.250% due 07/15/2022	2,920	2,920
Global Ship Lease, Inc.
9.875% due 11/15/2022	1,100	1,107
GLP Capital LP
4.375% due 11/01/2018	490	493
4.375% due 04/15/2021	300	302
4.875% due 11/01/2020	10,385	10,625
goeasy Ltd.
7.875% due 11/01/2022	1,870	2,010
Gogo Intermediate Holdings LLC
12.500% due 07/01/2022	2,182	2,460
Griffon Corp.
5.250% due 03/01/2022	6,253	6,302
Guitar Center, Inc.
6.500% due 04/15/2019	4,312	4,316
Harland Clarke Holdings Corp.
8.375% due 08/15/2022	4,622	4,714
Harvest Operations Corp.
2.330% due 04/14/2021	10	10
HCA Healthcare, Inc.
6.250% due 02/15/2021	3,992	4,202
HCA, Inc.
3.750% due 03/15/2019	4,050	4,076
4.250% due 10/15/2019	50	51
5.875% due 03/15/2022	7,016	7,411
6.500% due 02/15/2020	11,411	11,996
7.500% due 02/15/2022	4,587	5,051

Herc Rentals, Inc.
7.500% due 06/01/2022	1,600	1,716
Hertz Corp.
5.875% due 10/15/2020	5,574	5,532
7.625% due 06/01/2022	4,968	5,036
Hexion, Inc.
6.625% due 04/15/2020	9,971	9,348
Hillman Group, Inc.
6.375% due 07/15/2022	1,800	1,746
HRG Group, Inc.
7.750% due 01/15/2022	3,959	4,120
Hughes Satellite Systems Corp.
7.625% due 06/15/2021	5,003	5,388
Huntsman International LLC
4.875% due 11/15/2020	8,519	8,711
iHeartCommunications, Inc.
9.000% due 12/15/2019 ^(b)	6,870	5,487
9.000% due 03/01/2021 ^(b)(d)	13,050	10,367
11.250% due 03/01/2021 ^(b)	6,950	5,317
Imperial Metals Corp.
7.000% due 03/15/2019	400	370
Infor Software Parent LLC (7.125% Cash or 7.875% PIK)
7.125% due 05/01/2021 (a)	7,338	7,439
Infor U.S., Inc.
6.500% due 05/15/2022	3,920	4,008
Inmarsat Finance PLC
4.875% due 05/15/2022	2,420	2,366
Intelsat Jackson Holdings S.A.
7.250% due 10/15/2020	8,658	8,052
9.500% due 09/30/2022	1,250	1,431
Intelsat Luxembourg S.A.
6.750% due 06/01/2018	12,145	12,084
International Game Technology PLC
5.625% due 02/15/2020	4,279	4,407
6.250% due 02/15/2022	7,417	7,806
INVISTA Finance LLC
4.250% due 10/15/2019	1,770	1,776
Jack Ohio Finance LLC
6.750% due 11/15/2021	3,563	3,688
Jaguar Land Rover Automotive PLC
3.500% due 03/15/2020	3,821	3,811
4.125% due 12/15/2018	4,546	4,580
JC Penney Corp., Inc.
5.650% due 06/01/2020 (d)	23	24
Jurassic Holdings, Inc.
6.875% due 02/15/2021	3,330	3,005
KB Home
4.750% due 05/15/2019	4,528	4,594
7.500% due 09/15/2022	1,800	1,984
8.000% due 03/15/2020	3,320	3,586
Kindred Healthcare, Inc.
8.000% due 01/15/2020	5,224	5,557
Kinetic Concepts, Inc.
7.875% due 02/15/2021	3,369	3,470
12.500% due 11/01/2021	1,000	1,135
Kinross Gold Corp.
5.125% due 09/01/2021	4,542	4,735
KLX, Inc.
5.875% due 12/01/2022	1,000	1,034
L Brands, Inc.
5.625% due 02/15/2022	5,278	5,502
6.625% due 04/01/2021	8,852	9,450
Lennar Corp.
4.125% due 12/01/2018	500	503
4.125% due 01/15/2022	800	790
4.500% due 11/15/2019	5,351	5,411
4.750% due 04/01/2021	7,110	7,261
6.250% due 12/15/2021	1,800	1,912
6.625% due 05/01/2020	250	265
LifePoint Health, Inc.
5.500% due 12/01/2021	5,465	5,540
Lightstream Resources Ltd.
8.625% due 02/01/2020 ^(b)	3,575	107
Mallinckrodt International Finance S.A.
3.500% due 04/15/2018	2,890	2,889
4.875% due 04/15/2020 (d)	4,207	4,018
5.750% due 08/01/2022 (d)	4,773	4,105
Men’s Wearhouse, Inc.
7.000% due 07/01/2022	1,100	1,136
MGM Resorts International
5.250% due 03/31/2020	1,750	1,798
6.625% due 12/15/2021	5,192	5,614
6.750% due 10/01/2020	5,103	5,435
7.750% due 03/15/2022	3,915	4,370
8.625% due 02/01/2019	5,196	5,453

Momentive Performance Materials, Inc.
3.880% due 10/24/2021	2,575	2,707
Murphy Oil Corp.
4.000% due 06/01/2022	1,000	973
4.450% due 12/01/2022	5,527	5,361
Murray Energy Corp.
11.250% due 04/15/2021	7,384	2,806
Nabors Industries, Inc.
4.625% due 09/15/2021	5,243	5,087
5.000% due 09/15/2020	1,795	1,799
National CineMedia LLC
6.000% due 04/15/2022	1,800	1,827
Navios Maritime Holdings, Inc.
7.375% due 01/15/2022	6,415	5,092
NCL Corp. Ltd.
4.750% due 12/15/2021	3,538	3,582
NCR Corp.
5.875% due 12/15/2021	1,100	1,123
Neiman Marcus Group Ltd. LLC
8.000% due 10/15/2021 (d)	4,932	3,144
Netflix, Inc.
5.500% due 02/15/2022	6,508	6,768
Newfield Exploration Co.
5.750% due 01/30/2022	3,635	3,817
Nielsen Finance LLC
5.000% due 04/15/2022	9,107	9,123
Nokia Oyj
3.375% due 06/12/2022	2,920	2,822
5.375% due 05/15/2019	3,309	3,354
Northwest Acquisitions ULC
7.125% due 11/01/2022	1,600	1,636
Nuance Communications, Inc.
5.375% due 08/15/2020	1,423	1,436
NuStar Logistics LP
4.800% due 09/01/2020	1,800	1,807
NXP BV
3.875% due 09/01/2022	5,105	5,079
4.125% due 06/15/2020	1,500	1,526
4.125% due 06/01/2021	8,569	8,676
Oasis Petroleum, Inc.
6.500% due 11/01/2021	1,200	1,221
6.875% due 03/15/2022 (d)	5,338	5,427
Ortho-Clinical Diagnostics, Inc.
6.625% due 05/15/2022	10,106	9,904
Park Aerospace Holdings Ltd.
3.625% due 03/15/2021	1,200	1,143
4.500% due 03/15/2023	5,178	4,919
5.250% due 08/15/2022	4,321	4,249
Parker Drilling Co.
6.750% due 07/15/2022	2,420	1,888
Perstorp Holding AB
8.500% due 06/30/2021	891	936
11.000% due 09/30/2021	1,000	1,090
PHI, Inc.
5.250% due 03/15/2019	3,040	2,995
Pinnacle Foods Finance LLC
4.875% due 05/01/2021	2,550	2,572
Platform Specialty Products Corp.
6.500% due 02/01/2022	4,230	4,309
Precision Drilling Corp.
6.500% due 12/15/2021	1,800	1,822
7.750% due 12/15/2023	250	261
QEP Resources, Inc.
5.375% due 10/01/2022	4,596	4,613
Range Resources Corp.
5.000% due 08/15/2022	7,127	6,931
Resolute Energy Corp.
8.500% due 05/01/2020	1,280	1,280
Revlon Consumer Products Corp.
5.750% due 02/15/2021	4,389	3,423
Reynolds Group Issuer, Inc.
5.750% due 10/15/2020	7,973	8,082
Rite Aid Corp.
6.750% due 06/15/2021	3,478	3,561
9.250% due 03/15/2020	4,750	4,763
Rivers Pittsburgh Borrower LP
6.125% due 08/15/2021	1,000	968
Rockies Express Pipeline LLC
5.625% due 04/15/2020	6,920	7,197
6.000% due 01/15/2019	3,352	3,427
6.850% due 07/15/2018	3,173	3,205
Rowan Cos., Inc.
4.875% due 06/01/2022	3,178	2,908
7.875% due 08/01/2019	3,246	3,360

RR Donnelley & Sons Co.
7.875% due 03/15/2021	4,607	4,803
Sabine Pass Liquefaction LLC
5.625% due 02/01/2021	10	11
Sable Permian Resources Land LLC
7.125% due 11/01/2020	3,592	2,676
13.000% due 11/30/2020	4,608	5,288
Sanchez Energy Corp.
7.250% due 02/15/2023 (d)	1,500	1,511
7.750% due 06/15/2021 (d)	8,375	7,747
Sanmina Corp.
4.375% due 06/01/2019	1,808	1,826
Sears Holdings Corp.
8.000% due 12/15/2019 (d)	3,618	1,198
Select Medical Corp.
6.375% due 06/01/2021	3,547	3,614
SESI LLC
7.125% due 12/15/2021	1,939	1,978
Signode Industrial Group Lux S.A.
6.375% due 05/01/2022	2,990	3,087
Sinclair Television Group, Inc.
5.375% due 04/01/2021	1,800	1,820
6.125% due 10/01/2022	1,800	1,852
Sirius XM Radio, Inc.
3.875% due 08/01/2022	7,345	7,088
SoftBank Group Corp.
4.500% due 04/15/2020	7,128	7,287
Sotera Health Topco, Inc. (8.125% Cash or 8.875% PIK)
8.125% due 11/01/2021 (a)	6,600	6,649
Southwestern Energy Co.
4.100% due 03/15/2022	8,108	7,804
Springs Industries, Inc.
6.250% due 06/01/2021	3,427	3,483
Standard Industries, Inc.
5.500% due 02/15/2023	1,500	1,556
SUPERVALU, Inc.
6.750% due 06/01/2021 (d)	3,114	3,091
Syniverse Holdings, Inc.
9.125% due 01/15/2019	281	280
T-Mobile USA, Inc.
4.000% due 04/15/2022	5,387	5,374
Taylor Morrison Communities, Inc.
5.250% due 04/15/2021	1,680	1,697
Teck Resources Ltd.
4.750% due 01/15/2022	5,405	5,500
Teekay Corp.
8.500% due 01/15/2020	1,800	1,872
TEGNA, Inc.
5.125% due 10/15/2019	1,259	1,270
Teine Energy Ltd.
6.875% due 09/30/2022	4,750	4,869
Tenet Healthcare Corp.
4.375% due 10/01/2021	6,359	6,280
4.500% due 04/01/2021	3,497	3,484
4.750% due 06/01/2020	3,646	3,692
5.500% due 03/01/2019	5,120	5,197
6.000% due 10/01/2020	3,233	3,354
7.500% due 01/01/2022	600	635
8.125% due 04/01/2022	7,590	7,941
Toll Brothers Finance Corp.
4.000% due 12/31/2018	2,925	2,950
5.875% due 02/15/2022	3,296	3,506
Tops Holding LLC
9.000% due 03/15/2021 ^(b)	883	717
TPC Group, Inc.
8.750% due 12/15/2020	4,550	4,594
TransDigm, Inc.
5.500% due 10/15/2020	5,643	5,685
6.000% due 07/15/2022	4,602	4,706
Transocean, Inc.
5.800% due 10/15/2022	2,265	2,186
TRI Pointe Group, Inc.
4.875% due 07/01/2021	1,300	1,312
Triumph Group, Inc.
4.875% due 04/01/2021	5,985	5,880
TRU Taj LLC
12.000% due 08/15/2021 ^(d)	2,000	1,555
Ultra Resources, Inc.
6.875% due 04/15/2022 (d)	1,680	1,468
Unisys Corp.
10.750% due 04/15/2022	2,455	2,771
Unit Corp.
6.625% due 05/15/2021	3,684	3,702

United Continental Holdings, Inc.
4.250% due 10/01/2022	2,000	1,962
United States Steel Corp.
7.375% due 04/01/2020	1,389	1,483
8.375% due 07/01/2021	3,524	3,792
Urban One, Inc.
9.250% due 02/15/2020	1,400	1,365
Valeant Pharmaceuticals International, Inc.
5.375% due 03/15/2020	4,818	4,862
5.625% due 12/01/2021	5,843	5,602
6.500% due 03/15/2022	600	622
6.750% due 08/15/2021	1,000	1,006
7.500% due 07/15/2021	8,114	8,205
Vertiv Intermediate Holding Corp. (12.000% Cash or 13.000% PIK)
12.000% due 02/15/2022 (a)	1,200	1,275
Videotron Ltd.
5.000% due 07/15/2022	1,700	1,732
Virgin Australia Holdings Ltd.
7.875% due 10/15/2021	1,100	1,121
Virgin Media Secured Finance PLC
5.250% due 01/15/2021	1,490	1,522
Weatherford International Ltd.
4.500% due 04/15/2022 (d)	4,921	4,109
7.750% due 06/15/2021	6,438	6,028
Whiting Petroleum Corp.
5.750% due 03/15/2021 (d)	6,297	6,376
WPX Energy, Inc.
6.000% due 01/15/2022	4,464	4,609
7.500% due 08/01/2020	2,994	3,219
WR Grace & Co-Conn
5.125% due 10/01/2021	5,328	5,468
Xerium Technologies, Inc.
9.500% due 08/15/2021	1,800	1,858
XPO Logistics, Inc.
6.500% due 06/15/2022	8,738	9,044
Yum! Brands, Inc.
3.875% due 11/01/2020	1,890	1,902
Zachry Holdings, Inc.
7.500% due 02/01/2020	1,967	1,992
ZF North America Capital, Inc.
4.000% due 04/29/2020	5,229	5,288

		1,234,917

UTILITIES 7.4%
AES Corp.
4.000% due 03/15/2021	2,670	2,687
American Midstream Partners LP
8.500% due 12/15/2021	1,500	1,519
CenturyLink, Inc.
5.625% due 04/01/2020	5,536	5,598
5.800% due 03/15/2022	15,089	14,806
6.450% due 06/15/2021	7,121	7,299
Covanta Holding Corp.
6.375% due 10/01/2022	1,000	1,020
Frontier Communications Corp.
8.125% due 10/01/2018	4,103	4,165
10.500% due 09/15/2022	1,680	1,413
Genesis Energy LP
6.750% due 08/01/2022	7,114	7,336
Great Western Petroleum LLC
9.000% due 09/30/2021	3,802	3,916
NGL Energy Partners LP
6.875% due 10/15/2021	3,870	3,875
NGPL PipeCo LLC
4.375% due 08/15/2022	9,495	9,471
NRG Energy, Inc.
6.250% due 07/15/2022	1,400	1,449
SemGroup Corp.
5.625% due 07/15/2022	3,435	3,349
Sprint Capital Corp.
6.900% due 05/01/2019	2,855	2,948
Sprint Communications, Inc.
6.000% due 11/15/2022	10,541	10,370
7.000% due 03/01/2020	3,332	3,507
7.000% due 08/15/2020	5,993	6,248
9.000% due 11/15/2018	4,662	4,814
Sprint Corp.
7.250% due 09/15/2021	10,506	10,887
Talen Energy Supply LLC
4.600% due 12/15/2021 (d)	2,469	2,148
9.500% due 07/15/2022 (d)	5,034	4,908
Targa Resources Partners LP
4.125% due 11/15/2019	3,224	3,240

Telecom Italia Capital S.A.
6.999% due 06/04/2018	6,514	6,571
Texas Competitive Electric Holdings Company LLC
10.250% due 11/01/2015 ^(b)	7,375	27

		123,571

Total Corporate Bonds & Notes (Cost $1,576,073)		1,541,826

SHORT-TERM INSTRUMENTS 6.3%
REPURCHASE AGREEMENTS (f) 6.1%		102,839

SHORT-TERM NOTES 0.2%
Lennar Corp.
8.375% due 05/15/2018	2,946	2,974

Total Short-Term Instruments (Cost $105,803)		105,813

Total Investments in Securities (Cost $1,681,876)		1,647,639

	SHARES
INVESTMENTS IN AFFILIATES 4.4%
SHORT-TERM INSTRUMENTS 4.4%
MUTUAL FUNDS 4.4%
PIMCO Money Market Fund	73,586,904	73,587

Total Short-Term Instruments (Cost $73,587)		73,587

Total Investments in Affiliates (Cost $73,587)		73,587

Total Investments 102.8% (Cost $1,755,463)		$1,721,226
Financial Derivative Instruments (g)(j) 0.0% (Cost or Premiums, net $8,711)		349
Other Assets and Liabilities, net (2.8)%		(47,725)

Net Assets 100.0%		$1,673,850

Notes to Schedule of Investments:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

^	Security is in default.

~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•	Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	Payment in-kind security.

(b)	Security is not accruing income as of the date of this report.

(c)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(d)	Securities with an aggregate market value of $75,114 were out on loan in exchange for $76,625 of cash collateral as of March 31, 2018.

(e)	Contingent convertible security.

Borrowings and Other Financing Transactions

(f)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
BOS	1.990%	03/29/2018	04/02/2018	$50,000	U.S. Treasury Bonds 3.125% due 08/15/2044	$(51,488)	$50,000	$50,011
FICC	1.250	03/29/2018	04/02/2018	2,839	U.S. Treasury Notes 0.750% due 02/15/2019	(2,898)	2,839	2,839
MBC	2.000	03/29/2018	04/03/2018	50,000	U.S. Treasury Notes 0.750% - 1.375% due 09/30/2018 - 12/15/2019	(51,615)	50,000	50,011

Total Repurchase Agreements						$(106,001)	$102,839	$102,861

(1)	Includes accrued interest.

The average amount of borrowings outstanding during the period ended March 31, 2018 was $(35) at a weighted average interest rate of 0.010%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.

(g)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

Long Futures Contracts

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
U.S. Treasury 5-Year Note June Futures	06/2018	530	$60,664	$63	$32	$(1)

Total Futures Contracts				$63	$32	$(1)

Swap Agreements:

Credit Default Swaps on Credit Indices - Sell Protection (1)

								Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount (2)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (3)	Asset	Liability
CDX.HY-29 5-Year Index	5.000%	Quarterly	12/20/2022	$87,100	$6,289	$(544)	$5,745	$319	$0
CDX.HY-30 5-Year Index	5.000	Quarterly	06/20/2023	40,200	2,422	55	2,477	0	(1)

Total Swap Agreements					$8,711	$(489)	$8,222	$319	$(1)

Cash of $5,071 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2018.

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2018 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2018
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$183,338	$0	$183,338
Industrials	0	1,234,917	0	1,234,917
Utilities	0	123,571	0	123,571
Short-Term Instruments
Repurchase Agreements	0	102,839	0	102,839
Short-Term Notes	0	2,974	0	2,974
	$0	$1,647,639	$0	$1,647,639
Investments in Affiliates, at Value
Short-Term Instruments
Mutual Funds	73,587	0	0	73,587

Total Investments	$73,587	$1,647,639	$0	$1,721,226

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$32	$319	$0	$351

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	$(1)	$(1)	$0	$(2)

Total Financial Derivative Instruments	$31	$318	$0	$349

Totals	$73,618	$1,647,957	$0	$1,721,575

There were no significant transfers among Levels 1, 2, or 3 during the period ended March 31, 2018.

See Accompanying Notes

Schedule of Investments

PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund

March 31, 2018 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 99.2% ¤
CORPORATE BONDS & NOTES 96.0%
BANKING & FINANCE 36.3%
ABN AMRO Bank NV
4.750% due 07/28/2025	$500	$513
AerCap Ireland Capital DAC
4.500% due 05/15/2021	1,835	1,881
4.625% due 10/30/2020	5,430	5,592
Aflac, Inc.
3.625% due 11/15/2024	3,865	3,887
AIG Global Funding
2.788% (US0003M + 0.480%) due 07/02/2020 ~	1,800	1,803
American Express Co.
2.650% due 12/02/2022	350	339
4.050% due 12/03/2042	437	438
American Honda Finance Corp.
2.450% due 09/24/2020	3,839	3,807
American International Group, Inc.
3.750% due 07/10/2025	5,715	5,633
3.900% due 04/01/2026	1,000	991
American Tower Corp.
3.125% due 01/15/2027	4,005	3,675
Athene Global Funding
3.000% due 07/01/2022	1,810	1,763
Athene Holding Ltd.
4.125% due 01/12/2028	2,020	1,941
Aviation Capital Group LLC
6.750% due 04/06/2021	100	110
7.125% due 10/15/2020	100	109
B3 S.A. - Brasil Bolsa Balcao
5.500% due 07/16/2020	1,400	1,446
Banco do Brasil S.A.
6.000% due 01/22/2020	325	341
Banco Santander Mexico S.A. Institucion de Banca Multiple Grupo Financiero Santand
4.125% due 11/09/2022	375	375
Bank of America Corp.
2.369% due 07/21/2021 •	1,920	1,884
2.650% due 04/01/2019	1,675	1,674
3.419% due 12/20/2028 •	3,127	2,997
3.500% due 04/19/2026	5,770	5,672
4.000% due 04/01/2024	2,966	3,032
6.875% due 04/25/2018	250	251
7.750% due 05/14/2038	350	487
Bank of New York Mellon Corp.
3.000% due 02/24/2025	5,161	5,004
Barclays PLC
4.375% due 01/12/2026	6,420	6,438
BB&T Corp.
2.450% due 01/15/2020	5,436	5,392
Berkshire Hathaway Finance Corp.
5.750% due 01/15/2040	327	410
BNP Paribas S.A.
5.000% due 01/15/2021	7,110	7,485
Boston Properties LP
3.800% due 02/01/2024	775	780
BPCE S.A.
4.500% due 03/15/2025	3,570	3,588
5.150% due 07/21/2024	725	758
Brighthouse Financial, Inc.
4.700% due 06/22/2047	1,600	1,469
Capital One Financial Corp.
4.750% due 07/15/2021	4,710	4,914
Cboe Global Markets, Inc.
3.650% due 01/12/2027	400	390
Charles Schwab Corp.
3.000% due 03/10/2025	300	291
Chubb INA Holdings, Inc.
3.350% due 05/03/2026	4,603	4,529
4.350% due 11/03/2045	991	1,056

Citigroup, Inc.
2.700% due 03/30/2021	3,205	3,160
2.876% due 07/24/2023 •	1,920	1,870
3.400% due 05/01/2026	4,164	4,024
3.700% due 01/12/2026	4,350	4,300
4.000% due 08/05/2024	3,967	3,981
8.125% due 07/15/2039	84	127
Citizens Financial Group, Inc.
2.375% due 07/28/2021	100	97
CME Group, Inc.
3.000% due 09/15/2022	2,787	2,770
3.000% due 03/15/2025	400	389
Commonwealth Bank of Australia
2.750% due 03/10/2022	1,000	983
Cooperatieve Rabobank UA
3.875% due 02/08/2022	325	332
5.250% due 05/24/2041	4,976	5,939
Credit Suisse AG
3.000% due 10/29/2021	1,150	1,139
Credit Suisse Group Funding Guernsey Ltd.
3.800% due 06/09/2023	4,262	4,274
4.875% due 05/15/2045	1,000	1,064
Crown Castle International Corp.
4.450% due 02/15/2026	4,081	4,147
Deutsche Bank AG
2.692% (US0003M + 0.970%) due 07/13/2020 ~	1,900	1,906
4.100% due 01/13/2026	4,782	4,640
Duke Realty LP
3.875% due 10/15/2022	250	255
Essex Portfolio LP
3.250% due 05/01/2023	2,520	2,483
First Republic Bank
4.375% due 08/01/2046	250	249
Ford Motor Credit Co. LLC
2.375% due 03/12/2019	5,968	5,937
3.336% due 03/18/2021	1,000	994
5.875% due 08/02/2021	3,342	3,568
GE Capital International Funding Co. Unlimited Co.
2.342% due 11/15/2020	5,435	5,316
4.418% due 11/15/2035	4,587	4,476
General Motors Financial Co., Inc.
3.700% due 11/24/2020	1,000	1,010
Goldman Sachs Group, Inc.
2.550% due 10/23/2019	6,555	6,521
2.741% (US0003M + 1.000%) due 07/24/2023 ~	1,900	1,901
3.500% due 01/23/2025	400	393
4.750% due 10/21/2045	625	669
6.750% due 10/01/2037	3,580	4,487
Harley-Davidson Financial Services, Inc.
2.550% due 06/09/2022	1,810	1,742
Healthcare Trust of America Holdings LP
2.950% due 07/01/2022	1,810	1,772
Hospitality Properties Trust
5.000% due 08/15/2022	959	997
HSBC Holdings PLC
3.900% due 05/25/2026	1,000	998
4.300% due 03/08/2026	4,546	4,666
HSBC USA, Inc.
2.375% due 11/13/2019	6,445	6,387
Hutchison Whampoa International Ltd.
7.450% due 11/24/2033	600	830
ING Bank NV
2.500% due 10/01/2019	4,740	4,710
Intercontinental Exchange, Inc.
2.500% due 10/15/2018	375	375
John Deere Capital Corp.
2.800% due 03/06/2023	4,746	4,651
3.900% due 07/12/2021	275	283
JPMorgan Chase & Co.
2.550% due 03/01/2021	4,782	4,707
2.950% due 10/01/2026	5,349	5,035
3.625% due 05/13/2024	5,063	5,053
4.850% due 02/01/2044	3,266	3,627
5.400% due 01/06/2042	300	356
KeyCorp
2.900% due 09/15/2020	3,344	3,330
Kilroy Realty LP
3.800% due 01/15/2023	875	880
Kimco Realty Corp.
4.450% due 09/01/2047	1,000	951
Lazard Group LLC
3.750% due 02/13/2025	3,830	3,773
Liberty Mutual Group, Inc.
4.850% due 08/01/2044	1,000	1,041
Lloyds Bank PLC
5.800% due 01/13/2020	400	419

Lloyds Banking Group PLC
3.750% due 01/11/2027	5,055	4,896
Macquarie Bank Ltd.
6.625% due 04/07/2021	49	53
Marsh & McLennan Cos., Inc.
3.750% due 03/14/2026	433	433
4.350% due 01/30/2047	200	206
MetLife, Inc.
5.700% due 06/15/2035	1,000	1,193
5.875% due 02/06/2041	85	103
9.250% due 04/08/2038	975	1,331
Metropolitan Life Global Funding
2.650% due 04/08/2022	1,685	1,654
Mitsubishi UFJ Financial Group, Inc.
2.665% due 07/25/2022	1,920	1,861
3.850% due 03/01/2026	1,870	1,873
Mizuho Financial Group, Inc.
2.632% due 04/12/2021	4,330	4,245
Morgan Stanley
3.875% due 01/27/2026	4,737	4,735
4.350% due 09/08/2026	5,084	5,126
7.300% due 05/13/2019	4,017	4,210
Nasdaq, Inc.
3.850% due 06/30/2026	100	99
National Australia Bank Ltd.
2.800% due 01/10/2022	1,000	985
National City Corp.
6.875% due 05/15/2019	3,625	3,785
New York Life Global Funding
2.350% due 07/14/2026	100	92
New York Life Insurance Co.
6.750% due 11/15/2039	1,050	1,425
Nippon Life Insurance Co.
4.700% due 01/20/2046 •	1,000	1,012
5.100% due 10/16/2044 •	1,000	1,043
Nissan Motor Acceptance Corp.
2.112% (US0003M + 0.390%) due 07/13/2020 ~	1,900	1,901
Nuveen Finance LLC
4.125% due 11/01/2024	1,000	1,019
ORIX Corp.
2.900% due 07/18/2022	1,920	1,878
PNC Bank N.A.
3.800% due 07/25/2023	400	406
Principal Life Global Funding
3.000% due 04/18/2026	1,172	1,120
Progressive Corp.
2.450% due 01/15/2027	200	184
Prudential Financial, Inc.
3.500% due 05/15/2024	4,980	4,971
Raymond James Financial, Inc.
3.625% due 09/15/2026	100	98
Santander Holdings USA, Inc.
4.500% due 07/17/2025	5,641	5,734
Societe Generale S.A.
4.250% due 04/14/2025	1,000	986
Spirit Realty LP
4.450% due 09/15/2026	2,020	1,961
Standard Chartered PLC
3.050% due 01/15/2021	1,200	1,189
State Street Corp.
2.785% (US0003M + 0.900%) due 08/18/2020 ~	1,200	1,215
Sumitomo Life Insurance Co.
6.500% due 09/20/2073 •	600	663
Sumitomo Mitsui Banking Corp.
3.200% due 07/18/2022	3,524	3,510
Sumitomo Mitsui Financial Group, Inc.
2.058% due 07/14/2021	1,000	965
2.489% (US0003M + 0.780%) due 07/12/2022 ~	1,810	1,818
Synchrony Financial
2.700% due 02/03/2020	250	248
Tanger Properties LP
3.750% due 12/01/2024	1,875	1,842
Toyota Motor Credit Corp.
1.900% due 04/08/2021	1,000	972
U.S. Bancorp
2.950% due 07/15/2022	5,128	5,057
UBS AG
2.627% (US0003M + 0.580%) due 06/08/2020 ~	1,800	1,808
UBS Group Funding Switzerland AG
4.125% due 09/24/2025	4,905	4,934
Visa, Inc.
4.300% due 12/14/2045	4,486	4,813
WEA Finance LLC
3.750% due 09/17/2024	3,705	3,713

Wells Fargo & Co.
2.625% due 07/22/2022	1,920	1,858
3.300% due 09/09/2024	7,465	7,287
4.125% due 08/15/2023	75	76
4.400% due 06/14/2046	1,000	971
Westpac Banking Corp.
2.850% due 05/13/2026	1,000	941
Weyerhaeuser Co.
7.375% due 03/15/2032	2,120	2,804
WR Berkley Corp.
4.625% due 03/15/2022	400	417

		340,848

INDUSTRIALS 48.7%
21st Century Fox America, Inc.
4.950% due 10/15/2045	1,200	1,326
6.400% due 12/15/2035	100	127
Abbott Laboratories
2.550% due 03/15/2022	350	341
4.750% due 11/30/2036	2,020	2,179
AbbVie, Inc.
2.900% due 11/06/2022	5,872	5,740
3.200% due 05/14/2026	3,803	3,624
4.300% due 05/14/2036	500	501
4.450% due 05/14/2046	1,000	997
Activision Blizzard, Inc.
2.300% due 09/15/2021	378	366
3.400% due 09/15/2026	3,502	3,427
Acwa Power Management And Investments One Ltd.
5.950% due 12/15/2039	1,000	1,033
Aetna, Inc.
3.875% due 08/15/2047	1,000	899
Alibaba Group Holding Ltd.
3.600% due 11/28/2024	2,195	2,179
Allergan Funding SCS
3.800% due 03/15/2025	5,224	5,139
Altria Group, Inc.
2.950% due 05/02/2023	5,048	4,943
Amazon.com, Inc.
3.150% due 08/22/2027	1,200	1,159
3.875% due 08/22/2037	2,520	2,510
Amgen, Inc.
3.450% due 10/01/2020	1,645	1,662
3.625% due 05/22/2024	6,890	6,943
4.400% due 05/01/2045	100	100
Anadarko Petroleum Corp.
3.450% due 07/15/2024	4,255	4,135
Andeavor Logistics LP
5.500% due 10/15/2019	3,627	3,737
Anheuser-Busch InBev Finance, Inc.
3.650% due 02/01/2026	1,995	1,985
4.900% due 02/01/2046	3,012	3,256
Anheuser-Busch InBev Worldwide, Inc.
3.750% due 01/15/2022	4,583	4,677
Anthem, Inc.
3.500% due 08/15/2024	1,204	1,182
Apache Corp.
4.750% due 04/15/2043	528	526
5.100% due 09/01/2040	1,197	1,228
Apple, Inc.
2.500% due 02/09/2025	3,795	3,599
3.250% due 02/23/2026	6,180	6,096
3.450% due 05/06/2024	375	379
3.850% due 08/04/2046	1,000	979
AstraZeneca PLC
2.691% (US0003M + 0.620%) due 06/10/2022 ~	1,800	1,808
AutoNation, Inc.
3.800% due 11/15/2027	1,000	959
Bacardi Ltd.
2.750% due 07/15/2026	100	89
Baidu, Inc.
3.625% due 07/06/2027	1,600	1,524
Barrick PD Australia Finance Pty. Ltd.
4.950% due 01/15/2020	100	104
Baxalta, Inc.
5.250% due 06/23/2045	1,834	2,015
Becton Dickinson and Co.
2.675% due 12/15/2019	3,947	3,922
BHP Billiton Finance USA Ltd.
5.000% due 09/30/2043	1,032	1,195
BorgWarner, Inc.
3.375% due 03/15/2025	200	198

Broadcom Corp.
2.375% due 01/15/2020	500	493
3.000% due 01/15/2022	500	491
3.625% due 01/15/2024	500	492
3.875% due 01/15/2027	500	487
Burlington Northern Santa Fe LLC
5.400% due 06/01/2041	4,545	5,400
Cardinal Health, Inc.
2.616% due 06/15/2022	1,920	1,857
Caterpillar, Inc.
3.803% due 08/15/2042	6,138	6,142
CBS Corp.
2.500% due 02/15/2023	1,920	1,826
2.900% due 01/15/2027	200	182
Cenovus Energy, Inc.
5.400% due 06/15/2047	2,042	2,060
6.750% due 11/15/2039	268	309
Charter Communications Operating LLC
4.908% due 07/23/2025	5,592	5,720
Chevron Corp.
2.100% due 05/16/2021	5,369	5,249
China Resources Gas Group Ltd.
4.500% due 04/05/2022	750	774
Cimarex Energy Co.
4.375% due 06/01/2024	1,651	1,701
Comcast Corp.
3.125% due 07/15/2022	4,629	4,619
3.150% due 03/01/2026	5,073	4,886
3.200% due 07/15/2036	1,000	884
3.600% due 03/01/2024	3,533	3,555
Concho Resources, Inc.
4.875% due 10/01/2047	2,031	2,162
Continental Resources, Inc.
4.500% due 04/15/2023	300	304
Corning, Inc.
5.750% due 08/15/2040	285	341
Cox Communications, Inc.
3.350% due 09/15/2026	100	95
CRH America Finance, Inc.
3.400% due 05/09/2027	400	384
CSX Corp.
3.800% due 11/01/2046	1,100	1,014
6.220% due 04/30/2040	125	156
CVS Health Corp.
3.375% due 08/12/2024	4,035	3,912
5.125% due 07/20/2045	719	769
D.R. Horton, Inc.
4.000% due 02/15/2020	1,000	1,017
Dell International LLC
5.450% due 06/15/2023	500	530
6.020% due 06/15/2026	3,501	3,774
8.100% due 07/15/2036	500	609
8.350% due 07/15/2046	1,000	1,272
Deutsche Telekom International Finance BV
3.600% due 01/19/2027	4,130	4,059
Dolphin Energy Ltd.
5.500% due 12/15/2021	1,000	1,066
Dominion Energy Gas Holdings LLC
3.600% due 12/15/2024	1,810	1,816
Dow Chemical Co.
3.000% due 11/15/2022	1,024	1,006
5.250% due 11/15/2041	641	712
Eaton Corp.
2.750% due 11/02/2022	1,028	1,005
Ecopetrol S.A.
4.250% due 09/18/2018	100	101
5.375% due 06/26/2026	1,895	1,979
Eli Lilly & Co.
2.750% due 06/01/2025	3,929	3,805
Enbridge, Inc.
2.825% (US0003M + 0.700%) due 06/15/2020 ~	1,800	1,807
2.900% due 07/15/2022	1,821	1,768
Encana Corp.
5.150% due 11/15/2041	30	31
Energy Transfer LP
3.600% due 02/01/2023	5,468	5,334
4.200% due 04/15/2027	500	483
4.650% due 06/01/2021	100	103
5.300% due 04/15/2047	500	470
Enterprise Products Operating LLC
3.750% due 02/15/2025	3,610	3,630
3.950% due 02/15/2027	1,650	1,661
4.850% due 03/15/2044	800	840
6.650% due 04/15/2018	200	200

Equifax, Inc.
2.300% due 06/01/2021	300	291
7.000% due 07/01/2037	1,000	1,229
ERAC USA Finance LLC
3.300% due 12/01/2026	1,000	966
4.200% due 11/01/2046	1,000	943
Exxon Mobil Corp.
3.176% due 03/15/2024	4,322	4,367
FedEx Corp.
4.550% due 04/01/2046	975	986
Fomento Economico Mexicano S.A.B. de C.V.
2.875% due 05/10/2023	2,020	1,970
Freeport-McMoRan, Inc.
3.550% due 03/01/2022	75	73
General Electric Co.
3.100% due 01/09/2023	75	74
5.500% due 01/08/2020	3,789	3,941
6.875% due 01/10/2039	416	539
General Motors Co.
4.875% due 10/02/2023	6,990	7,300
5.400% due 04/01/2048	1,000	1,001
Georgia-Pacific LLC
3.163% due 11/15/2021	3,295	3,295
Gilead Sciences, Inc.
3.500% due 02/01/2025	4,670	4,659
GlaxoSmithKline Capital, Inc.
2.800% due 03/18/2023	225	220
6.375% due 05/15/2038	1,835	2,417
Glencore Finance Canada Ltd.
4.250% due 10/25/2022	4,927	5,003
Grupo Televisa S.A.B.
5.000% due 05/13/2045	500	471
6.625% due 01/15/2040	1,000	1,153
GTL Trade Finance, Inc.
5.893% due 04/29/2024	2,920	3,126
Halliburton Co.
5.000% due 11/15/2045	4,660	5,109
Hess Corp.
5.800% due 04/01/2047	2,020	2,128
Home Depot, Inc.
3.000% due 04/01/2026	6,067	5,900
3.500% due 09/15/2056	100	89
4.250% due 04/01/2046	7	7
Intel Corp.
3.700% due 07/29/2025	5,779	5,908
International Business Machines Corp.
4.000% due 06/20/2042	92	94
5.600% due 11/30/2039	29	36
KazMunayGas National Co. JSC
7.000% due 05/05/2020	1,374	1,477
Kinder Morgan Energy Partners LP
3.950% due 09/01/2022	3,644	3,675
5.300% due 09/15/2020	485	505
Kinder Morgan, Inc.
3.050% due 12/01/2019	200	200
5.550% due 06/01/2045	3,956	4,169
KLA-Tencor Corp.
4.650% due 11/01/2024	1,650	1,725
Koninklijke Philips NV
3.750% due 03/15/2022	1,865	1,912
Kraft Heinz Foods Co.
4.375% due 06/01/2046	4,433	4,055
5.200% due 07/15/2045	450	458
6.125% due 08/23/2018	5,013	5,083
Kroger Co.
6.150% due 01/15/2020	275	290
L3 Technologies, Inc.
4.750% due 07/15/2020	699	721
Lockheed Martin Corp.
4.090% due 09/15/2052	4,423	4,317
Lowe’s Cos., Inc.
4.650% due 04/15/2042	1,763	1,897
McDonald’s Corp.
4.875% due 12/09/2045	5,074	5,521
Medtronic, Inc.
3.150% due 03/15/2022	4,894	4,903
3.500% due 03/15/2025	4,081	4,081
4.625% due 03/15/2045	1,835	2,011
Merck & Co., Inc.
3.700% due 02/10/2045	3,933	3,840
Merck Sharp & Dohme Corp.
5.000% due 06/30/2019	160	165
Microsoft Corp.
2.700% due 02/12/2025	4,768	4,606
4.250% due 02/06/2047	1,000	1,077
4.450% due 11/03/2045	6,253	6,927

Moody’s Corp.
2.625% due 01/15/2023	1,810	1,749
4.875% due 02/15/2024	3,340	3,547
5.500% due 09/01/2020	300	317
Mylan, Inc.
3.125% due 01/15/2023	100	97
Newell Brands, Inc.
5.500% due 04/01/2046	4,330	4,579
Norfolk Southern Corp.
4.650% due 01/15/2046	3,645	3,897
Northrop Grumman Corp.
3.850% due 04/15/2045	565	529
Occidental Petroleum Corp.
3.400% due 04/15/2026	975	965
ONEOK Partners LP
4.900% due 03/15/2025	1,600	1,672
5.000% due 09/15/2023	250	264
Oracle Corp.
2.800% due 07/08/2021	6,489	6,473
4.125% due 05/15/2045	3,791	3,824
Owens Corning
3.400% due 08/15/2026	100	96
Penske Truck Leasing Co. LP
3.400% due 11/15/2026	200	191
PepsiCo, Inc.
2.850% due 02/24/2026	1,000	960
5.500% due 01/15/2040	430	530
Pertamina Persero PT
4.300% due 05/20/2023	1,000	1,010
6.000% due 05/03/2042	1,000	1,073
Petroleos Mexicanos
4.250% due 01/15/2025	1,475	1,429
4.875% due 01/24/2022	325	334
6.375% due 01/23/2045	3,685	3,591
6.750% due 09/21/2047	2,020	2,049
6.875% due 08/04/2026	1,200	1,317
Pfizer, Inc.
4.400% due 05/15/2044	400	430
Philip Morris International, Inc.
2.750% due 02/25/2026	1,000	941
3.375% due 08/11/2025	425	418
3.600% due 11/15/2023	825	841
5.650% due 05/16/2018	3,277	3,290
Pioneer Natural Resources Co.
6.875% due 05/01/2018	200	201
QUALCOMM, Inc.
3.000% due 05/20/2022	975	961
3.450% due 05/20/2025	725	708
Ras Laffan Liquefied Natural Gas Co. Ltd.
5.838% due 09/30/2027	1,000	1,094
Reliance Industries Ltd.
4.125% due 01/28/2025	1,000	997
Republic Services, Inc.
3.375% due 11/15/2027	1,000	967
5.250% due 11/15/2021	295	315
Reynolds American, Inc.
4.450% due 06/12/2025	4,665	4,803
Rio Tinto Finance USA Ltd.
3.750% due 06/15/2025	2,020	2,055
Roche Holdings, Inc.
2.625% due 05/15/2026	2,170	2,056
Rockwell Collins, Inc.
4.800% due 12/15/2043	2,020	2,148
Sabine Pass Liquefaction LLC
5.625% due 02/01/2021	6,612	6,955
Shire Acquisitions Investments Ireland DAC
1.900% due 09/23/2019	1,000	984
Sky PLC
3.750% due 09/16/2024	306	311
Southern Co.
3.008% (US0003M + 0.700%) due 09/30/2020 ~	1,800	1,810
4.400% due 07/01/2046	1,000	1,003
Southern Copper Corp.
6.750% due 04/16/2040	4,060	5,022
Spectra Energy Partners LP
2.725% (US0003M + 0.700%) due 06/05/2020 ~	1,600	1,611
Sprint Spectrum Co. LLC
3.360% due 03/20/2023	350	349
Stryker Corp.
2.625% due 03/15/2021	200	198
3.500% due 03/15/2026	1,000	998
4.375% due 01/15/2020	100	103
4.625% due 03/15/2046	1,200	1,284

Target Corp.
3.875% due 07/15/2020	250	256
Tech Data Corp.
3.700% due 02/15/2022	500	497
Telefonica Emisiones S.A.U.
5.462% due 02/16/2021	125	133
7.045% due 06/20/2036	1,735	2,204
Thermo Fisher Scientific, Inc.
2.950% due 09/19/2026	3,959	3,700
3.150% due 01/15/2023	100	98
Time Warner Cable LLC
5.000% due 02/01/2020	2,995	3,077
Time Warner, Inc.
3.400% due 06/15/2022	550	549
3.550% due 06/01/2024	5,210	5,131
TransCanada PipeLines Ltd.
3.800% due 10/01/2020	215	219
4.875% due 01/15/2026	2,524	2,725
Tyson Foods, Inc.
4.500% due 06/15/2022	6,642	6,887
4.875% due 08/15/2034	1,895	2,011
Union Pacific Corp.
3.799% due 10/01/2051	1,895	1,808
United Technologies Corp.
3.100% due 06/01/2022	6,773	6,720
UnitedHealth Group, Inc.
4.750% due 07/15/2045	5,310	5,859
6.875% due 02/15/2038	415	570
Vale Overseas Ltd.
6.875% due 11/21/2036	4,495	5,310
Viacom, Inc.
4.250% due 09/01/2023	3,945	4,007
Walmart, Inc.
3.250% due 10/25/2020	2,020	2,053
Walt Disney Co.
4.125% due 06/01/2044	3,666	3,865
Western Gas Partners LP
4.650% due 07/01/2026	300	304
Whirlpool Corp.
3.700% due 03/01/2023	250	252
5.150% due 03/01/2043	300	329
Williams Partners LP
5.400% due 03/04/2044	1,884	1,978
Woodside Finance Ltd.
3.700% due 09/15/2026	400	394
Wyeth LLC
5.950% due 04/01/2037	1,000	1,277

		456,599

UTILITIES 11.0%
American Water Capital Corp.
3.850% due 03/01/2024	2,898	2,982
Appalachian Power Co.
7.000% due 04/01/2038	605	830
AT&T, Inc.
3.800% due 03/01/2024	1,000	1,003
4.100% due 02/15/2028	1,921	1,910
4.125% due 02/17/2026	3,800	3,813
4.300% due 02/15/2030	1,040	1,037
4.800% due 06/15/2044	5,250	5,135
5.150% due 02/14/2050	600	607
5.650% due 02/15/2047	375	407
Atmos Energy Corp.
4.150% due 01/15/2043	730	767
Berkshire Hathaway Energy Co.
6.125% due 04/01/2036	371	474
BG Energy Capital PLC
5.125% due 10/15/2041	115	130
Black Hills Corp.
3.150% due 01/15/2027	300	283
4.200% due 09/15/2046	100	99
CNOOC Finance Ltd.
3.000% due 05/09/2023	3,895	3,749
3.875% due 05/02/2022	550	555
Consolidated Edison Co. of New York, Inc.
3.850% due 06/15/2046	1,100	1,076
Consumers Energy Co.
3.125% due 08/31/2024	2,095	2,060
Delmarva Power & Light Co.
3.500% due 11/15/2023	2,762	2,783
Dominion Energy, Inc.
2.556% (US0003M + 0.550%) due 06/01/2019 ~	1,200	1,204
4.450% due 03/15/2021	120	124

DTE Electric Co.
3.650% due 03/15/2024	3,320	3,422
Duke Energy Corp.
3.750% due 09/01/2046	100	91
3.950% due 10/15/2023	400	408
Duke Energy Ohio, Inc.
3.800% due 09/01/2023	5,285	5,422
E.ON International Finance BV
5.800% due 04/30/2018	45	45
6.650% due 04/30/2038	2,020	2,596
Electricite de France S.A.
4.600% due 01/27/2020	375	385
4.875% due 01/22/2044	2,545	2,742
Enel Finance International NV
6.000% due 10/07/2039	3,755	4,418
Entergy Corp.
4.000% due 07/15/2022	1,650	1,685
5.125% due 09/15/2020	300	312
Exelon Corp.
3.950% due 06/15/2025	975	979
4.450% due 04/15/2046	1,000	1,022
Exelon Generation Co. LLC
5.600% due 06/15/2042	1,000	1,029
FirstEnergy Corp.
2.850% due 07/15/2022	1,810	1,757
7.375% due 11/15/2031	3,567	4,699
Florida Power & Light Co.
4.125% due 02/01/2042	100	104
Kentucky Utilities Co.
5.125% due 11/01/2040	100	118
KeySpan Gas East Corp.
2.742% due 08/15/2026	1,000	937
MidAmerican Energy Co.
3.500% due 10/15/2024	5,367	5,449
Pacific Gas & Electric Co.
3.500% due 10/01/2020	305	307
4.750% due 02/15/2044	5,912	6,115
5.800% due 03/01/2037	255	297
Pennsylvania Electric Co.
5.200% due 04/01/2020	70	72
Petronas Global Sukuk Ltd.
2.707% due 03/18/2020	1,000	993
Plains All American Pipeline LP
4.500% due 12/15/2026	1,000	993
5.150% due 06/01/2042	725	686
Shell International Finance BV
4.000% due 05/10/2046	1,000	1,007
4.375% due 03/25/2020	230	237
6.375% due 12/15/2038	925	1,229
Sinopec Group Overseas Development Ltd.
2.500% due 04/28/2020	1,650	1,626
Southern California Gas Co.
3.150% due 09/15/2024	3,445	3,425
Southern Power Co.
5.150% due 09/15/2041	3,635	3,915
Southwestern Public Service Co.
6.000% due 10/01/2036	2,293	2,845
Verizon Communications, Inc.
3.376% due 02/15/2025	670	659
4.400% due 11/01/2034	3,744	3,704
4.522% due 09/15/2048	64	62
4.862% due 08/21/2046	1,783	1,803
5.012% due 08/21/2054	1,466	1,464
Vodafone Group PLC
2.500% due 09/26/2022	3,632	3,493

		103,580

Total Corporate Bonds & Notes (Cost $912,161)		901,027

U.S. TREASURY OBLIGATIONS 0.1%
U.S. Treasury Bonds
2.750% due 11/15/2047	68	65
3.000% due 02/15/2047	2	2
3.000% due 05/15/2047	96	96
U.S. Treasury Notes
2.750% due 02/15/2028	763	763

Total U.S. Treasury Obligations (Cost $922)		926

SOVEREIGN ISSUES 0.3%
Korea Hydro & Nuclear Power Co. Ltd.
3.000% due 09/19/2022	850	832
3.125% due 07/25/2027	2,020	1,902

Total Sovereign Issues (Cost $2,836)		2,734

SHORT-TERM INSTRUMENTS 2.8%
REPURCHASE AGREEMENTS (a) 2.8%	26,289

Total Short-Term Instruments (Cost $26,289)	26,289

Total Investments in Securities (Cost $942,208)	930,976

Total Investments 99.2% (Cost $942,208)	$930,976
Financial Derivative Instruments (b) 0.0% (Cost or Premiums, net $1,039)	60
Other Assets and Liabilities, net 0.8%	7,841

Net Assets 100.0%	$938,877

Notes to Schedule of Investments:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•	Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

Borrowings and Other Financing Transactions

(a)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
DEU	1.900%	03/29/2018	04/02/2018	$25,700	U.S. Treasury Bonds 2.500% due 02/15/2046	$(26,382)	$25,700	$25,705
FICC	1.250	03/29/2018	04/02/2018	589	U.S. Treasury Notes 0.750% due 02/15/2019	(603)	589	589

Total Repurchase Agreements						$(26,985)	$26,289	$26,294

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (2)	Settlement Date	Maturity Date		Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
JML	0.900%	02/09/2018	TBD	(3)	$(2,166)	$(2,168)

Total Reverse Repurchase Agreements						$(2,168)

(1)	Includes accrued interest.
(2)	The average amount of borrowings outstanding during the period ended March 31, 2018 was $(1,943) at a weighted average interest rate of 0.133%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.
(3)	Open maturity reverse repurchase agreement.

(b)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

Long Futures Contracts

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
U.S. Treasury 30-Year Bond June Futures	06/2018	105	$15,396	$95	$53	$0

Total Futures Contracts				$95	$53	$0

Swap Agreements:

Credit Default Swaps on Credit Indices - Sell Protection (1)

								Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount (2)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (3)	Asset	Liability
CDX.IG-29 5-Year Index	1.000%	Quarterly	12/20/2022	$7,300	$174	$(37)	$137	$6	$0
CDX.IG-30 5-Year Index	1.000	Quarterly	06/20/2023	51,900	865	6	871	5	(4)

Total Swap Agreements					$1,039	$(31)	$1,008	$11	$(4)

Cash of $884 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2018.

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2018 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2018
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$340,848	$0	$340,848
Industrials	0	456,599	0	456,599
Utilities	0	103,580	0	103,580
U.S. Treasury Obligations	0	926	0	926
Sovereign Issues	0	2,734	0	2,734
Short-Term Instruments
Repurchase Agreements	0	26,289	0	26,289

Total Investments	$0	$930,976	$0	$930,976

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$53	$11	$0	$64

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	$0	$(4)	$0	$(4)

Total Financial Derivative Instruments	$53	$7	$0	$60

Totals	$53	$930,983	$0	$931,036

There were no significant transfers among Levels 1, 2, or 3 during the period ended March 31, 2018.

See Accompanying Notes

Schedule of Investments

PIMCO Active Bond Exchange-Traded Fund

March 31, 2018 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 105.4% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.4%
Castlelake Aircraft Securitization Trust
3.967% due 07/12/2024 «	$5,626	$5,649
State of Rio de Janeiro
6.024% (LIBOR03M + 3.250%) due 12/20/2020 «~	2,400	2,403

Total Loan Participations and Assignments (Cost $8,026)		8,052

CORPORATE BONDS & NOTES 26.3%
BANKING & FINANCE 17.9%
Air Lease Corp.
3.000% due 09/15/2023	5,000	4,795
Ally Financial, Inc.
3.500% due 01/27/2019	10,000	10,037
American Homes 4 Rent LP
4.250% due 02/15/2028	2,900	2,845
American Tower Corp.
3.375% due 10/15/2026	3,300	3,108
Banco Santander Mexico S.A. Institucion de Banca Multiple Grupo Financiero Santand
4.125% due 11/09/2022	4,300	4,300
Bank of America Corp.
3.300% due 01/11/2023	4,200	4,191
3.419% due 12/20/2028 •	20,118	19,281
3.500% due 04/19/2026	9,000	8,846
5.875% due 03/15/2028 •(d)	5,300	5,340
Barclays Bank PLC
7.625% due 11/21/2022 (e)	16,900	18,577
7.750% due 04/10/2023 •(e)	3,400	3,409
Barclays PLC
8.250% due 12/15/2018 •(d)(e)	1,500	1,552
BBVA Bancomer S.A.
6.500% due 03/10/2021	6,000	6,390
Blackstone CQP Holdco LP
6.000% due 08/18/2021	7,800	7,859
BNP Paribas S.A.
3.800% due 01/10/2024	5,000	4,992
4.375% due 09/28/2025	1,000	1,004
BPCE S.A.
5.700% due 10/22/2023	6,000	6,441
Brixmor Operating Partnership LP
3.650% due 06/15/2024	7,000	6,829
Brookfield Finance LLC
4.000% due 04/01/2024	3,000	3,025
Charles Schwab Corp.
5.000% due 12/01/2027 •(d)	3,000	2,935
Citicorp Lease Pass-Through Trust
8.040% due 12/15/2019	3,871	4,183
Citigroup, Inc.
3.300% due 04/27/2025	10,000	9,717
3.700% due 01/12/2026	4,800	4,745
5.500% due 09/13/2025	4,000	4,342
Cooperatieve Rabobank UA
3.375% due 05/21/2025	500	494
Credit Suisse AG
6.500% due 08/08/2023 (e)	15,400	16,778
Credit Suisse Group Funding Guernsey Ltd.
3.750% due 03/26/2025	5,700	5,572
3.800% due 09/15/2022	4,200	4,232
Deutsche Bank AG
3.375% due 05/12/2021	13,100	12,955
4.250% due 10/14/2021	3,000	3,049
EPR Properties
4.500% due 06/01/2027	4,300	4,197
Farmers Insurance Exchange
4.747% due 11/01/2057 •	2,000	1,923
General Motors Financial Co., Inc.
3.200% due 07/13/2020	7,400	7,388
6.750% due 06/01/2018	1,400	1,409
Goldman Sachs Group, Inc.
3.691% due 06/05/2028 •	3,600	3,492
4.000% due 03/03/2024	13,000	13,169
Goodman U.S. Finance Three LLC
3.700% due 03/15/2028	5,000	4,811

Healthcare Trust of America Holdings LP
3.750% due 07/01/2027	4,600	4,450
Hospitality Properties Trust
3.950% due 01/15/2028	3,000	2,817
4.250% due 02/15/2021	2,200	2,240
4.375% due 02/15/2030	1,300	1,249
HSBC Holdings PLC
4.250% due 03/14/2024	12,000	12,074
4.250% due 08/18/2025	1,000	993
Hudson Pacific Properties LP
3.950% due 11/01/2027	900	864
International Lease Finance Corp.
5.875% due 08/15/2022	5,000	5,377
JPMorgan Chase & Co.
3.125% due 01/23/2025	14,300	13,794
Lloyds Bank PLC
12.000% due 12/16/2024 •(d)	6,600	8,329
Lloyds Banking Group PLC
4.500% due 11/04/2024	2,900	2,925
Mid-America Apartments LP
4.000% due 11/15/2025	7,500	7,534
MMcapS Funding Ltd.
2.576% (US0003M + 0.290%) due 12/26/2039 ~	919	851
Morgan Stanley
3.875% due 04/29/2024	20,000	20,182
Navient Corp.
8.450% due 06/15/2018	2,800	2,831
Nordea Bank AB
6.125% due 09/23/2024 •(d)(e)	550	571
Omega Healthcare Investors, Inc.
4.750% due 01/15/2028 (g)	2,600	2,526
Pacific Life Insurance Co.
9.250% due 06/15/2039	5,000	8,022
Physicians Realty LP
4.300% due 03/15/2027	2,000	1,986
Piper Jaffray Cos.
5.060% due 10/09/2018	2,000	2,017
Preferred Term Securities Ltd.
2.425% (US0003M + 0.300%) due 03/22/2037 ~	3,274	2,979
Royal Bank of Scotland Group PLC
8.625% due 08/15/2021 •(d)(e)	3,000	3,266
Santander UK Group Holdings PLC
3.373% due 01/05/2024 •	2,900	2,839
Societe Generale S.A.
8.250% due 11/29/2018 •(d)(e)	6,000	6,196
Springleaf Finance Corp.
6.125% due 05/15/2022	4,500	4,597
8.250% due 12/15/2020	5,500	6,002
Synchrony Bank
3.000% due 06/15/2022	5,500	5,321
UBS AG
7.625% due 08/17/2022 (e)	13,950	15,694
UBS Group Funding Switzerland AG
4.125% due 09/24/2025	2,300	2,314
UDR, Inc.
3.500% due 07/01/2027	2,400	2,312
Washington Prime Group LP
3.850% due 04/01/2020	1,900	1,858
Wells Fargo & Co.
3.000% due 04/22/2026	5,000	4,696

		387,918

INDUSTRIALS 6.6%
Andeavor Logistics LP
4.250% due 12/01/2027	4,200	4,100
Arrow Electronics, Inc.
3.875% due 01/12/2028	2,500	2,423
Charter Communications Operating LLC
4.908% due 07/23/2025	4,600	4,705
Corp. Nacional del Cobre de Chile
3.625% due 08/01/2027	4,000	3,895
4.500% due 09/16/2025	3,500	3,651
CVS Health Corp.
4.100% due 03/25/2025	10,000	10,077
Dell International LLC
5.450% due 06/15/2023	4,000	4,243
Discovery Communications LLC
3.950% due 03/20/2028	5,300	5,094
5.200% due 09/20/2047	2,000	2,000
Ecopetrol S.A.
5.875% due 09/18/2023	5,000	5,362
Energy Transfer LP
4.500% due 11/01/2023	5,000	5,068
5.000% due 10/01/2022	2,500	2,601
5.200% due 02/01/2022	2,275	2,377

ERAC USA Finance LLC
3.800% due 11/01/2025	900	907
Hampton Roads PPV LLC
6.621% due 06/15/2053	35,851	37,140
Kansas City Southern
3.000% due 05/15/2023	2,500	2,426
Kinder Morgan Energy Partners LP
4.300% due 05/01/2024 (g)	850	857
6.850% due 02/15/2020	1,100	1,169
Kinder Morgan, Inc.
5.625% due 11/15/2023	2,000	2,143
Kraft Heinz Foods Co.
3.950% due 07/15/2025	5,000	4,983
Magellan Health, Inc.
4.400% due 09/22/2024	5,500	5,479
New York and Presbyterian Hospital
4.763% due 08/01/2116	3,000	3,100
Norwegian Air Shuttle ASA Pass-Through Trust
4.875% due 11/10/2029	5,382	5,309
QVC, Inc.
4.450% due 02/15/2025	1,250	1,237
Sabine Pass Liquefaction LLC
5.625% due 03/01/2025	2,000	2,151
Sunoco Logistics Partners Operations LP
5.950% due 12/01/2025	2,300	2,492
Tech Data Corp.
4.950% due 02/15/2027	2,420	2,424
Teva Pharmaceutical Finance Netherlands BV
2.800% due 07/21/2023	5,500	4,664
Wesleyan University
4.781% due 07/01/2116	3,248	3,303
Western Gas Partners LP
3.950% due 06/01/2025	7,547	7,364

		142,744

UTILITIES 1.8%
AT&T, Inc.
3.400% due 08/14/2024	2,000	2,012
4.125% due 02/17/2026	7,000	7,024
4.300% due 02/15/2030	4,163	4,152
FirstEnergy Corp.
3.900% due 07/15/2027	6,000	5,900
IPALCO Enterprises, Inc.
3.700% due 09/01/2024	4,450	4,360
Plains All American Pipeline LP
3.600% due 11/01/2024	6,762	6,452
Verizon Communications, Inc.
3.376% due 02/15/2025	9,960	9,799

		39,699

Total Corporate Bonds & Notes (Cost $570,942)		570,361

MUNICIPAL BONDS & NOTES 2.0%
CALIFORNIA 0.1%
California State General Obligation Bonds, (BABs), Series 2010
7.600% due 11/01/2040	2,000	3,102

FLORIDA 0.5%
Palm Beach County, Florida Revenue Bonds, Series 2013
5.250% due 11/01/2043	7,520	8,097
State Board of Administration Finance Corp., Florida Revenue Notes, Series 2013
2.995% due 07/01/2020	2,265	2,279

		10,376

ILLINOIS 0.6%
Chicago, Illinois General Obligation Bonds, Series 2015
7.750% due 01/01/2042	4,845	5,281
Illinois State General Obligation Bonds, (BABs), Series 2010
7.350% due 07/01/2035	6,800	7,433

		12,714

NEW JERSEY 0.1%
New Jersey Economic Development Authority Revenue Notes, Series 2017
3.520% due 07/01/2020	500	500
3.650% due 07/01/2021	500	500
3.800% due 07/01/2022	1,000	1,000

		2,000

SOUTH DAKOTA 0.4%
Educational Enhancement Funding Corp., South Dakota Revenue Notes, Series 2013
3.539% due 06/01/2022	8,000	8,028

TEXAS 0.1%
Texas Public Finance Authority Revenue Notes, Series 2014
8.250% due 07/01/2024	3,000	3,086

WEST VIRGINIA 0.2%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047	3,680	3,657

Total Municipal Bonds & Notes (Cost $41,390)		42,963

U.S. GOVERNMENT AGENCIES 44.9%
Fannie Mae
0.000% due 07/25/2031 - 02/25/2040 (b)(c)	345	301
0.615% due 08/25/2022 ~(a)	16,821	364
2.500% due 03/25/2033	2	2
2.850% (US0012M + 1.650%) due 12/01/2028 ~	243	245
2.985% (US0012M + 1.235%) due 01/01/2037 ~	18	18
3.000% due 03/25/2033 - 04/25/2043	9	8
3.373% (H15T1Y + 2.218%) due 09/01/2034 ~	49	52
3.500% due 04/01/2032 - 12/01/2047	112,067	112,538
3.530% (US0012M + 1.780%) due 11/01/2035 ~	11	12
3.576% (US0012M + 1.820%) due 04/01/2036 ~	24	25
3.585% (US0012M + 1.835%) due 10/01/2035 ~	4	4
4.000% due 08/01/2018 - 05/01/2047	141,144	145,445
4.129% (- 1.0*LIBOR01M + 6.000%) due 09/25/2042 ~(a)	75,751	13,478
4.380% (- 1.4*LIBOR01M + 7.000%) due 05/25/2042 ~	206	207
4.500% due 03/01/2019 - 06/01/2051	35,905	37,772
4.549% (- 1.0*LIBOR01M + 6.420%) due 04/25/2040 ~(a)	122	16
4.750% due 09/01/2033	151	160
5.000% due 02/01/2019 - 11/01/2039	2,871	2,962
5.329% (- 1.0*LIBOR01M + 7.200%) due 05/25/2036 ~(a)	2,198	383
5.500% due 06/01/2018 - 04/01/2039	1,803	1,884
6.000% due 05/25/2031 - 09/01/2037	3,452	3,614
6.500% due 01/01/2036 - 05/01/2038	143	153
7.000% due 11/01/2018 - 11/01/2038	1,498	1,570
7.500% due 10/01/2021 - 10/01/2037	477	515
14.978% (- 3.25*LIBOR01M + 21.060%) due 01/25/2036 ~	467	556
22.980% (- 3.418*D11COF + 25.636%) due 07/25/2023 ~	13	17
Fannie Mae, TBA
3.500% due 05/01/2048 - 06/01/2048	47,000	46,982
Freddie Mac
0.000% due 01/15/2033 - 07/15/2039 (b)(c)	1,118	995
1.622% due 06/15/2040 ~(a)	29,955	1,438
3.000% due 01/01/2043 - 04/01/2043	21	21
3.253% (- 1.0*LIBOR01M + 5.030%) due 05/15/2041 ~	3,304	3,026
3.355% (H15T1Y + 2.355%) due 07/01/2036 ~	32	34
3.479% (H15T1Y + 2.425%) due 12/01/2031 ~	163	172
3.490% (H15T1Y + 2.240%) due 11/01/2023 ~	1	1
3.500% due 12/15/2028 (a)	4,287	341
3.500% due 10/01/2041 - 11/01/2047	209,834	210,491
3.532% (US0012M + 1.733%) due 10/01/2036 ~	4	4
4.000% due 09/01/2033 - 09/01/2047	214,232	220,209
4.148% (- 1.75*LIBOR01M + 7.060%) due 06/15/2042 ~	2,040	1,804
4.500% due 11/01/2019 - 02/01/2045	11,321	11,917
5.000% due 03/01/2033 - 07/15/2041	873	933
5.000% due 08/15/2039 (a)	203	17
5.250% due 04/15/2033	46	49
5.500% due 04/01/2018 - 10/01/2037	2,423	2,595
6.000% due 02/01/2033 - 08/01/2037	265	284
6.347% (- 2.0*LIBOR01M + 9.900%) due 01/15/2041 ~	5,689	6,006
6.500% due 01/01/2037 - 07/01/2037	32	33
8.500% due 12/01/2022 - 03/01/2023	40	40
9.000% due 07/01/2020 - 11/01/2030	20	22
9.500% due 01/01/2025	13	13
10.000% due 08/01/2018 - 04/01/2025	63	62
14.647% (- 2.6*LIBOR01M + 19.266%) due 10/15/2023 ~	174	206
14.777% (- 2.75*LIBOR01M + 19.663%) due 05/15/2033 ~	81	104
Freddie Mac, TBA
3.500% due 05/14/2048	6,000	6,002
Ginnie Mae
2.375% (US0001M + 0.800%) due 05/20/2066 ~	5,895	5,972
2.495% (US0001M + 0.920%) due 07/20/2065 ~	10,590	10,771
2.725% (US0001M + 1.150%) due 03/20/2066 ~	3,980	4,093
3.500% due 12/20/2040 - 03/20/2047	30,155	30,452
4.000% due 09/20/2040 - 06/15/2047	63,839	66,433
4.500% due 08/20/2038 - 02/20/2047	5,358	5,515

4.750% due 01/20/2035	37	41
5.000% due 03/20/2034 - 05/20/2047	1,551	1,620
5.500% due 04/16/2034 - 11/20/2038	117	126
6.000% due 08/20/2038 - 02/20/2039	118	127
6.500% due 12/20/2038	88	91
10.000% due 12/15/2019	6	6
Tennessee Valley Authority
4.250% due 09/15/2065	10,000	11,596
Tennessee Valley Authority STRIPS
0.000% due 06/15/2038 (c)	2,500	1,237

Total U.S. Government Agencies (Cost $998,256)		974,182

U.S. TREASURY OBLIGATIONS 12.6%
U.S. Treasury Bonds
2.875% due 08/15/2045 (i)(k)	40,700	39,893
3.000% due 02/15/2048	82,000	82,301
U.S. Treasury Notes
2.750% due 02/15/2028 (g)	151,400	151,384

Total U.S. Treasury Obligations (Cost $269,713)		273,578

NON-AGENCY MORTGAGE-BACKED SECURITIES 2.1%
American Home Mortgage Investment Trust
3.668% (US0006M + 1.500%) due 09/25/2045 ~	24	24
Banc of America Mortgage Trust
3.621% due 10/25/2034 ~	480	480
Barclays Commercial Mortgage Securities Trust
3.323% due 09/10/2028	6,220	6,248
BCAP LLC Trust
4.000% due 04/26/2037 ~	222	222
Bear Stearns ALT-A Trust
2.512% (US0001M + 0.640%) due 04/25/2034 ~	47	47
Countrywide Alternative Loan Trust
5.500% due 08/25/2035	803	780
Countrywide Home Loan Mortgage Pass-Through Trust
2.412% (US0001M + 0.540%) due 03/25/2035 ~	177	171
Countrywide Home Loan Reperforming REMIC Trust
2.212% (US0001M + 0.340%) due 01/25/2036 ~	3,750	3,577
Credit Suisse First Boston Mortgage Securities Corp.
2.522% (US0001M + 0.650%) due 11/25/2031 ~	44	40
3.705% due 11/25/2034 ~	55	56
Credit Suisse Mortgage Capital Certificates
6.000% due 05/27/2036	16	16
Great Hall Mortgages PLC
2.308% (US0003M + 0.130%) due 06/18/2039 ~	3,625	3,559
GSR Mortgage Loan Trust
3.658% due 01/25/2036 ~	3,884	3,845
3.853% due 09/25/2034 ~	395	402
HomeBanc Mortgage Trust
2.202% (US0001M + 0.330%) due 10/25/2035 ~	2,453	2,462
JPMorgan Mortgage Trust
3.704% due 07/25/2035 ~	52	53
JPMorgan Resecuritization Trust
5.379% due 07/27/2037 ~	39	40
Lehman XS Trust
2.283% (12MTA + 1.000%) due 11/25/2035 ~	114	113
MASTR Adjustable Rate Mortgages Trust
3.647% due 03/25/2035 ~	2,929	2,920
Merrill Lynch Mortgage Investors Trust
3.284% due 05/25/2029 ~	30	30
Morgan Stanley Capital Trust
3.402% due 07/13/2029 ~	5,030	5,054
Morgan Stanley Mortgage Loan Trust
3.304% due 06/25/2036 ~	8,665	8,906
RBSGC Mortgage Loan Trust
2.252% (US0001M + 0.380%) due 12/25/2034 ~	2,450	2,170
Residential Asset Securitization Trust
2.422% (US0001M + 0.550%) due 08/25/2033 ~	50	48
Sequoia Mortgage Trust
2.426% (US0006M + 0.500%) due 02/20/2035 ~	1,381	1,372
Thornburg Mortgage Securities Trust
3.733% due 10/25/2046 ~	4,473	4,255

Total Non-Agency Mortgage-Backed Securities (Cost $45,632)		46,890

ASSET-BACKED SECURITIES 14.7%
AASET Trust
3.967% due 05/16/2042	4,659	4,650
AASET US Ltd.
3.844% due 01/16/2038	4,924	4,891
Adams Mill CLO Ltd.
2.822% (US0003M + 1.100%) due 07/15/2026 ~	1,400	1,402
ALESCO Preferred Funding Ltd.
2.601% (LIBOR03M + 0.330%) due 12/23/2036 ~	3,587	3,228
3.021% (US0003M + 0.750%) due 09/23/2038 ~	3,683	3,499

Allegro CLO Ltd.
2.987% (US0003M + 1.220%) due 01/30/2026 ~	5,000	5,000
Apidos CLO
2.719% (US0003M + 0.980%) due 01/19/2025 ~	9,450	9,452
Argent Securities Trust
2.062% (US0001M + 0.190%) due 03/25/2036 ~	5,309	4,929
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
2.102% (US0001M + 0.230%) due 01/25/2036 ~	2,240	2,104
Asset-Backed Funding Certificates Trust
2.112% (US0001M + 0.240%) due 09/25/2036 ~	3,913	3,590
Atrium CDO Corp.
2.672% (US0003M + 0.950%) due 07/16/2025 ~	5,008	5,008
Avery Point CLO Ltd.
2.854% (US0003M + 1.120%) due 01/18/2025 ~	10,000	10,000
Bayview Koitere Fund Trust
3.623% due 03/28/2033	4,940	4,940
Bayview Opportunity Master Fund Trust
3.105% due 07/28/2032	1,764	1,756
3.352% due 11/28/2032	5,765	5,762
3.672% due 03/28/2033 «	2,020	2,020
3.721% due 02/28/2033	4,050	4,055
Black Diamond CLO Ltd.
2.781% (US0003M + 1.050%) due 02/06/2026 ~	6,000	6,005
BSPRT Issuer Ltd.
3.127% (US0001M + 1.350%) due 06/15/2027 ~	4,000	4,020
Business Jet Securities LLC
4.335% due 02/15/2033	4,659	4,675
CIT Mortgage Loan Trust
3.222% (LIBOR01M + 1.350%) due 10/25/2037 ~	4,113	4,144
Citigroup Mortgage Loan Trust, Inc.
2.132% (US0001M + 0.260%) due 03/25/2037 ~	458	416
Countrywide Asset-Backed Certificates
2.092% (US0001M + 0.220%) due 09/25/2037 ^~	4,478	3,761
Denali Capital CLO Ltd.
2.895% (US0003M + 1.150%) due 04/20/2027 ~	800	801
EFS Volunteer LLC
2.752% (US0001M + 0.880%) due 07/26/2027 ~	153	153
EMC Mortgage Loan Trust
2.972% (LIBOR01M + 1.100%) due 08/25/2040 ~	2,153	2,096
Figueroa CLO Ltd.
3.452% (US0003M + 1.250%) due 06/20/2027 ~	9,500	9,513
First Franklin Mortgage Loan Asset-Backed Certificates
2.697% (US0001M + 0.825%) due 05/25/2034 ~	3,810	3,772
GoldenTree Loan Opportunities Ltd.
3.130% (US0003M + 1.370%) due 10/29/2026 ~	7,700	7,706
Halcyon Loan Advisors Funding Ltd.
2.845% (US0003M + 1.100%) due 10/22/2025 ~	7,000	7,005
Jamestown CLO Ltd.
2.862% (US0003M + 1.140%) due 01/15/2026 ~	10,000	10,009
JPMorgan Mortgage Acquisition Corp.
2.262% (US0001M + 0.390%) due 05/25/2035 ~	6,000	5,970
KDAC Aviation Finance Ltd.
4.212% due 12/15/2042	5,385	5,381
Long Beach Mortgage Loan Trust
2.772% (US0001M + 0.900%) due 06/25/2035 ~	7,263	7,292
METAL LLC
4.581% due 10/15/2042	5,246	5,252
Mid-State Capital Corp. Trust
6.005% due 08/15/2037	37	41
Mid-State Trust
6.340% due 12/15/2036	5,521	5,882
OHA Loan Funding Ltd.
3.094% (US0003M + 1.350%) due 01/23/2027 ~	9,050	9,098
S-Jets Ltd.
3.967% due 08/15/2042	6,247	6,259
Sapphire Aviation Finance Ltd.
4.250% due 03/15/2040 «	5,000	5,006
Saxon Asset Securities Trust
2.667% (US0001M + 0.795%) due 03/25/2035 ^~	2,249	2,209
Securitized Asset-Backed Receivables LLC Trust
2.162% (US0001M + 0.290%) due 12/25/2035 ~	5,596	5,501
SLM Student Loan Trust
2.495% (US0003M + 0.750%) due 04/25/2023 ~	4,419	4,407
2.645% (US0003M + 0.900%) due 07/25/2023 ~	6,800	6,847
3.245% (US0003M + 1.500%) due 04/25/2023 ~	7,918	8,108
3.445% (US0003M + 1.700%) due 07/25/2023 ~	5,925	6,085
SoFi Consumer Loan Program LLC
2.500% due 05/26/2026	3,267	3,230
2.770% due 05/25/2026	6,654	6,611
SoFi Professional Loan Program LLC
2.630% due 07/25/2040	10,000	9,825
SpringCastle America Funding LLC
3.050% due 04/25/2029	3,970	3,969
Sprite Ltd.
4.250% due 12/15/2037	6,866	6,849

Structured Asset Investment Loan Trust
2.577% (US0001M + 0.705%) due 03/25/2034 ~		5,219	5,082
THL Credit Wind River CLO Ltd.
2.845% (US0003M + 1.100%) due 01/22/2027 ~		7,000	7,010
Tralee CLO Ltd.
2.775% due 10/20/2027 ~		8,000	8,019
U.S. Residential Opportunity Fund Trust
3.352% due 11/27/2037		5,001	5,000
Venture CLO Ltd.
2.802% (US0003M + 1.080%) due 07/15/2026 ~		8,000	8,009
VOLT LLC
3.000% due 10/25/2047		5,197	5,161
3.125% due 06/25/2047		3,093	3,085
3.125% due 09/25/2047		6,554	6,534
3.250% due 05/25/2047		4,541	4,532
3.250% due 06/25/2047		6,231	6,220
3.375% due 05/28/2047		3,065	3,067
WhiteHorse Ltd.
2.891% (US0003M + 1.160%) due 07/17/2026 ~		3,800	3,802

Total Asset-Backed Securities (Cost $312,670)			319,705

SOVEREIGN ISSUES 1.9%
Brazil Letras do Tesouro Nacional
0.000% due 01/01/2020 (c)	BRL	40,000	10,762
0.000% due 07/01/2021 (c)		47,000	11,023
Mexico Government International Bond
5.750% due 10/12/2110		$4,000	4,080
Province of Quebec
2.625% due 02/13/2023		15,000	14,788

Total Sovereign Issues (Cost $40,481)			40,653

SHORT-TERM INSTRUMENTS 0.5%
REPURCHASE AGREEMENTS (f) 0.5%			11,674

Total Short-Term Instruments (Cost $11,674)			11,674

Total Investments in Securities (Cost $2,298,784)			2,288,058

Total Investments 105.4% (Cost $2,298,784)			$2,288,058
Financial Derivative Instruments (h)(j) (0.0)% (Cost or Premiums, net $3,201)			(804)
Other Assets and Liabilities, net (5.4)%			(115,822)

Net Assets 100.0%			$2,171,432

Notes to Schedule of Investments:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

^	Security is in default.

«	Security valued using significant unobservable inputs (Level 3).

~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•	Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	Interest only security.

(b)	Principal only security.

(c)	Zero coupon security.

(d)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(e)	Contingent convertible security.

Borrowings and Other Financing Transactions

(f)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
FICC	1.250%	03/29/2018	04/02/2018	$3,074	U.S. Treasury Notes 0.750% due 02/15/2019	$(3,140)	$3,074	$3,074
MBC	2.000	03/29/2018	04/03/2018	8,600	U.S. Treasury Notes 3.500% due 05/15/2020	(8,875)	8,600	8,602

Total Repurchase Agreements						$(12,015)	$11,674	$11,676

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (2)	Settlement Date	Maturity Date		Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
BCY	(0.500)%	03/02/2018	TBD	(3)	$(2,537)	$(2,536)
SGY	1.580	03/28/2018	04/06/2018		(71,531)	(71,546)

Total Reverse Repurchase Agreements						$(74,082)

Sale-Buyback Transactions:
Counterparty	Borrowing Rate (2)	Borrowing Date	Maturity Date		Amount Borrowed (2)	Payable for Sale-Buyback Transactions (4)
UBS	1.630%	02/08/2018	04/09/2018		$(41,974)	$(41,961)

Total Sale-Buyback Transactions						$(41,961)

(g)	Securities with an aggregate market value of $41,811 have been pledged as collateral under the terms of master agreements as of March 31, 2018.

(1)	Includes accrued interest.
(2)	The average amount of borrowings outstanding during the period ended March 31, 2018 was $(344,531) at a weighted average interest rate of 1.212%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.
(3)	Open maturity reverse repurchase agreement.
(4)	Payable for sale-buyback transactions includes $(13) of deferred price drop.

(h)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Swap Agreements:

Credit Default Swaps on Corporate Issues - Sell Protection (1)

									Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2018 (2)	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (4)	Asset	Liability
Ford Motor Credit Co. LLC	5.000%	Quarterly	06/20/2022	0.934%	$14,000	$2,370	$(82)	$2,288	$0	$(41)
General Motors Co.	5.000	Quarterly	06/20/2022	0.833	6,000	988	19	1,007	5	0
Goldman Sachs Group, Inc.	1.000	Quarterly	09/20/2020	0.361	8,200	131	(1)	130	0	(1)
Goldman Sachs Group, Inc.	1.000	Quarterly	06/20/2022	0.547	6,500	77	43	120	0	0
JPMorgan Chase & Co.	1.000	Quarterly	06/20/2022	0.419	12,000	268	15	283	2	0
MetLife, Inc.	1.000	Quarterly	06/20/2021	0.320	3,100	51	16	67	0	0
MetLife, Inc.	1.000	Quarterly	12/20/2021	0.410	8,100	106	67	173	0	(4)
Navient Corp.	5.000	Quarterly	06/20/2022	2.285	6,000	392	246	638	0	0

						$4,383	$323	$4,706	$7	$(46)

Credit Default Swaps on Credit Indices - Sell Protection (1)

								Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (4)	Asset	Liability
CDX HY-30 5-Year Index	5.000%	Quarterly	06/20/2023	$7,500	$450	$10	$460	$7	$0
CDX.HY-29 5-Year Index	5.000	Quarterly	12/20/2022	5,900	468	(71)	397	3	0

					$918	$(61)	$857	$10	$0

Interest Rate Swaps

									Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Pay (5)	3-Month USD-LIBOR	1.750%	Semi-Annual	06/20/2020	$110,000	$(1,663)	$(213)	$(1,876)	$7	$0

Total Swap Agreements						$3,638	$49	$3,687	$24	$(46)

(i)	Securities with an aggregate market value of $17,203 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2018.

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(5)	This instrument has a forward starting effective date.

(j)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	07/2018	DKK	30,000		$4,444	$0	$(541)
CBK	04/2018	GBP	43,324		60,931	148	0
	04/2018		$60,981	GBP	43,324	0	(197)
GLM	04/2018	DKK	189,925		$27,733	0	(3,615)
	04/2018	EUR	354		432	0	(3)
HUS	04/2018	BRL	69,200		20,508	0	(453)
	04/2018		$20,820	BRL	69,200	141	0
	04/2018		28,269	DKK	189,925	3,079	0
	07/2018		4,491		30,000	494	0
JPM	04/2018	BRL	69,200		$20,820	0	(141)
	04/2018		$20,650	BRL	69,200	310	0

Total Forward Foreign Currency Contracts						$4,172	$(4,950)

Written Options:

Options on Securities

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Premiums (Received)	Market Value
FAR	Call - OTC Fannie Mae, TBA 3.500% due 04/01/2048	$100.258	04/05/2018	$23,500	$(63)	$(41)
JPM	Call - OTC Fannie Mae, TBA 3.500% due 04/01/2048	100.750	04/05/2018	23,500	(62)	(7)

Total Written Options					$(125)	$(48)

Swap Agreements:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2018 (2)	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
CBK	Colombia Government International Bond	1.000%	Quarterly	12/20/2022	0.954%	$4,400	$(57)	$68	$11	$0
	Petroleos Mexicanos	1.000	Quarterly	06/20/2022	1.414	5,000	(252)	172	0	(80)
FBF	Mexico Government International Bond	1.000	Quarterly	06/20/2022	0.837	3,700	(9)	34	25	0
GST	Colombia Government International Bond	1.000	Quarterly	12/20/2022	0.954	4,700	(48)	59	11	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2022	0.976	1,200	(7)	9	2	0
	Qatar Government International Bond	1.000	Quarterly	12/20/2018	0.220	3,600	18	4	22	0
	Springleaf Finance Corp.	5.000	Quarterly	06/20/2022	2.274	500	43	10	53	0

Total Swap Agreements							$(312)	$356	$124	$(80)

(k)	Securities with an aggregate market value of $4,505 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2018.

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2018 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2018
Investments in Securities, at Value
Loan Participations and Assignments	$0	$0	$8,052	$8,052
Corporate Bonds & Notes
Banking & Finance	0	387,918	0	387,918
Industrials	0	142,744	0	142,744
Utilities	0	39,699	0	39,699
Municipal Bonds & Notes
California	0	3,102	0	3,102
Florida	0	10,376	0	10,376
Illinois	0	12,714	0	12,714
New Jersey	0	2,000	0	2,000
South Dakota	0	8,028	0	8,028
Texas	0	3,086	0	3,086
West Virginia	0	3,657	0	3,657
U.S. Government Agencies	0	974,182	0	974,182
U.S. Treasury Obligations	0	273,578	0	273,578
Non-Agency Mortgage-Backed Securities	0	46,890	0	46,890
Asset-Backed Securities	0	312,679	7,026	319,705
Sovereign Issues	0	40,653	0	40,653
Short-Term Instruments
Repurchase Agreements	0	11,674	0	11,674

Total Investments	$0	$2,272,980	$15,078	$2,288,058

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	24	0	24
Over the counter	0	4,296	0	4,296
	$0	$4,320	$0	$4,320

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(46)	0	(46)
Over the counter	0	(5,078)	0	(5,078)

	$0	$(5,124)	$0	$(5,124)

Total Financial Derivative Instruments	$0	$(804)	$0	$(804)

Totals	$0	$2,272,176	$15,078	$2,287,254

There were no significant transfers among Levels 1, 2, or 3 during the period ended March 31, 2018.

See Accompanying Notes

Schedule of Investments

PIMCO Enhanced Low Duration Active Exchange-Traded Fund

March 31, 2018 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 152.6% ¤
CORPORATE BONDS & NOTES 55.2%
BANKING & FINANCE 26.5%
AerCap Ireland Capital DAC
4.625% due 10/30/2020	$600	$618
Air Lease Corp.
2.750% due 01/15/2023	1,300	1,256
Allstate Corp.
2.932% due 03/29/2023 ~	400	401
Ally Financial, Inc.
3.500% due 01/27/2019	600	602
3.600% due 05/21/2018	500	501
8.000% due 03/15/2020	400	431
American Tower Corp.
2.250% due 01/15/2022	600	574
3.450% due 09/15/2021	400	401
Athene Global Funding
3.538% (US0003M + 1.230%) due 07/01/2022 ~	800	814
Aviation Capital Group LLC
2.875% due 01/20/2022	400	392
Bank of America Corp.
2.405% (US0003M + 0.660%) due 07/21/2021 ~	1,000	1,004
Barclays PLC
2.750% due 11/08/2019	1,500	1,489
8.250% due 12/15/2018 •(d)(e)	450	465
BGC Partners, Inc.
5.125% due 05/27/2021	250	256
BOC Aviation Ltd.
2.375% due 09/15/2021	200	193
3.000% due 03/30/2020	450	448
3.000% due 05/23/2022	500	486
3.875% due 05/09/2019	400	403
Cantor Fitzgerald LP
6.500% due 06/17/2022	400	436
CIT Group, Inc.
3.875% due 02/19/2019	700	705
Citigroup, Inc.
2.691% (US0003M + 0.950%) due 07/24/2023 ~	200	201
Credit Suisse Group Funding Guernsey Ltd.
3.800% due 09/15/2022	250	252
4.024% (US0003M + 2.290%) due 04/16/2021 ~	500	525
Discover Bank
2.600% due 11/13/2018	1,400	1,400
Five Corners Funding Trust
4.419% due 11/15/2023	400	418
General Motors Financial Co., Inc.
3.250% due 05/15/2018	250	250
3.500% due 07/10/2019	1,500	1,510
Goldman Sachs Group, Inc.
3.320% (US0003M + 1.600%) due 07/15/2020 ~	1,000	1,016
Hartford Financial Services Group, Inc.
5.500% due 03/30/2020	500	523
ICICI Bank Ltd.
4.800% due 05/22/2019	1,465	1,492
International Lease Finance Corp.
8.250% due 12/15/2020	200	223
8.625% due 01/15/2022	500	583
JPMorgan Chase & Co.
7.900% due 04/30/2018 •(d)	1,000	1,006
LeasePlan Corp. NV
2.500% due 05/16/2018	700	700
Macquarie Group Ltd.
6.000% due 01/14/2020	2,000	2,094
Mitsubishi UFJ Lease & Finance Co. Ltd.
2.250% due 09/07/2021	200	192
2.519% (US0003M + 0.775%) due 07/23/2019 ~	500	502
Mizuho Financial Group, Inc.
2.951% due 09/11/2022 ~	500	503
3.189% (US0003M + 1.480%) due 04/12/2021 ~	400	410
3.229% (US0003M + 1.140%) due 09/13/2021 ~	700	711
Navient Corp.
5.500% due 01/15/2019	300	304
6.625% due 07/26/2021	200	209
8.000% due 03/25/2020	1,000	1,065

ORIX Corp.
2.650% due 04/13/2021	500	490
2.900% due 07/18/2022	500	489
3.200% due 01/19/2022	500	496
Reliance Standard Life Global Funding
2.150% due 10/15/2018	300	299
Royal Bank of Scotland Group PLC
3.309% (US0003M + 1.470%) due 05/15/2023 ~	800	807
Santander Holdings USA, Inc.
2.650% due 04/17/2020	200	198
Santander UK Group Holdings PLC
2.875% due 08/05/2021	800	784
Santander UK PLC
2.350% due 09/10/2019	1,000	992
SL Green Realty Corp.
5.000% due 08/15/2018	191	192
SMBC Aviation Capital Finance DAC
2.650% due 07/15/2021	1,000	975
3.000% due 07/15/2022	200	196
Springleaf Finance Corp.
5.250% due 12/15/2019	100	102
8.250% due 12/15/2020	950	1,037
Starwood Property Trust, Inc.
3.625% due 02/01/2021	1,000	985
State Bank of India
3.622% due 04/17/2019	500	502
Sumitomo Mitsui Trust Bank Ltd.
2.050% due 03/06/2019	700	695
Synchrony Financial
3.000% due 08/15/2019	1,500	1,496
UBS AG
4.750% due 05/22/2023 •	1,100	1,103
WEA Finance LLC
2.700% due 09/17/2019	225	224
Weyerhaeuser Co.
7.375% due 10/01/2019	200	213

		40,239

INDUSTRIALS 25.1%
AP Moller - Maersk A/S
2.875% due 09/28/2020	400	397
Aptiv PLC
3.150% due 11/19/2020	700	699
Arrow Electronics, Inc.
3.500% due 04/01/2022	900	894
Asciano Finance Ltd.
4.625% due 09/23/2020	311	318
5.000% due 04/07/2018	100	100
BAT Capital Corp.
2.719% due 08/15/2022 ~	400	403
Boral Finance Pty. Ltd.
3.000% due 11/01/2022	400	391
Central Nippon Expressway Co. Ltd.
2.835% (US0003M + 0.810%) due 03/03/2022 ~	500	505
2.957% (US0003M + 0.850%) due 09/14/2021 ~	500	507
Charter Communications Operating LLC
4.464% due 07/23/2022	300	307
CNPC General Capital Ltd.
1.950% due 04/16/2018	700	700
Continental Airlines Pass-Through Trust
7.250% due 05/10/2021	473	499
Crown Castle Towers LLC
3.222% due 05/15/2042	800	795
CVS Health Corp.
3.350% due 03/09/2021	800	805
D.R. Horton, Inc.
3.750% due 03/01/2019	400	402
Dell International LLC
4.420% due 06/15/2021	400	411
5.450% due 06/15/2023	500	530
Delta Air Lines, Inc.
3.625% due 03/15/2022	900	899
DISH DBS Corp.
4.250% due 04/01/2018	600	600
7.875% due 09/01/2019	300	315
Ecopetrol S.A.
7.625% due 07/23/2019	1,400	1,483
Energy Transfer LP
4.150% due 10/01/2020	500	507
5.750% due 09/01/2020	200	209
6.700% due 07/01/2018	300	303

Flex Ltd.
4.625% due 02/15/2020	500	513
Fresenius Medical Care U.S. Finance, Inc.
5.625% due 07/31/2019	1,400	1,445
General Electric Co.
5.000% due 01/21/2021 •(d)	1,200	1,189
Georgia-Pacific LLC
2.539% due 11/15/2019	400	398
Harvest Operations Corp.
2.125% due 05/14/2018	1,500	1,498
Heathrow Funding Ltd.
4.875% due 07/15/2023	950	1,004
Hewlett Packard Enterprise Co.
2.850% due 10/05/2018	300	300
Humana, Inc.
2.625% due 10/01/2019	500	497
Hyundai Capital America
1.750% due 09/27/2019	800	783
Imperial Brands Finance PLC
2.950% due 07/21/2020	700	695
Kansas City Southern
3.000% due 05/15/2023	1,100	1,067
Kinder Morgan, Inc.
3.000% (US0003M + 1.280%) due 01/15/2023 ~	200	204
KLA-Tencor Corp.
3.375% due 11/01/2019	100	101
Latam Airlines Pass-Through Trust
4.200% due 08/15/2029	133	131
Masco Corp.
7.125% due 03/15/2020	39	42
McCormick & Co., Inc.
3.150% due 08/15/2024	1,100	1,069
MGM Resorts International
6.750% due 10/01/2020	600	639
8.625% due 02/01/2019	300	315
Mylan NV
3.150% due 06/15/2021	1,000	987
National Fuel Gas Co.
8.750% due 05/01/2019	500	530
Petronas Capital Ltd.
5.250% due 08/12/2019	300	310
Pioneer Natural Resources Co.
6.875% due 05/01/2018	700	702
QUALCOMM, Inc.
2.600% due 01/30/2023	1,000	959
QVC, Inc.
3.125% due 04/01/2019	1,100	1,100
Reynolds American, Inc.
4.000% due 06/12/2022	700	713
S&P Global, Inc.
2.500% due 08/15/2018	300	300
Sabine Pass Liquefaction LLC
5.625% due 02/01/2021	500	526
6.250% due 03/15/2022	500	543
Schaeffler Finance BV
4.750% due 05/15/2023	300	302
Shire Acquisitions Investments Ireland DAC
2.875% due 09/23/2023	300	287
SK Broadband Co. Ltd.
2.875% due 10/29/2018	250	250
Sky PLC
2.625% due 09/16/2019	500	498
Southern Co.
2.950% due 07/01/2023	700	681
Teva Pharmaceutical Finance Netherlands BV
1.700% due 07/19/2019	700	677
Time Warner Cable LLC
8.750% due 02/14/2019	500	524
Western Gas Partners LP
2.600% due 08/15/2018	1,000	999
WestJet Airlines Ltd.
3.500% due 06/16/2021	1,050	1,046
Woodside Finance Ltd.
3.650% due 03/05/2025	100	99
3.700% due 09/15/2026	200	197
4.600% due 05/10/2021	200	206
Woolworths Group Ltd.
4.000% due 09/22/2020	300	306

ZF North America Capital, Inc.
4.000% due 04/29/2020	394	398

		38,009

UTILITIES 3.6%
AT&T, Inc.
2.723% (US0003M + 0.890%) due 02/14/2023 ~	1,100	1,116
BP Capital Markets PLC
3.015% (US0003M + 0.870%) due 09/16/2021 ~	1,000	1,018
Chugoku Electric Power Co., Inc.
2.701% due 03/16/2020	200	200
CNOOC Finance Ltd.
1.750% due 05/09/2018	700	699
Duquesne Light Holdings, Inc.
5.900% due 12/01/2021	500	541
E.ON International Finance BV
5.800% due 04/30/2018	300	301
FirstEnergy Corp.
2.850% due 07/15/2022	970	941
Telecom Italia Capital S.A.
6.999% due 06/04/2018	600	605

		5,421

Total Corporate Bonds & Notes (Cost $84,176)		83,669

MUNICIPAL BONDS & NOTES 0.6%
CALIFORNIA 0.3%
California Earthquake Authority Revenue Notes, Series 2014
2.805% due 07/01/2019	420	419

KANSAS 0.3%
Kansas Development Finance Authority Revenue Notes, Series 2015
2.258% due 04/15/2019	500	500

Total Municipal Bonds & Notes (Cost $920)		919

U.S. GOVERNMENT AGENCIES 15.2%
Fannie Mae
4.000% due 09/01/2039 - 10/01/2043	1,683	1,734
4.250% due 11/01/2035 - 01/01/2036	529	548
4.750% due 09/01/2034 - 04/01/2036	838	889
5.000% due 04/01/2019 - 09/01/2047	2,800	2,922
5.500% due 06/01/2018 - 09/01/2040	2,489	2,641
6.000% due 05/01/2029 - 01/01/2039	1,488	1,565
6.500% due 09/01/2021 - 12/01/2037	989	1,079
Fannie Mae, TBA
3.000% due 04/12/2048	1,000	975
4.000% due 05/01/2048	500	512
Freddie Mac
2.000% due 02/01/2028 - 04/01/2028	14	14
4.500% due 12/01/2019 - 07/01/2021	64	64
5.000% due 05/01/2018 - 03/01/2033	73	74
5.500% due 11/01/2021 - 10/01/2037	315	331
6.000% due 02/01/2028 - 02/01/2033	78	82
6.500% due 07/01/2037 - 02/01/2038	610	656
7.000% due 10/01/2037	87	90
10.500% due 02/01/2019 - 12/01/2020	23	22
11.000% due 11/01/2018 - 01/01/2021	9	7
Ginnie Mae
2.786% (LIBOR01M + 1.000%) due 08/16/2039 ~	11	11
3.000% due 11/20/2046	235	231
3.500% due 05/20/2042 - 09/20/2044	786	791
3.700% due 04/15/2042	224	228
3.740% due 03/20/2042 - 07/20/2042	371	375
3.750% due 04/15/2042 - 03/20/2044	343	352
4.000% due 04/20/2040 - 06/20/2043	2,883	2,913
4.500% due 08/20/2038 - 01/20/2042	1,643	1,705
5.000% due 02/20/2039 - 10/20/2047	441	454
5.500% due 03/20/2034 - 08/20/2041	854	893
6.500% due 09/20/2025 - 07/20/2039	151	162
7.000% due 09/15/2024 - 06/20/2039	730	767

Total U.S. Government Agencies (Cost $23,573)		23,087

U.S. TREASURY OBLIGATIONS 53.7%
U.S. Treasury Notes
1.250% due 03/31/2019 (g)(i)	14,000	13,879
1.250% due 05/31/2019 (g)	32,000	31,665
1.500% due 10/31/2019 (g)	21,900	21,644
2.250% due 03/31/2020 (a)	14,300	14,292

Total U.S. Treasury Obligations (Cost $81,650)		81,480

NON-AGENCY MORTGAGE-BACKED SECURITIES 4.4%
Bear Stearns Adjustable Rate Mortgage Trust
3.563% due 02/25/2033 ~	2	2
BX Trust
2.657% (LIBOR01M + 0.880%) due 07/15/2034 ~	633	636
Chevy Chase Funding LLC Mortgage-Backed Certificates
2.208% (LIBOR01M + 0.460%) due 10/25/2035 ~	606	591
GSR Mortgage Loan Trust
3.731% due 09/25/2035 ~	37	39
4.231% (US0012M + 1.750%) due 08/25/2033 ~	438	440
Hyatt Hotel Portfolio Trust
2.435% due 08/09/2032 ~	1,300	1,300
Impac CMB Trust
2.512% (US0001M + 0.640%) due 03/25/2035 ~	266	261
JPMorgan Chase Commercial Mortgage Securities Trust
3.379% due 09/15/2050	300	299
MASTR Adjustable Rate Mortgages Trust
3.626% due 04/21/2034 ~	68	70
Merrill Lynch Mortgage Investors Trust
3.557% due 12/25/2035 ~	840	844
Nomura Resecuritization Trust
3.237% due 04/26/2037 ~	678	689
Sequoia Mortgage Trust
2.316% (LIBOR01M + 0.720%) due 11/22/2024 ~	9	8
2.482% (US0001M + 0.660%) due 06/20/2033 ~	5	5
Structured Asset Mortgage Investments Trust
2.388% (US0001M + 0.580%) due 07/19/2034 ~	12	12
2.468% (US0001M + 0.660%) due 09/19/2032 ~	24	24
Thornburg Mortgage Securities Trust
3.402% due 04/25/2045 ~	189	190
WaMu Mortgage Pass-Through Certificates Trust
2.182% (US0001M + 0.310%) due 01/25/2045 ~	31	31
2.272% (US0001M + 0.400%) due 06/25/2044 ~	1,270	1,254
3.098% due 06/25/2033 ~	5	5
Wells Fargo Mortgage-Backed Securities Trust
3.705% due 06/25/2035 ~	4	4

Total Non-Agency Mortgage-Backed Securities (Cost $6,617)		6,704

ASSET-BACKED SECURITIES 12.9%
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
2.632% (US0001M + 0.760%) due 09/25/2033 ~	45	45
Apidos CLO
2.719% (US0003M + 0.980%) due 01/19/2025 ~	600	600
Bayview Opportunity Master Fund Trust
3.105% due 07/28/2032	147	146
Bear Stearns Asset-Backed Securities Trust
2.672% (LIBOR01M + 0.800%) due 10/27/2032 ~	44	43
BlueMountain CLO Ltd.
3.052% (US0003M + 1.330%) due 04/13/2027 ~	300	300
Carlyle Global Market Strategies CLO Ltd.
2.862% (US0003M + 1.140%) due 10/16/2025 ~	400	400
2.910% (US0003M + 1.150%) due 07/27/2026 ~	300	300
Cent CLO Ltd.
3.090% (US0003M + 1.330%) due 10/29/2025 ~	295	295
Chase Funding Trust
2.472% (US0001M + 0.600%) due 07/25/2033 ~	210	205
CIFC Funding Ltd.
2.761% (US0003M + 1.020%) due 10/24/2025 ~	642	642
Colony Starwood Homes Trust
3.308% (LIBOR01M + 1.500%) due 07/17/2033 ~	196	197
Credit Suisse Mortgage Capital Trust
4.500% due 03/25/2021	195	196
Drug Royalty LP
4.572% (US0003M + 2.850%) due 07/15/2023 ~	99	99
Dryden Senior Loan Fund
2.620% due 10/15/2027 ~	300	301

Eagle Ltd.
2.570% due 12/15/2039	47	47
Figueroa CLO Ltd.
3.452% (US0003M + 1.250%) due 06/20/2027 ~	400	401
First Franklin Mortgage Loan Trust
2.622% (US0001M + 0.750%) due 11/25/2034 ~	256	252
Galaxy CLO Ltd.
2.980% (US0003M + 1.130%) due 11/16/2025 ~	499	499
MP CLO Ltd.
2.574% due 04/18/2027 ~	1,500	1,501
Navient Private Education Loan Trust
2.977% (US0001M + 1.200%) due 12/15/2028 ~	836	854
Navient Student Loan Trust
3.122% (US0001M + 1.250%) due 06/25/2065 ~	81	83
New Century Home Equity Loan Trust
2.802% (US0001M + 0.930%) due 11/25/2034 ~	601	606
NovaStar Mortgage Funding Trust
2.532% (LIBOR01M + 0.660%) due 01/25/2036 ~	1,000	995
Regatta Funding Ltd.
2.905% (US0003M + 1.160%) due 10/25/2026 ~	400	400
Residential Asset Mortgage Products Trust
2.552% (US0001M + 0.680%) due 05/25/2035 ~	500	497
Saxon Asset Securities Trust
2.592% (US0001M + 0.720%) due 05/25/2035 ~	195	178
Securitized Asset-Backed Receivables LLC Trust
2.547% (US0001M + 0.675%) due 01/25/2035 ~	497	489
SLM Student Loan Trust
2.495% (US0003M + 0.750%) due 04/25/2023 ~	597	596
3.245% (US0003M + 1.500%) due 04/25/2023 ~	642	656
3.445% (US0003M + 1.700%) due 07/25/2023 ~	564	580
SoFi Professional Loan Program LLC
3.020% due 02/25/2040	359	353
Starwood Waypoint Homes Trust
2.727% due 01/17/2035 ~	996	1,003
Structured Asset Investment Loan Trust
2.422% (US0001M + 0.550%) due 09/25/2034 ~	1,980	1,952
Structured Asset Securities Corp. Mortgage Loan Trust
2.007% (US0001M + 0.135%) due 07/25/2036 ~	600	586
Towd Point Mortgage Trust
2.472% due 02/25/2057 ~	890	896
VOLT LLC
3.000% due 10/25/2047	500	496
3.125% due 09/25/2047	974	971
3.375% due 05/28/2047	227	227
3.500% due 03/25/2047	286	286
4.375% due 11/27/2045	44	44
WhiteHorse Ltd.
2.891% (US0003M + 1.160%) due 07/17/2026 ~	400	400

Total Asset-Backed Securities (Cost $19,516)		19,617

SOVEREIGN ISSUES 0.5%
Export-Import Bank of India
3.875% due 10/02/2019	800	809

Total Sovereign Issues (Cost $816)		809

SHORT-TERM INSTRUMENTS 10.1%
CERTIFICATES OF DEPOSIT 2.5%
Barclays Bank PLC
1.940% due 09/04/2018	200	200
Credit Suisse AG
2.507% due 09/28/2018	700	700
First Republic Bank
2.400% due 04/17/2018	2,000	2,000
Itau CorpBanca
2.500% due 12/07/2018	500	498
2.570% due 01/11/2019	300	299

		3,697

COMMERCIAL PAPER 4.9%
Canadian Natural Resources Ltd.
2.438% due 04/04/2018	1,000	1,000
Enbridge Energy Partners LP
2.520% due 04/06/2018	1,000	1,000
2.551% due 04/16/2018	800	799

Ford Motor Credit Co.
2.900% due 02/19/2019		600	584
Sempra Energy Holdings
2.546% due 05/10/2018		1,000	997
Spectra Energy Partners LP
2.437% due 04/09/2018		1,000	999
Spire, Inc.
2.135% due 04/05/2018		1,500	1,500
Viacom, Inc.
2.988% due 06/15/2018		600	597

			7,476

REPURCHASE AGREEMENTS (f) 1.0%			1,517

ARGENTINA TREASURY BILLS 0.9%
2.202% due 05/11/2018 - 08/10/2018 (b)(c)	ARS	1,300	1,292

U.S. TREASURY BILLS 0.8%
1.679% due 04/19/2018 (b)(c)(k)		$1,219	1,218

Total Short-Term Instruments (Cost $15,204)			15,200

Total Investments in Securities (Cost $232,472)			231,485

Total Investments 152.6% (Cost $232,472)			$231,485
Financial Derivative Instruments (h)(j) (0.3)% (Cost or Premiums, net $(601))			(494)
Other Assets and Liabilities, net (52.3)%			(79,310)

Net Assets 100.0%			$151,681

Notes to Schedule of Investments:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•	Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	When-issued security.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Zero coupon security.

(d)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(e)	Contingent convertible security.

Borrowings and Other Financing Transactions

(f)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
FICC	1.250%	03/29/2018	04/02/2018	$1,517	U.S. Treasury Notes 0.750% due 02/15/2019	$(1,553)	$1,517	$1,518

Total Repurchase Agreements						$(1,553)	$1,517	$1,518

Sale-Buyback Transactions:

Counterparty	Borrowing Rate (2)	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Sale-Buyback Transactions
BCY	2.050%	03/29/2018	04/02/2018	$(13,335)	$(13,335)
	2.350	03/28/2018	04/02/2018	(18,013)	(18,013)
BPG	2.200	03/29/2018	04/02/2018	(99)	(99)
	2.500	03/29/2018	04/02/2018	(1,493)	(1,493)
GSC	2.350	03/29/2018	04/02/2018	(31,799)	(31,799)

Total Sale-Buyback Transactions					$(64,739)

Short Sales:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (1.3)%
Fannie Mae, TBA	3.000%	04/01/2048	$1,000	$(968)	$(975)
Fannie Mae, TBA	3.000	05/01/2048	1,000	(974)	(973)

Total Short Sales (1.3)%				$(1,942)	$(1,948)

(g)	Securities with an aggregate market value of $64,464 have been pledged as collateral under the terms of master agreements as of March 31, 2018.

(1)	Includes accrued interest.
(2)	The average amount of borrowings outstanding during the period ended March 31, 2018 was $(51,400) at a weighted average interest rate of 1.266%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.

(h)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

Long Futures Contracts

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	12/2018	456	$111,156	$(354)	$0	$(17)
90-Day Eurodollar June Futures	06/2019	456	110,951	(25)	0	(11)

				$(379)	$0	$(28)

Short Futures Contracts

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	12/2019	365	$(88,709)	$434	$4	$0
U.S. Treasury 5-Year Note June Futures	06/2018	384	(43,953)	(154)	0	(42)
U.S. Treasury 10-Year Note June Futures	06/2018	67	(8,116)	(86)	0	(16)

				$194	$4	$(58)

Total Futures Contracts				$(185)	$4	$(86)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Sell Protection (1)

									Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2018 (3)	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (5)	Asset	Liability
Exelon Generation Co. LLC	1.000%	Quarterly	12/20/2021	0.635%	$600	$1	$7	$8	$0	$(1)

Credit Default Swaps on Credit Indices - Buy Protection (2)

								Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (5)	Asset	Liability
CDX.HY-29 5-Year Index	(5.000)%	Quarterly	12/20/2022	$2,800	$(213)	$27	$(186)	$0	$(10)
CDX.IG-29 5-Year Index	(1.000)	Quarterly	12/20/2022	16,000	(377)	75	(302)	0	(6)

					$(590)	$102	$(488)	$0	$(16)

Interest Rate Swaps

									Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	1.675%	Annual	09/19/2018	$137,900	$0	$70	$70	$6	$0
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	1.696	Annual	09/19/2018	165,500	0	75	75	7	0
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	1.724	Annual	09/19/2018	59,800	0	23	23	3	0
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	1.786	Annual	09/19/2018	168,200	0	39	39	8	0
Pay	3-Month USD-LIBOR	1.000	Semi-Annual	09/19/2018	363,200	0	(358)	(358)	0	(16)
Pay	3-Month USD-LIBOR	2.130	Semi-Annual	09/19/2018	168,200	0	(72)	(72)	0	(7)

						$0	$(223)	$(223)	$24	$(23)

Total Swap Agreements						$(589)	$(114)	$(703)	$24	$(40)

(i)	Securities with an aggregate market value of $549 and cash of $978 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2018.

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(j)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
AZD	04/2018	AUD	1,885	$	1,478	$30	$0
BOA	04/2018	EUR	1,228		1,518	7	0
	05/2018	$	28,769	JPY	3,040,000	0	(131)
BPS	05/2018	JPY	3,040,600	$	28,554	0	(90)
CBK	04/2018		122,700		1,158	5	0
	04/2018	$	1,515	GBP	1,077	0	(4)
	05/2018	NZD	1,028	$	752	9	0
HUS	04/2018	CAD	3,883		3,077	63	0
	04/2018	GBP	1,077		1,531	20	0
	05/2018	$	1,533	GBP	1,077	0	(20)
JPM	04/2018		2,287	CAD	2,944	0	(2)
	05/2018	CAD	2,944	$	2,288	2	0
	05/2018	JPY	3,468,500		32,586	0	(106)
MSB	04/2018		374,100		3,513	0	(5)
RBC	04/2018	$	1,174	JPY	124,200	0	(5)
	05/2018		32,832		3,467,600	0	(149)
SCX	04/2018		719	CAD	939	10	0
UAG	04/2018		1,521	EUR	1,228	0	(10)
	04/2018		3,534	JPY	372,600	0	(32)
	05/2018	EUR	1,228	$	1,524	10	0
	05/2018	JPY	248,400		2,370	31	0

Total Forward Foreign Currency Contracts						$187	$(554)

Purchased Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
MYC	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.500%	06/01/2018	$27,400	$35	$20

Total Purchased Options							$35	$20

written options:

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BOA	Put - OTC CDX.IG-30 5-Year Index	Sell	0.850%	05/16/2018	$700	$(1)	$(1)
	Put - OTC CDX.IG-30 5-Year Index	Sell	0.900	06/20/2018	700	(1)	(1)
BPS	Put - OTC CDX.IG-30 5-Year Index	Sell	0.900	06/20/2018	1,200	(1)	(1)
CBK	Put - OTC CDX.IG-30 5-Year Index	Sell	0.900	06/20/2018	700	(1)	(1)
DUB	Put - OTC CDX.IG-29 5-Year Index	Sell	0.800	05/16/2018	400	(1)	0
FBF	Put - OTC CDX.IG-29 5-Year Index	Sell	0.800	05/16/2018	2,220	(3)	(1)
GST	Put - OTC CDX.IG-30 5-Year Index	Sell	0.850	06/20/2018	700	(1)	(1)
JPM	Put - OTC CDX.IG-30 5-Year Index	Sell	0.900	06/20/2018	2,400	(3)	(2)

						$(12)	$(8)

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
MYC	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.805%	06/01/2018	$2,700	$(35)	$(41)

Total Written Options							$(47)	$(49)

(k)	Securities with an aggregate market value of $574 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2018.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2018 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2018
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$40,239	$0	$40,239
Industrials	0	38,009	0	38,009
Utilities	0	5,421	0	5,421
Municipal Bonds & Notes
California	0	419	0	419
Kansas	0	500	0	500
U.S. Government Agencies	0	23,087	0	23,087
U.S. Treasury Obligations	0	81,480	0	81,480
Non-Agency Mortgage-Backed Securities	0	6,704	0	6,704
Asset-Backed Securities	0	19,617	0	19,617
Sovereign Issues	0	809	0	809
Short-Term Instruments
Certificates of Deposit	700	2,997	0	3,697
Commercial Paper	0	7,476	0	7,476
Repurchase Agreements	0	1,517	0	1,517
Argentina Treasury Bills	0	1,292	0	1,292
U.S. Treasury Bills	0	1,218	0	1,218

Total Investments	$700	$230,785	$0	$231,485

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(1,948)	$0	$(1,948)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	4	24	0	28
Over the counter	0	207	0	207
	$4	$231	$0	$235

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(86)	(40)	0	(126)
Over the counter	0	(603)	0	(603)
	$(86)	$(643)	$0	$(729)
Total Financial Derivative Instruments	$(82)	$(412)	$0	$(494)
Totals	$618	$228,425	$0	$229,043

There were no significant transfers among Levels 1, 2, or 3 during the period ended March 31, 2018.

See Accompanying Notes

Schedule of Investments

PIMCO Enhanced Short Maturity Active Exchange-Traded Fund

March 31, 2018 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 105.7% ¤
CORPORATE BONDS & NOTES 54.6%
BANKING & FINANCE 31.2%
ABN AMRO Bank NV
2.374% (US0003M + 0.640%) due 01/18/2019 ~	$4,565	$4,581
2.500% due 10/30/2018	11,854	11,863
ADCB Finance Cayman Ltd.
2.750% due 09/16/2019	7,500	7,462
3.000% due 03/04/2019	18,000	18,022
AerCap Ireland Capital DAC
3.750% due 05/15/2019	18,847	18,969
4.250% due 07/01/2020	1,500	1,527
4.625% due 10/30/2020	1,550	1,596
AIA Group Ltd.
2.250% due 03/11/2019	800	794
Air Lease Corp.
2.625% due 09/04/2018	4,950	4,945
3.375% due 01/15/2019	20,350	20,429
American Express Co.
2.383% (US0003M + 0.610%) due 08/01/2022 ~	14,200	14,192
American Express Credit Corp.
3.157% (US0003M + 1.050%) due 09/14/2020 ~	8,900	9,050
Athene Global Funding
2.885% (US0003M + 1.140%) due 04/20/2020 ~	38,500	39,063
3.538% (US0003M + 1.230%) due 07/01/2022 ~	35,659	36,274
AvalonBay Communities, Inc.
2.152% due 01/15/2021 ~	7,200	7,202
Aviation Capital Group LLC
2.875% due 09/17/2018	25,050	25,043
Banco Santander Chile
3.910% (US0003M + 1.875%) due 06/07/2018 ~	2,000	2,007
Bangkok Bank PCL
3.300% due 10/03/2018	20,863	20,911
Bank of America Corp.
2.405% (US0003M + 0.660%) due 07/21/2021 ~	5,700	5,720
2.762% (US0003M + 1.040%) due 01/15/2019 ~	13,783	13,878
2.958% due 10/01/2021 ~	28,000	28,079
Barclays PLC
2.750% due 11/08/2019	48,900	48,548
BNZ International Funding Ltd.
2.350% due 03/04/2019	5,000	4,977
2.400% due 02/21/2020	2,500	2,471
2.592% (US0003M + 0.700%) due 02/21/2020 ~	7,000	7,033
BOC Aviation Ltd.
3.000% due 03/30/2020	3,390	3,374
3.875% due 05/09/2019	4,520	4,555
Canadian Imperial Bank of Commerce
2.545% (US0003M + 0.520%) due 09/06/2019 ~	1,860	1,867
CDP Financial, Inc.
4.400% due 11/25/2019	18,000	18,503
Citibank N.A.
2.438% due 09/18/2019 ~	4,500	4,495
Citigroup, Inc.
2.647% (US0003M + 0.880%) due 07/30/2018 ~	27,300	27,357
2.968% (US0003M + 1.190%) due 08/02/2021 ~	8,200	8,350
3.062% (US0003M + 1.310%) due 10/26/2020 ~	11,200	11,440
3.682% (US0003M + 1.380%) due 03/30/2021 ~	27,000	27,654
Cooperatieve Rabobank UA
2.538% (US0003M + 0.830%) due 01/10/2022 ~	45,000	45,642
Credit Agricole S.A.
2.500% due 04/15/2019	5,000	4,985
Credit Suisse Group Funding Guernsey Ltd.
4.024% (US0003M + 2.290%) due 04/16/2021 ~	16,900	17,756
Daegu Bank Ltd.
2.250% due 04/29/2018	5,000	4,997
Danske Bank A/S
2.527% (US0003M + 0.510%) due 03/02/2020 ~	16,000	16,055
2.605% (US0003M + 0.580%) due 09/06/2019 ~	1,000	1,004
DBS Group Holdings Ltd.
2.246% due 07/16/2019	2,028	2,018
2.365% (US0003M + 0.620%) due 07/25/2022 ~	19,700	19,807
2.537% (US0003M + 0.490%) due 06/08/2020 ~	4,000	4,005

Dexia Credit Local S.A.
1.875% due 03/28/2019	53,370	53,091
1.875% due 01/29/2020	1,700	1,678
2.250% due 01/30/2019	44,700	44,634
2.500% due 01/25/2021	10,150	10,079
DNB Bank ASA
2.678% due 10/02/2020 ~	10,000	10,002
Erste Abwicklungsanstalt
2.267% (US0003M + 0.210%) due 03/09/2020 ~	7,000	7,024
EXIM Sukuk Malaysia Bhd.
2.874% due 02/19/2019	8,400	8,393
Ford Motor Credit Co. LLC
1.897% due 08/12/2019	5,745	5,657
2.597% due 11/04/2019	1,500	1,488
2.704% (US0003M + 1.000%) due 01/09/2020 ~	14,900	15,021
2.717% (US0003M + 0.930%) due 11/04/2019 ~	830	836
2.901% (US0003M + 0.830%) due 03/12/2019 ~	14,700	14,742
3.025% (US0003M + 0.900%) due 06/15/2018 ~	14,750	14,763
3.284% (US0003M + 1.580%) due 01/08/2019 ~	7,400	7,465
5.000% due 05/15/2018	11,300	11,328
General Motors Financial Co., Inc.
2.400% due 04/10/2018	9,835	9,834
2.400% due 05/09/2019	4,000	3,981
3.068% (US0003M + 1.360%) due 04/10/2018 ~	22,750	22,754
3.250% due 05/15/2018	15,200	15,204
3.282% (US0003M + 1.560%) due 01/15/2020 ~	32,382	32,993
3.500% due 07/10/2019	3,000	3,020
3.780% (US0003M + 2.060%) due 01/15/2019 ~	1,500	1,519
6.750% due 06/01/2018	865	871
Goldman Sachs Group, Inc.
2.862% (US0003M + 1.110%) due 04/26/2022 ~	16,000	16,145
2.939% (US0003M + 1.100%) due 11/15/2018 ~	5,000	5,022
3.009% (US0003M + 1.170%) due 11/15/2021 ~	38,125	38,605
3.105% (US0003M + 1.360%) due 04/23/2021 ~	6,656	6,808
Harley-Davidson Financial Services, Inc.
2.397% (US0003M + 0.350%) due 03/08/2019 ~	5,800	5,798
HSBC Holdings PLC
3.604% (US0003M + 1.660%) due 05/25/2021 ~	61,000	63,100
4.287% (US0003M + 2.240%) due 03/08/2021 ~	7,000	7,356
HSBC USA, Inc.
3.166% (US0003M + 0.880%) due 09/24/2018 ~	3,700	3,712
Hutchison Whampoa International Ltd.
7.625% due 04/09/2019	2,000	2,096
ICICI Bank Ltd.
3.145% (US0003M + 1.120%) due 12/04/2018 ~	14,300	14,285
4.800% due 05/22/2019	65,500	66,707
Indian Railway Finance Corp. Ltd.
3.917% due 02/26/2019	3,000	3,022
ING Bank NV
2.998% (US0003M + 0.690%) due 10/01/2019 ~	24,225	24,402
International Lease Finance Corp.
3.875% due 04/15/2018	2,860	2,861
5.875% due 04/01/2019	13,200	13,563
6.250% due 05/15/2019	16,260	16,822
7.125% due 09/01/2018	28,827	29,310
8.250% due 12/15/2020	2,301	2,569
Intesa Sanpaolo SpA
3.875% due 01/15/2019	21,000	21,141
Jackson National Life Global Funding
3.022% (US0003M + 0.730%) due 06/27/2022 ~	25,750	26,058
JPMorgan Chase & Co.
3.486% (US0003M + 1.480%) due 03/01/2021 ~	12,145	12,497
JPMorgan Chase Bank N.A.
2.063% due 02/01/2021 ~	19,000	19,006
2.070% due 02/13/2020 ~	15,000	15,002
KEB Hana Bank
2.000% due 04/02/2018	3,000	3,000
Krung Thai Bank PCL
2.250% due 09/11/2018	6,130	6,111
LeasePlan Corp. NV
2.500% due 05/16/2018	36,189	36,167
2.875% due 01/22/2019	28,600	28,516
Macquarie Bank Ltd.
2.600% due 06/24/2019	15,500	15,437
2.880% (US0003M + 1.120%) due 07/29/2020 ~	51,650	52,394
2.902% (US0003M + 1.180%) due 01/15/2019 ~	2,500	2,519
Macquarie Group Ltd.
3.000% due 12/03/2018	30,530	30,556
7.625% due 08/13/2019	2,000	2,119
Mitsubishi Corp. Finance PLC
2.247% (US0003M + 0.480%) due 04/30/2019 ~	6,000	6,000
Mitsubishi UFJ Financial Group, Inc.
2.535% (US0003M + 0.790%) due 07/25/2022 ~	37,785	38,006
2.757% due 03/02/2023 ~	16,000	15,987
2.824% (US0003M + 0.920%) due 02/22/2022 ~	12,000	12,117
3.149% (US0003M + 1.060%) due 09/13/2021 ~	15,977	16,220

Mitsubishi UFJ Lease & Finance Co. Ltd.
2.519% (US0003M + 0.775%) due 07/23/2019 ~	24,402	24,510
2.810% (US0003M + 0.925%) due 02/20/2019 ~	2,800	2,813
Mitsubishi UFJ Trust & Banking Corp.
1.680% due 06/20/2018	7,300	7,297
Mizuho Bank Ltd.
2.450% due 04/16/2019	12,645	12,589
2.650% due 09/25/2019	1,564	1,554
2.935% (US0003M + 1.190%) due 10/20/2018 ~	18,572	18,670
Mizuho Financial Group, Inc.
2.924% (US0003M + 0.940%) due 02/28/2022 ~	5,000	5,045
2.951% due 09/11/2022 ~	42,600	42,864
3.189% (US0003M + 1.480%) due 04/12/2021 ~	17,600	18,026
3.229% (US0003M + 1.140%) due 09/13/2021 ~	1,855	1,885
Morgan Stanley
2.294% due 02/10/2021 ~	40,100	40,133
2.675% (US0003M + 0.930%) due 07/22/2022 ~	22,500	22,596
Nasdaq, Inc.
2.638% due 03/22/2019 ~	38,000	38,052
National Bank of Canada
2.331% (US0003M + 0.600%) due 01/17/2020 ~	8,500	8,533
Nissan Motor Acceptance Corp.
2.112% (US0003M + 0.390%) due 07/13/2020 ~	15,000	15,012
2.372% (US0003M + 0.650%) due 07/13/2022 ~	9,500	9,513
2.609% (US0003M + 0.520%) due 09/13/2019 ~	11,100	11,132
2.612% (US0003M + 0.890%) due 01/13/2022 ~	40,855	41,422
2.685% due 09/28/2020 ~	3,000	3,004
2.722% due 03/15/2021 ~	5,000	5,008
2.985% due 09/28/2022 ~	4,850	4,858
Nomura Holdings, Inc.
2.750% due 03/19/2019	27,600	27,582
NRW Bank
1.893% due 02/01/2022 ~	27,000	27,024
1.981% (US0003M + 0.170%) due 02/11/2019 ~	12,000	12,015
NTT Finance Corp.
2.832% (US0003M + 0.530%) due 06/29/2020 ~	34,538	34,698
Protective Life Global Funding
2.142% (US0003M + 0.420%) due 03/29/2019 ~	5,010	5,017
QNB Finance Ltd.
2.750% due 10/31/2018	15,643	15,643
2.837% (US0003M + 1.050%) due 05/04/2018 ~	6,500	6,520
3.285% (US0003M + 1.400%) due 05/20/2018 ~	3,100	3,112
RCI Banque S.A.
3.500% due 04/03/2018	47,115	47,115
Reliance Standard Life Global Funding
2.500% due 04/24/2019	7,300	7,269
2.500% due 01/15/2020	5,000	4,951
Royal Bank of Scotland Group PLC
3.309% (US0003M + 1.470%) due 05/15/2023 ~	43,000	43,401
6.400% due 10/21/2019	16,321	17,135
Santander Holdings USA, Inc.
2.700% due 05/24/2019	4,953	4,942
Santander UK PLC
2.500% due 03/14/2019	74,000	73,749
2.794% (US0003M + 0.850%) due 08/24/2018 ~	11,463	11,492
3.587% (US0003M + 1.480%) due 03/14/2019 ~	11,200	11,326
Siam Commercial Bank PCL
3.500% due 04/07/2019	10,840	10,890
Standard Chartered PLC
3.015% (US0003M + 1.130%) due 08/19/2019 ~	16,000	16,161
State Bank of India
2.654% (US0003M + 0.950%) due 04/06/2020 ~	40,200	40,256
3.622% due 04/17/2019	14,443	14,502
SumitG Guaranteed Secured Obligation Issuer DAC
2.251% due 11/02/2020	3,500	3,432
Sumitomo Mitsui Banking Corp.
2.044% due 10/18/2019 ~	26,000	26,004
2.081% due 01/17/2020 ~	10,000	9,996
Sumitomo Mitsui Financial Group, Inc.
2.474% due 10/18/2022 ~	4,500	4,502
2.489% (US0003M + 0.780%) due 07/12/2022 ~	31,365	31,497
2.675% (US0003M + 0.970%) due 01/11/2022 ~	12,000	12,126
2.879% (US0003M + 1.140%) due 10/19/2021 ~	1,600	1,627
3.737% (US0003M + 1.680%) due 03/09/2021 ~	4,000	4,137
Sumitomo Mitsui Trust Bank Ltd.
2.050% due 03/06/2019	12,000	11,910
2.535% (US0003M + 0.510%) due 03/06/2019 ~	59,808	59,908
2.618% due 09/19/2019 ~	3,000	3,002
2.644% (US0003M + 0.910%) due 10/18/2019 ~	8,000	8,062
Svenska Handelsbanken AB
2.515% (US0003M + 0.490%) due 09/06/2019 ~	14,950	14,992
Toyota Motor Credit Corp.
2.395% (US0003M + 0.690%) due 01/11/2022 ~	21,500	21,793

UBS AG
2.304% due 05/28/2019 ~	20,000	20,012
UBS Group Funding Switzerland AG
2.789% due 08/15/2023 ~	28,000	28,170
3.500% (US0003M + 1.780%) due 04/14/2021 ~	28,300	29,336
VEREIT Operating Partnership LP
3.000% due 02/06/2019	3,972	3,973
WEA Finance LLC
2.700% due 09/17/2019	15,226	15,157
Wells Fargo & Co.
2.205% (US0003M + 0.460%) due 04/22/2019 ~	6,700	6,716
3.365% (US0003M + 1.340%) due 03/04/2021 ~	4,000	4,099
Westpac Banking Corp.
1.375% due 05/30/2018	30,000	29,969

		2,675,649

INDUSTRIALS 18.9%
AbbVie, Inc.
2.000% due 11/06/2018	5,000	4,981
Allergan Funding SCS
3.326% (US0003M + 1.255%) due 03/12/2020 ~	57,841	58,666
Anheuser-Busch InBev Finance, Inc.
1.900% due 02/01/2019	32,537	32,447
2.150% due 02/01/2019	11,646	11,643
Anheuser-Busch North American Holding Corp.
2.200% due 08/01/2018	2,300	2,298
Asciano Finance Ltd.
5.000% due 04/07/2018	7,400	7,402
Baidu, Inc.
2.750% due 06/09/2019	662	660
3.250% due 08/06/2018	17,600	17,631
BAT Capital Corp.
2.423% due 08/14/2020 ~	42,800	42,949
2.719% due 08/15/2022 ~	34,950	35,181
BAT International Finance PLC
1.850% due 06/15/2018	12,610	12,592
Baxalta, Inc.
3.028% (US0003M + 0.780%) due 06/22/2018 ~	10,500	10,511
BMW U.S. Capital LLC
2.344% (US0003M + 0.640%) due 04/06/2022 ~	12,234	12,311
Cardinal Health, Inc.
2.895% (US0003M + 0.770%) due 06/15/2022 ~	9,495	9,494
Central Nippon Expressway Co. Ltd.
2.079% due 11/05/2019	24,000	23,700
2.170% due 08/05/2019	34,296	34,049
2.327% (US0003M + 0.540%) due 08/04/2020 ~	26,000	26,066
2.338% due 11/02/2021 ~	15,000	15,062
2.369% due 09/10/2018	16,685	16,671
2.381% due 09/17/2020	3,000	2,959
2.814% (US0003M + 1.070%) due 04/23/2021 ~	6,570	6,689
2.820% (US0003M + 0.970%) due 02/16/2021 ~	1,000	1,014
2.835% (US0003M + 0.810%) due 03/03/2022 ~	67,060	67,756
2.957% (US0003M + 0.850%) due 09/14/2021 ~	16,450	16,674
2.984% (US0003M + 1.000%) due 05/28/2021 ~	28,000	28,497
CNPC General Capital Ltd.
1.950% due 04/16/2018	4,113	4,112
2.700% due 11/25/2019	2,500	2,485
2.750% due 05/14/2019	15,485	15,452
Conagra Brands, Inc.
2.204% due 10/09/2020 ~	4,000	4,004
ConocoPhillips Co.
2.169% (US0003M + 0.330%) due 05/15/2018 ~	3,628	3,628
CVS Health Corp.
2.687% due 03/09/2020 ~	11,900	11,948
2.777% due 03/09/2021 ~	7,500	7,560
D.R. Horton, Inc.
3.750% due 03/01/2019	1,400	1,407
Daimler Finance North America LLC
2.037% (US0003M + 0.250%) due 11/05/2018 ~	2,000	2,001
2.317% (US0003M + 0.530%) due 05/05/2020 ~	6,500	6,530
2.387% (US0003M + 0.620%) due 10/30/2019 ~	32,106	32,297
2.436% (US0003M + 0.740%) due 07/05/2019 ~	47,000	47,310
2.633% (US0003M + 0.860%) due 08/01/2018 ~	18,600	18,638
Dell International LLC
3.480% due 06/01/2019	74,941	75,296
4.420% due 06/15/2021	2,259	2,318
Deutsche Telekom International Finance BV
2.311% (US0003M + 0.580%) due 01/17/2020 ~	3,300	3,313
2.628% (US0003M + 0.450%) due 09/19/2019 ~	13,750	13,773
6.750% due 08/20/2018	5,129	5,210
Discovery Communications LLC
2.912% due 09/20/2019 ~	3,000	3,015

DXC Technology Co.
2.956% due 03/01/2021 ~	4,995	5,001
eBay, Inc.
2.253% (US0003M + 0.480%) due 08/01/2019 ~	29,483	29,537
Enbridge, Inc.
2.825% (US0003M + 0.700%) due 06/15/2020 ~	7,700	7,732
Energy Transfer LP
2.500% due 06/15/2018	15,769	15,773
Enterprise Products Operating LLC
1.650% due 05/07/2018	7,353	7,346
6.650% due 04/15/2018	4,000	4,005
EQT Corp.
3.078% due 10/01/2020 ~	5,100	5,112
ERAC USA Finance LLC
2.800% due 11/01/2018	7,880	7,881
Fidelity National Information Services, Inc.
2.850% due 10/15/2018	3,000	3,002
Fresenius Medical Care U.S. Finance, Inc.
5.625% due 07/31/2019	2,500	2,581
GATX Corp.
2.500% due 03/15/2019	9,000	8,968
2.507% due 11/05/2021 ~	2,000	2,011
General Electric Co.
6.000% due 08/07/2019	13,900	14,411
General Motors Co.
3.500% due 10/02/2018	13,063	13,083
Harris Corp.
2.247% due 04/30/2020 ~	4,100	4,103
Harvest Operations Corp.
2.125% due 05/14/2018	14,600	14,583
Hewlett Packard Enterprise Co.
2.100% due 10/04/2019	2,438	2,407
2.850% due 10/05/2018	26,408	26,438
3.626% (US0003M + 1.930%) due 10/05/2018 ~	17,750	17,908
Hyundai Capital America
2.400% due 10/30/2018	2,000	1,995
2.500% due 03/18/2019	11,700	11,631
2.600% due 03/19/2020	1,400	1,381
2.875% due 08/09/2018	7,700	7,700
3.108% (US0003M + 0.800%) due 04/03/2020 ~	1,200	1,200
Imperial Brands Finance PLC
2.050% due 07/20/2018	11,733	11,710
2.950% due 07/21/2020	4,000	3,973
Kinder Morgan, Inc.
7.250% due 06/01/2018	2,751	2,769
Kraft Heinz Foods Co.
2.000% due 07/02/2018	1,500	1,499
2.220% due 08/09/2019 ~	32,080	32,100
2.381% due 02/10/2021 ~	14,804	14,770
6.125% due 08/23/2018	13,500	13,688
Martin Marietta Materials, Inc.
2.554% (US0003M + 0.650%) due 05/22/2020 ~	7,000	7,030
2.702% due 12/20/2019 ~	4,000	4,007
Minera y Metalurgica del Boleo S.A. de C.V.
2.875% due 05/07/2019	15,299	15,264
Mondelez International Holdings Netherlands BV
2.370% (US0003M + 0.610%) due 10/28/2019 ~	8,000	8,013
Mylan NV
2.500% due 06/07/2019	8,550	8,485
3.000% due 12/15/2018	8,410	8,411
Mylan, Inc.
2.550% due 03/28/2019	3,000	2,986
2.600% due 06/24/2018	25,000	24,978
Ooredoo International Finance Ltd.
7.875% due 06/10/2019	1,800	1,899
Ooredoo Tamweel Ltd.
3.039% due 12/03/2018	19,251	19,284
Penske Truck Leasing Co. LP
2.875% due 07/17/2018	1,300	1,301
Petroleos Mexicanos
3.500% due 07/18/2018	5,412	5,433
3.754% (US0003M + 2.020%) due 07/18/2018 ~	23,625	23,786
5.500% due 02/04/2019	5,000	5,099
8.000% due 05/03/2019	2,140	2,250
Phillips 66
2.372% (US0003M + 0.650%) due 04/15/2019 ~	5,200	5,201
2.472% (US0003M + 0.750%) due 04/15/2020 ~	4,700	4,706
2.606% due 02/26/2021 ~	5,000	5,007
Pioneer Natural Resources Co.
6.875% due 05/01/2018	5,300	5,316
QUALCOMM, Inc.
2.435% (US0003M + 0.550%) due 05/20/2020 ~	28,604	28,728
2.497% (US0003M + 0.730%) due 01/30/2023 ~	33,383	33,120

QVC, Inc.
3.125% due 04/01/2019	2,800	2,799
Reckitt Benckiser Treasury Services PLC
2.846% (US0003M + 0.560%) due 06/24/2022 ~	30,700	30,558
SK Broadband Co. Ltd.
2.875% due 10/29/2018	2,220	2,220
SK Telecom Co. Ltd.
2.125% due 05/01/2018	30,350	30,334
Southern Co.
3.008% (US0003M + 0.700%) due 09/30/2020 ~	19,400	19,503
Telefonica Emisiones S.A.U.
3.192% due 04/27/2018	90,885	90,923
Textron, Inc.
2.361% due 11/10/2020 ~	4,800	4,797
Time Warner Cable LLC
6.750% due 07/01/2018	59,655	60,220
8.250% due 04/01/2019	3,740	3,926
8.750% due 02/14/2019	9,970	10,442
Tyson Foods, Inc.
2.342% due 08/21/2020 ~	7,000	7,013
2.434% (US0003M + 0.450%) due 05/30/2019 ~	5,330	5,340
2.567% (US0003M + 0.550%) due 06/02/2020 ~	9,000	9,022
Volkswagen Group of America Finance LLC
1.650% due 05/22/2018	11,905	11,889
2.374% (US0003M + 0.470%) due 05/22/2018 ~	33,300	33,291
Vulcan Materials Co.
2.725% (US0003M + 0.600%) due 06/15/2020 ~	2,000	1,998
Xerox Corp.
2.750% due 03/15/2019	1,500	1,497
Zimmer Biomet Holdings, Inc.
2.000% due 04/01/2018	24,680	24,680

		1,625,254

UTILITIES 4.5%
AT&T, Inc.
2.372% (US0003M + 0.650%) due 01/15/2020 ~	12,500	12,549
2.672% (US0003M + 0.950%) due 07/15/2021 ~	17,200	17,390
2.723% (US0003M + 0.890%) due 02/14/2023 ~	33,485	33,973
5.800% due 02/15/2019	4,000	4,102
Cleveland Electric Illuminating Co.
8.875% due 11/15/2018	1,770	1,835
CNOOC Finance Ltd.
1.750% due 05/09/2018	41,605	41,583
Duke Energy Corp.
5.050% due 09/15/2019	1,100	1,131
E.ON International Finance BV
5.800% due 04/30/2018	43,859	43,959
Electricite de France S.A.
6.500% due 01/26/2019	2,600	2,673
Israel Electric Corp. Ltd.
5.625% due 06/21/2018	13,500	13,569
7.250% due 01/15/2019	1,500	1,547
7.700% due 07/15/2018	3,000	3,001
9.375% due 01/28/2020	5,000	5,516
Jersey Central Power & Light Co.
4.800% due 06/15/2018	4,000	4,015
Korea Midland Power Co. Ltd.
2.750% due 02/11/2019	3,500	3,493
Korea Western Power Co. Ltd.
2.875% due 10/10/2018	7,000	6,993
KT Corp.
2.625% due 04/22/2019	11,014	10,959
Mississippi Power Co.
2.942% due 03/27/2020 ~	3,600	3,602
Nevada Power Co.
6.500% due 08/01/2018	5,191	5,259
PacifiCorp
5.500% due 01/15/2019	2,000	2,043
Sempra Energy
2.209% due 01/15/2021 ~	3,500	3,502
2.575% due 03/15/2021 ~	10,000	10,033
Sinopec Capital Ltd.
1.875% due 04/24/2018	30,882	30,866
Sinopec Group Overseas Development Ltd.
1.750% due 09/29/2019	6,350	6,231
2.125% due 05/03/2019	1,611	1,596
2.500% due 10/17/2018	3,116	3,111
2.628% (US0003M + 0.920%) due 04/10/2019 ~	23,669	23,766
2.750% due 04/10/2019	10,850	10,820
State Grid Overseas Investment Ltd.
2.750% due 05/07/2019	19,400	19,364
TECO Finance, Inc.
2.308% (US0003M + 0.600%) due 04/10/2018 ~	21,719	21,720

Verizon Communications, Inc.
3.145% (US0003M + 1.000%) due 03/16/2022 ~	33,300	33,955

		384,156

Total Corporate Bonds & Notes (Cost $4,673,450)		4,685,059

MUNICIPAL BONDS & NOTES 0.4%
ARKANSAS 0.0%
Arkansas Student Loan Authority Revenue Bonds, Series 2010
2.844% (US0003M + 0.900%) due 11/25/2043 ~	683	686

CALIFORNIA 0.3%
California State General Obligation Bonds, Series 2017
2.450% due 04/01/2047 ~	27,950	28,166

SOUTH CAROLINA 0.0%
South Carolina Student Loan Corp. Revenue Bonds, Series 2005
2.146% due 12/01/2023 ~	1,227	1,222

TEXAS 0.0%
Texas State General Obligation Notes, Series 2013
2.064% due 06/01/2018 ~	400	400
Texas State General Obligation Notes, Series 2014
2.064% due 06/01/2019 ~	1,490	1,491

		1,891

WASHINGTON 0.1%
Washington Health Care Facilities Authority Revenue Bonds, Series 2017
2.358% due 01/01/2042 ~	7,350	7,398

Total Municipal Bonds & Notes (Cost $39,097)		39,363

U.S. GOVERNMENT AGENCIES 4.1%
Fannie Mae
1.875% (LIBOR01M + 0.300%) due 03/25/2044 ~	1,781	1,767
1.895% (LIBOR01M + 0.320%) due 08/25/2044 ~	10,619	10,609
1.925% (LIBOR01M + 0.350%) due 12/25/2044 ~	21,879	21,888
1.975% (LIBOR01M + 0.400%) due 07/25/2044 ~	8,187	8,181
2.025% (LIBOR01M + 0.450%) due 07/25/2046 ~	24,597	24,570
2.122% (LIBOR01M + 0.250%) due 05/25/2037 ~	52	52
2.172% (LIBOR01M + 0.300%) due 01/25/2037 ~	816	821
2.202% (LIBOR01M + 0.330%) due 02/25/2037 ~	111	111
2.208% (LIBOR01M + 0.400%) due 04/18/2028 - 09/18/2031 ~	1,407	1,415
2.222% (LIBOR01M + 0.350%) due 11/25/2036 ~	154	155
2.272% (LIBOR01M + 0.400%) due 06/25/2026 ~	282	282
2.282% (LIBOR01M + 0.410%) due 09/25/2035 ~	645	647
2.292% (LIBOR01M + 0.420%) due 03/25/2037 ~	473	475
2.308% (LIBOR01M + 0.720%) due 04/25/2023 ~	3,729	3,753
2.308% (LIBOR01M + 0.500%) due 05/18/2032 ~	244	246
2.322% (LIBOR01M + 0.450%) due 02/25/2038 - 06/25/2042 ~	1,292	1,297
2.358% (LIBOR01M + 0.550%) due 03/18/2032 ~	184	187
2.372% (LIBOR01M + 0.500%) due 06/25/2031 ~	139	139
2.422% (LIBOR01M + 0.550%) due 09/25/2041 ~	1,746	1,763
2.552% (LIBOR01M + 0.680%) due 12/25/2037 - 02/25/2041 ~	1,534	1,560
2.572% (LIBOR01M + 0.700%) due 05/25/2037 ~	141	142
2.622% (LIBOR01M + 0.750%) due 03/25/2037 - 02/25/2040 ~	214	220
2.652% (LIBOR01M + 0.780%) due 02/25/2038 ~	1,212	1,230
2.722% (LIBOR01M + 0.850%) due 07/25/2038 ~	126	129
2.772% (LIBOR01M + 0.900%) due 03/25/2032 ~	45	46
3.323% (H15T1Y + 2.239%) due 01/01/2036 ~	6,327	6,696
3.528% (US0012M + 1.731%) due 05/01/2038 ~	865	911
FDIC Structured Sale Guaranteed Notes
2.073% (LIBOR01M + 0.500%) due 11/29/2037 ~	259	259
Freddie Mac
1.895% due 05/15/2038 ~	7,984	7,974
1.905% (LIBOR01M + 0.330%) due 05/15/2041 ~	7,848	7,844
1.925% (LIBOR01M + 0.350%) due 03/15/2037 - 10/15/2038 ~	52,272	52,155
1.970% due 11/25/2024 ~	10,734	10,782
1.975% (LIBOR01M + 0.400%) due 12/15/2042 - 11/15/2044 ~	18,625	18,587
2.025% (LIBOR01M + 0.450%) due 12/15/2037 ~	5,257	5,267
2.027% (LIBOR01M + 0.250%) due 11/15/2036 - 01/15/2040 ~	60	60
2.097% (LIBOR01M + 0.320%) due 02/15/2037 ~	1,565	1,564
2.197% (LIBOR01M + 0.420%) due 04/15/2041 ~	391	390
2.277% (LIBOR01M + 0.500%) due 07/15/2039 ~	98	99
3.364% (H15T1Y + 2.243%) due 09/01/2037 ~	4,900	5,167
Ginnie Mae
1.775% (US0001M + 0.200%) due 06/20/2066 ~	28,708	28,695
1.945% (US0001M + 0.370%) due 06/20/2061 - 10/20/2066 ~	3,697	3,701
1.975% (US0001M + 0.400%) due 10/20/2062 ~	7,328	7,326

2.045% (US0001M + 0.470%) due 06/20/2067 ~	2,164	2,169
2.075% (US0001M + 0.500%) due 03/20/2061 - 04/20/2064 ~	6,804	6,820
2.075% (LIBOR01M + 0.500%) due 07/20/2067 ~	4,812	4,826
2.125% (US0001M + 0.550%) due 04/20/2062 ~	4,956	4,974
2.175% (US0001M + 0.600%) due 10/20/2065 ~	6,340	6,375
2.240% (H15T1Y + 0.450%) due 05/20/2063 ~	1,257	1,261
2.275% (US0001M + 0.700%) due 02/20/2062 ~	6,797	6,850
2.325% (US0001M + 0.750%) due 12/20/2065 - 08/20/2066 ~	14,391	14,550
2.355% (US0001M + 0.780%) due 09/20/2066 ~	2,434	2,463
2.375% (US0001M + 0.800%) due 05/20/2066 - 07/20/2066 ~	14,329	14,516
2.405% (US0001M + 0.830%) due 08/20/2066 ~	1,422	1,443
2.480% (US0012M + 0.750%) due 06/20/2067 ~	8,455	8,732
2.495% (US0001M + 0.920%) due 07/20/2065 ~	6,517	6,628
2.550% (US0012M + 0.750%) due 04/20/2067 ~	2,442	2,521
2.575% (US0001M + 1.000%) due 01/20/2066 ~	6,680	6,828
2.625% (US0001M + 1.050%) due 02/20/2066 ~	16,610	16,991
6.000% due 12/15/2033	26	30
6.500% due 11/15/2033 - 09/15/2034	26	28
7.000% due 01/15/2024 - 07/15/2032	121	122
7.500% due 07/15/2024 - 06/15/2028	115	119
10.000% due 07/20/2018 - 04/15/2025	4	3
NCUA Guaranteed Notes
1.929% (LIBOR01M + 0.350%) due 12/07/2020 ~	676	678
2.181% (LIBOR01M + 0.560%) due 12/08/2020 ~	2,191	2,204

Total U.S. Government Agencies (Cost $349,037)		350,293

U.S. TREASURY OBLIGATIONS 14.9%
U.S. Treasury Notes
1.250% due 08/31/2019 (b)	412,000	406,472
1.500% due 10/31/2019	324,000	320,215
1.625% due 04/30/2019 (b)	552,700	549,625

Total U.S. Treasury Obligations (Cost $1,280,090)		1,276,312

NON-AGENCY MORTGAGE-BACKED SECURITIES 3.3%
American Home Mortgage Investment Trust
2.452% (US0001M + 0.580%) due 02/25/2045 ~	31	31
AREIT Trust
2.350% due 02/15/2035 ~	13,700	13,742
BAMLL Commercial Mortgage Securities Trust
2.988% (LIBOR01M + 1.400%) due 12/15/2031 ~	9,588	9,612
Banc of America Mortgage Trust
3.921% due 03/25/2034 ~	170	172
Bear Stearns Adjustable Rate Mortgage Trust
3.369% due 08/25/2033 ~	1,064	1,054
BSPRT Issuer Ltd.
2.597% due 10/15/2034 ~	3,100	3,109
BX Trust
2.697% (LIBOR01M + 0.920%) due 07/15/2034 ~	20,000	20,069
Citigroup Commercial Mortgage Trust
2.627% due 07/15/2032 ~	5,000	5,005
3.057% (LIBOR01M + 1.280%) due 07/15/2027 ~	4,100	4,103
Credit Suisse Mortgage Capital Trust
2.527% (LIBOR01M + 0.750%) due 07/15/2032 ~	13,000	13,016
Fort Cre LLC
3.361% (LIBOR01M + 1.500%) due 05/21/2036 ~	588	588
Freddie Mac
1.925% due 08/15/2042 ~	16,611	16,603
Gosforth Funding PLC
2.648% due 12/19/2059 ~	12,889	12,907
Great Wolf Trust
2.777% due 09/15/2034 ~	5,000	5,010
GS Mortgage Securities Corp. Trust
2.477% (LIBOR01M + 0.700%) due 07/15/2032 ~	16,300	16,332
GS Mortgage Securities Trust
3.648% due 01/10/2047	10,000	10,191
IMT Mortgage Trust
2.477% (LIBOR01M + 0.700%) due 06/15/2034 ~	3,000	3,002
JPMorgan Chase Commercial Mortgage Securities Corp.
2.577% (LIBOR01M + 0.800%) due 06/15/2032 ~	16,000	16,044
Ladder Capital Commercial Mortgage Mortgage Trust
2.666% due 09/15/2034 ~	5,000	5,008
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates
2.477% (US0001M + 0.700%) due 11/15/2031 ~	1,121	1,123
Morgan Stanley Capital, Inc.
2.627% due 11/15/2034 ~	5,000	5,014
Motel 6 Trust
2.697% due 08/15/2034 ~	45,234	45,444
PFP Ltd.
2.657% due 07/14/2035 ~	14,773	14,822
2.827% (LIBOR01M + 1.050%) due 01/14/2035 ~	2,952	2,955
RBSSP Resecuritization Trust
2.121% (US0001M + 0.500%) due 10/26/2036 ~	106	106

Resource Capital Corp. Ltd.
2.586% (LIBOR01M + 0.800%) due 07/15/2034 ~	14,225	14,233
Rosslyn Portfolio Trust
2.538% (LIBOR01M + 0.950%) due 06/15/2033 ~	4,500	4,516
Stonemont Portfolio Trust
2.672% due 08/20/2030 ~	13,000	13,034
UBS-Barclays Commercial Mortgage Trust
2.530% (LIBOR01M + 0.790%) due 04/10/2046 ~	14,981	15,249
VMC Finance LLC
2.597% due 04/15/2035 ~	3,700	3,734
Wells Fargo Commercial Mortgage Trust
2.600% due 12/13/2031 ~	5,400	5,417
2.836% (LIBOR01M + 1.050%) due 07/15/2046 ~	5,700	5,783

Total Non-Agency Mortgage-Backed Securities (Cost $286,187)		287,028

ASSET-BACKED SECURITIES 12.1%
Allegro CLO Ltd.
2.987% (US0003M + 1.220%) due 01/30/2026 ~	10,000	10,000
Atrium CDO Corp.
2.672% (US0003M + 0.950%) due 07/16/2025 ~	7,011	7,011
Bayview Opportunity Master Fund Trust
3.105% due 08/28/2032	2,072	2,054
BlueMountain CLO Ltd.
2.650% (US0003M + 0.890%) due 10/29/2025 ~	4,277	4,277
Canadian Pacer Auto Receivables Trust
2.008% due 12/19/2019 ~	9,680	9,683
Carlyle Global Market Strategies CLO Ltd.
2.910% (US0003M + 1.150%) due 07/27/2026 ~	1,500	1,501
3.210% (US0003M + 1.450%) due 07/27/2026 ~	30,000	30,028
Cent CLO Ltd.
2.845% (US0003M + 1.100%) due 01/25/2026 ~	10,800	10,808
CIFC Funding Ltd.
2.761% (US0003M + 1.020%) due 10/24/2025 ~	13,748	13,748
Citibank Credit Card Issuance Trust
2.474% (LIBOR01M + 0.620%) due 04/22/2026 ~	6,000	6,049
Commonbond Student Loan Trust
2.722% (US0001M + 0.850%) due 05/25/2041 ~	1,850	1,866
CVP Cascade CLO Ltd.
2.872% (US0003M + 1.150%) due 01/16/2026 ~	17,300	17,316
Denali Capital CLO Ltd.
2.802% due 10/26/2027 ~	15,180	15,218
Drug Royalty LP
4.572% (US0003M + 2.850%) due 07/15/2023 ~	1,085	1,094
Dryden Senior Loan Fund
2.620% due 10/15/2027 ~	15,200	15,225
Edsouth Indenture LLC
2.602% (US0001M + 0.730%) due 04/25/2039 ~	1,609	1,610
3.022% (US0001M + 1.150%) due 09/25/2040 ~	398	400
Emerson Park CLO Ltd.
2.702% (US0003M + 0.980%) due 07/15/2025 ~	7,984	7,988
Evergreen Credit Card Trust
2.037% due 10/15/2021 ~	18,000	18,023
2.277% (LIBOR01M + 0.500%) due 11/16/2020 ~	15,600	15,641
2.497% (LIBOR01M + 0.720%) due 04/15/2020 ~	22,000	22,007
Flagship Credit Auto Trust
1.470% due 03/16/2020	1,171	1,169
Gallatin CLO Ltd.
2.772% due 07/15/2027 ~	7,600	7,620
GM Financial Consumer Automobile
1.510% due 03/16/2020	1,181	1,177
GM Financial Consumer Automobile Receivables Trust
2.080% due 01/19/2021	16,200	16,148
GoldenTree Loan Opportunities Ltd.
2.895% (US0003M + 1.150%) due 04/25/2025 ~	5,116	5,119
Halcyon Loan Advisors Funding Ltd.
2.665% due 04/20/2027 ~	5,000	4,977
3.339% (US0003M + 1.500%) due 08/15/2023 ~	2,689	2,692
Invitation Homes Trust
3.050% (LIBOR01M + 1.300%) due 08/17/2032 ~	12,266	12,284
KVK CLO Ltd.
2.872% (US0003M + 1.150%) due 01/15/2026 ~	10,000	10,004
Madison Park Funding Ltd.
2.849% (US0003M + 1.110%) due 01/19/2025 ~	20,900	20,921
Master Credit Card Trust
2.331% due 07/22/2024 ~	12,000	12,011
Mercedes-Benz Auto Lease Trust
2.200% due 04/15/2020	7,800	7,779
Navient Student Loan Trust
2.472% (US0001M + 0.600%) due 06/25/2065 ~	909	910
2.472% (US0001M + 0.600%) due 07/26/2066 ~	11,500	11,577
2.622% (US0001M + 0.750%) due 07/26/2066 ~	3,500	3,531
2.672% due 07/26/2066 ~	11,332	11,422
2.922% (US0001M + 1.050%) due 12/27/2066 ~	26,317	26,704
3.122% (US0001M + 1.250%) due 06/25/2065 ~	14,562	14,941

Nelnet Student Loan Trust
1.778% (US0003M + 0.120%) due 12/24/2035 ~	5,831	5,749
2.030% (US0003M + 0.110%) due 08/23/2027 ~	6,705	6,690
2.221% (US0001M + 0.600%) due 03/25/2030 ~	5,628	5,655
2.421% (US0001M + 0.800%) due 09/25/2065 ~	25,965	26,262
2.722% due 02/25/2066 ~	15,835	15,963
2.744% (US0003M + 0.800%) due 11/25/2048 ~	2,138	2,163
NewMark Capital Funding CLO Ltd.
2.555% (US0003M + 1.220%) due 06/30/2026 ~	8,800	8,803
Nissan Auto Lease Trust
1.640% due 09/16/2019	6,122	6,093
Northstar Education Finance, Inc.
2.572% (US0001M + 0.700%) due 12/26/2031 ~	1,633	1,635
Oak Hill Credit Partners Ltd.
2.875% (US0003M + 1.130%) due 07/20/2026 ~	30,000	30,041
Octagon Investment Partners Ltd.
2.851% (US0003M + 1.120%) due 07/17/2025 ~	6,794	6,802
OFSI Fund Ltd.
2.381% due 03/20/2025 ~	19,200	19,210
OneMain Financial Issuance Trust
2.370% due 09/14/2032	13,600	13,377
Palmer Square Loan Funding Ltd.
2.822% due 04/15/2026 ~	58,000	58,000
Panhandle-Plains Higher Education Authority, Inc.
2.825% (US0003M + 1.130%) due 10/01/2035 ~	916	923
Penarth Master Issuer PLC
2.206% due 03/18/2022 ~	17,000	17,010
PHEAA Student Loan Trust
2.822% (US0001M + 0.950%) due 11/25/2065 ~	11,966	12,008
Prestige Auto Receivables Trust
1.460% due 07/15/2020	1,575	1,570
Progress Residential Trust
3.208% (LIBOR01M + 1.400%) due 01/17/2034 ~	4,995	5,034
3.308% (LIBOR01M + 1.500%) due 09/17/2033 ~	9,899	9,973
SBA Tower Trust
2.898% due 10/15/2044	2,000	1,991
Securitized Term Auto Receivables Trust
2.072% due 01/27/2020 ~	15,000	15,002
Shackleton CLO Ltd.
2.842% (US0003M + 1.120%) due 01/13/2025 ~	3,300	3,303
SLC Student Loan Trust
1.999% (US0003M + 0.160%) due 05/15/2023 ~	7,122	7,118
2.225% (US0003M + 0.100%) due 09/15/2026 ~	857	855
2.235% (US0003M + 0.110%) due 03/15/2027 ~	4,060	4,057
2.245% (US0003M + 0.120%) due 06/15/2029 ~	16,690	16,619
SLM Private Education Loan Trust
1.850% due 06/17/2030	2,415	2,398
2.877% (US0001M + 1.100%) due 06/17/2030 ~	3,658	3,679
4.027% (US0001M + 2.250%) due 06/16/2042 ~	6,500	6,745
4.277% (US0001M + 2.500%) due 01/15/2043 ~	11,210	11,566
SLM Student Loan Trust
1.825% (US0003M + 0.080%) due 01/25/2024 ~	9,412	9,413
1.855% (US0003M + 0.110%) due 01/27/2025 ~	5,201	5,196
1.855% (US0003M + 0.110%) due 10/27/2025 ~	3,344	3,342
1.855% (US0003M + 0.110%) due 07/27/2026 ~	314	314
1.865% (US0003M + 0.120%) due 01/25/2027 ~	1,574	1,570
1.885% (US0003M + 0.140%) due 10/25/2028 ~	3,500	3,486
1.915% (US0003M + 0.170%) due 07/25/2023 ~	2,482	2,482
2.245% (US0003M + 0.500%) due 04/25/2024 ~	10,872	10,897
2.291% (US0003M + 0.550%) due 10/26/2026 ~	5,592	5,601
2.295% (US0003M + 0.550%) due 01/25/2028 ~	10,797	10,842
2.522% (US0001M + 0.650%) due 12/27/2038 ~	3,831	3,855
2.572% (US0001M + 0.700%) due 01/25/2029 ~	4,202	4,198
2.595% (LIBOR03M + 0.550%) due 12/15/2027 ~	15,118	15,127
2.895% (US0003M + 1.150%) due 04/25/2019 ~	3,440	3,446
3.245% (US0003M + 1.500%) due 04/25/2023 ~	642	656
SMB Private Education Loan Trust
1.930% due 03/16/2026 «~	18,200	18,200
2.677% (US0001M + 0.900%) due 09/15/2034 ~	19,000	19,261
2.877% (US0001M + 1.100%) due 09/15/2034 ~	10,000	10,178
SoFi Consumer Loan Program LLC
2.200% due 11/25/2026	7,175	7,140
2.500% due 05/26/2026	8,522	8,426
2.770% due 05/25/2026	7,786	7,735
SoFi Professional Loan Program LLC
1.750% due 07/25/2040	11,477	11,382
1.830% due 05/25/2040	4,330	4,308
2.222% due 02/25/2042 ~	4,730	4,736
2.472% (US0001M + 0.600%) due 07/25/2040 ~	2,586	2,594
2.722% (US0001M + 0.850%) due 07/25/2039 ~	9,548	9,639
2.972% (US0001M + 1.100%) due 10/27/2036 ~	3,094	3,132
3.172% (US0001M + 1.300%) due 02/25/2040 ~	3,128	3,150

SoFi Professional Loan Program Trust
2.640% due 08/25/2047	11,300	11,275
Sound Point CLO Ltd.
2.712% (US0003M + 0.990%) due 07/15/2025 ~	8,816	8,823
2.845% (US0003M + 1.100%) due 01/21/2026 ~	6,588	6,592
Staniford Street CLO Ltd.
3.305% (US0003M + 1.180%) due 06/15/2025 ~	13,100	13,116
Starwood Waypoint Homes Trust
2.727% due 01/17/2035 ~	9,964	10,029
Structured Asset Investment Loan Trust
2.872% (US0001M + 1.000%) due 11/25/2033 ~	1,362	1,315
Symphony CLO LP
2.804% (US0003M + 1.100%) due 01/09/2023 ~	2,213	2,215
THL Credit Wind River CLO Ltd.
3.172% (US0003M + 1.450%) due 01/15/2026 ~	5,200	5,229
Towd Point Mortgage Trust
2.472% due 02/25/2057 ~	6,678	6,718
Trillium Credit Card Trust
1.961% due 02/27/2023 ~	15,000	15,003
Utah State Board of Regents
2.622% (US0001M + 0.750%) due 09/25/2056 ~	15,151	15,159
2.622% (US0001M + 0.750%) due 01/25/2057 ~	9,508	9,508
VOLT LLC
3.375% due 05/28/2047	17,934	17,949
Voya CLO Ltd.
2.465% due 07/25/2026 ~	9,200	9,206
WhiteHorse Ltd.
2.891% (US0003M + 1.160%) due 07/17/2026 ~	1,300	1,301
2.978% (US0003M + 1.200%) due 02/03/2025 ~	3,784	3,785

Total Asset-Backed Securities (Cost $1,034,023)		1,036,356

SOVEREIGN ISSUES 7.1%
Agence Francaise de Developpement
1.955% (US0003M + 0.250%) due 07/11/2019 ~	14,400	14,429
Caisse des Depots et Consignations
2.157% (US0003M + 0.100%) due 09/09/2019 ~	20,200	20,185
Development Bank of Japan, Inc.
1.875% due 10/03/2018	27,000	26,931
2.000% (US0003M + 0.240%) due 01/28/2020 ~	27,800	27,751
2.235% (US0003M + 0.530%) due 07/11/2018 ~	8,000	8,021
2.303% (US0003M + 0.510%) due 11/07/2018 ~	5,000	5,002
2.314% (US0003M + 0.570%) due 04/23/2021 ~	6,000	6,041
2.422% (US0003M + 0.700%) due 04/16/2019 ~	2,000	2,008
Export-Import Bank of India
2.892% due 08/21/2022 ~	22,000	21,975
3.875% due 10/02/2019	7,100	7,182
Japan Bank for International Cooperation
1.750% due 07/31/2018	50,000	49,931
2.125% due 02/07/2019	6,000	5,986
2.135% (US0003M + 0.390%) due 07/21/2020 ~	64,800	65,021
2.180% (US0003M + 0.360%) due 11/13/2018 ~	27,750	27,782
2.486% (US0003M + 0.480%) due 06/01/2020 ~	15,700	15,786
2.514% (US0003M + 0.570%) due 02/24/2020 ~	34,900	35,148
Japan Finance Organization for Municipalities
2.000% due 09/08/2020	46,586	45,625
2.125% due 03/06/2019	53,300	53,080
2.500% due 09/12/2018	30,000	30,037
Japan International Cooperation Agency
1.875% due 11/13/2019	11,700	11,540
Korea Expressway Corp.
2.445% (US0003M + 0.700%) due 04/20/2020 ~	3,000	3,002
Korea Gas Corp.
2.875% due 07/29/2018	2,000	1,999
Korea National Oil Corp.
2.750% due 01/23/2019	5,500	5,481
Korea Resources Corp.
2.125% due 05/02/2018	31,700	31,676
Tokyo Metropolitan Government
1.625% due 06/06/2018	45,500	45,438
2.125% due 05/20/2019	43,900	43,650

Total Sovereign Issues (Cost $611,468)		610,707

SHORT-TERM INSTRUMENTS 9.2%
CERTIFICATES OF DEPOSIT 1.6%
Barclays Bank PLC
1.940% due 09/04/2018	9,400	9,379
2.355% due 05/17/2018	8,400	8,405

First Republic Bank
2.400% due 04/17/2018	124,500	124,493

		142,277

COMMERCIAL PAPER 7.1%
AXA Financial, Inc.
2.540% due 04/16/2018	124,400	124,271
Bank of Nova Scotia
2.223% due 06/14/2018	80,000	79,639
Canadian Natural Resources Ltd.
2.437% due 04/02/2018	6,900	6,898
2.438% due 04/04/2018	13,400	13,395
Dominion Resources, Inc.
2.245% due 04/16/2018	16,000	15,983
2.397% due 04/18/2018	22,200	22,174
Energy Transfer Partners LP
2.738% due 04/02/2018	7,900	7,898
2.947% due 04/27/2018	3,200	3,194
ENI Finance USA, Inc.
2.048% due 05/07/2018	5,000	4,988
Entergy Corp.
2.104% due 04/10/2018	5,000	4,996
2.282% due 04/02/2018	13,300	13,297
Ford Motor Credit Co.
2.017% due 06/01/2018	4,000	3,984
2.067% due 10/04/2018	40,400	39,858
Marriott International
2.443% due 05/07/2018	6,300	6,284
Mondelez International, Inc.
2.112% due 04/05/2018	20,400	20,392
2.563% due 05/04/2018	42,000	41,904
Sempra Energy Holdings
2.649% due 05/21/2018	28,800	28,701
Spectra Energy Partners LP
2.437% due 04/09/2018	25,000	24,984
Spire, Inc.
1.984% due 04/03/2018	5,600	5,598
2.135% due 04/04/2018	15,000	14,995
2.234% due 04/03/2018	18,100	18,095
UDR, Inc.
2.163% due 04/04/2018	27,400	27,391
Viacom, Inc.
2.988% due 06/15/2018	31,300	31,134
WEC Energy Group, Inc.
2.234% due 04/03/2018	15,100	15,096
2.234% due 04/04/2018	18,100	18,094
2.436% due 04/04/2018	16,400	16,394

		609,637

REPURCHASE AGREEMENTS (a) 0.3%		22,000

SHORT-TERM NOTES 0.2%
Harris Corp.
2.431% due 02/27/2019 ~	8,500	8,503
Pepper Residential Securities Trust
2.443% due 03/16/2019 ~	6,500	6,502

		15,005

Total Short-Term Instruments (Cost $789,116)		788,919

Total Investments in Securities (Cost $9,062,468)		9,074,037

Total Investments 105.7% (Cost $9,062,468)		$9,074,037
Other Assets and Liabilities, net (5.7)%		(489,428)

Net Assets 100.0%		$8,584,609

Notes to Schedule of Investments:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

«	Security valued using significant unobservable inputs (Level 3).

~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

Borrowings and Other Financing Transactions

(a)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
TDM	1.910%	03/29/2018	04/02/2018	$22,000	U.S. Treasury Bonds 2.500% due 05/15/2046	$(22,780)	$22,000	$22,005

Total Repurchase Agreements						$(22,780)	$22,000	$22,005

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (2)	Settlement Date	Maturity Date	Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
BOS	1.900%	03/29/2018	04/02/2018	$(200,250)	$(200,292)

Total Reverse Repurchase Agreements					$(200,292)

Sale-Buyback Transactions:

Counterparty	Borrowing Rate (2)	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Sale-Buyback Transactions
GSC	1.970%	03/28/2018	04/02/2018	$(406,967)	$(406,967)
UBS	1.600	03/23/2018	04/02/2018	(25,039)	(25,039)

Total Sale-Buyback Transactions					$(432,006)

(b)	Securities with an aggregate market value of $431,333 have been pledged as collateral under the terms of master agreements as of March 31, 2018.

(1)	Includes accrued interest.
(2)	The average amount of borrowings outstanding during the period ended March 31, 2018 was $(233,793) at a weighted average interest rate of 1.491%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2018 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2018
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$2,675,649	$0	$2,675,649
Industrials	0	1,625,254	0	1,625,254
Utilities	0	384,156	0	384,156
Municipal Bonds & Notes
Arkansas	0	686	0	686
California	0	28,166	0	28,166
South Carolina	0	1,222	0	1,222
Texas	0	1,891	0	1,891
Washington	0	7,398	0	7,398
U.S. Government Agencies	0	350,293	0	350,293
U.S. Treasury Obligations	0	1,276,312	0	1,276,312
Non-Agency Mortgage-Backed Securities	0	287,028	0	287,028
Asset-Backed Securities	0	1,018,156	18,200	1,036,356
Sovereign Issues	0	610,707	0	610,707
Short-Term Instruments
Certificates of Deposit	0	142,277	0	142,277
Commercial Paper	0	609,637	0	609,637
Repurchase Agreements	0	22,000	0	22,000
Short-Term Notes	0	15,005	0	15,005

Total Investments	$0	$9,055,837	$18,200	$9,074,037

There were no significant transfers among Levels 1, 2, or 3 during the period ended March 31, 2018.

See Accompanying Notes

Schedule of Investments

PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund

March 31, 2018 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 99.5% ¤
MUNICIPAL BONDS & NOTES 97.9%
ARIZONA 2.5%
Arizona Water Infrastructure Finance Authority Revenue Bonds, Series 2014
5.000% due 10/01/2026	$1,250	$1,454
Arizona Water Infrastructure Finance Authority Revenue Notes, Series 2009
4.250% due 10/01/2019	730	758
Phoenix Civic Improvement Corp., Arizona Revenue Bonds, Series 2014
5.000% due 07/01/2027	2,500	2,879
Phoenix Civic Improvement Corp., Arizona Revenue Bonds, Series 2017
3.125% due 07/01/2034	425	414
Salt River Project Agricultural Improvement & Power District, Arizona Revenue Bonds, Series 2016
5.000% due 01/01/2028	1,000	1,199

		6,704

ARKANSAS 0.1%
University of Arkansas Revenue Bonds, Series 2012
5.000% due 05/01/2026	320	355

CALIFORNIA 4.7%
Bay Area Toll Authority, California Revenue Bonds, Series 2007
2.280% due 04/01/2047 ~	1,000	1,006
California Health Facilities Financing Authority Revenue Bonds, Series 2009
6.000% due 07/01/2039	1,000	1,054
California State Department of Water Resources Power Supply Revenue Notes, Series 2010
5.000% due 05/01/2018	500	501
California State General Obligation Bonds, Series 2009
5.000% due 07/01/2020	500	522
California State General Obligation Notes, Series 2009
5.000% due 07/01/2018	500	504
California State General Obligation Notes, Series 2010
5.000% due 11/01/2019	500	527
California State General Obligation Notes, Series 2013
5.000% due 09/01/2021	3,000	3,320
Los Angeles, California Wastewater System Revenue Bonds, Series 2015
5.000% due 06/01/2029	1,350	1,586
Orange County, California Airport Revenue Notes, Series 2009
4.000% due 07/01/2018	500	503
Regents of the University of California Medical Center Pooled Revenue Notes, Series 2010
5.000% due 05/15/2018	500	502
Sacramento Municipal Utility District, California Revenue Bonds, Series 2013
5.000% due 08/15/2029	1,000	1,133
Southern California Public Power Authority Revenue Bonds, Series 2007
5.250% due 11/01/2020	575	622
University of California Revenue Bonds, Series 2009
5.000% due 05/15/2020	1,000	1,038

		12,818

COLORADO 2.0%
Board of Governors of Colorado State University System Revenue Bonds, Series 2015
5.000% due 03/01/2028	1,580	1,852
Denver, Colorado City & County School District No. 1, General Obligation Bonds, Series 2017
5.000% due 12/01/2028	3,000	3,568

		5,420

CONNECTICUT 3.7%
Bridgeport, Connecticut General Obligation Notes, Series 2017
5.000% due 08/15/2023	1,635	1,782
5.000% due 08/15/2027	3,000	3,354
Connecticut Special Tax State Revenue Bonds, Series 2018
5.000% due 01/01/2030	3,000	3,452
Connecticut State Health & Educational Facilities Authority Revenue Bonds, Series 2018
5.000% due 07/01/2029 (a)	1,200	1,410

		9,998

DISTRICT OF COLUMBIA 1.2%
District of Columbia Revenue Bonds, Series 2010
5.000% due 12/01/2024	1,000	1,066
District of Columbia Revenue Bonds, Series 2015
5.000% due 07/15/2028	2,000	2,309

		3,375

FLORIDA 3.8%
Broward County, Florida Airport System Revenue Bonds, Series 2012
5.000% due 10/01/2023	1,000	1,116
Citizens Property Insurance Corp., Florida Revenue Notes, Series 2011
5.000% due 06/01/2019	1,000	1,037
Jacksonville, Florida Revenue Notes, Series 2012
5.000% due 10/01/2021	1,000	1,102
JEA Water & Sewer System, Florida Revenue Bonds, Series 2012
5.000% due 10/01/2025	1,500	1,636
Palm Beach County, Florida Revenue Bonds, Series 2012
5.000% due 06/01/2023	1,300	1,453
Palm Beach County, Florida School District Certificates of Participation Bonds, Series 2018
5.000% due 08/01/2029	2,500	2,998
Tampa, Florida Revenue Bonds, Series 2016
5.000% due 11/15/2028	350	405
West Palm Beach, Florida Utility System Revenue Bonds, Series 2017
5.000% due 10/01/2028	545	653

		10,400

GEORGIA 3.1%
Atlanta Department of Aviation, Georgia Revenue Bonds, Series 2012
5.000% due 01/01/2025	500	553
Burke County, Georgia Development Authority Revenue Bonds, Series 2017
3.250% due 11/01/2045	3,750	3,709
Cobb County, Georgia Kennestone Hospital Authority Revenue Bonds, Series 2017
5.000% due 04/01/2028	600	695
Cobb County, Georgia Kennestone Hospital Authority Revenue Notes, Series 2017
5.000% due 04/01/2026	650	754
5.000% due 04/01/2027	400	467
Griffin-Spalding County, Georgia Hospital Authority Revenue Notes, Series 2017
5.000% due 04/01/2026	400	464
LaGrange-Troup County, Georgia Hospital Authority Revenue Bonds, Series 2017
5.000% due 04/01/2028	700	811
LaGrange-Troup County, Georgia Hospital Authority Revenue Notes, Series 2017
5.000% due 04/01/2026	500	580
5.000% due 04/01/2027	200	233
Municipal Electric Authority of Georgia Revenue Notes, Series 2011
5.000% due 01/01/2020	250	262

		8,528

GUAM 0.3%
Guam Government Waterworks Authority Revenue Notes, Series 2014
5.000% due 07/01/2023	770	845

HAWAII 0.9%
Honolulu, Hawaii City & County General Obligation Bonds, Series 2015
5.000% due 10/01/2030	2,000	2,312

ILLINOIS 7.9%
Chicago Midway International Airport, Illinois Revenue Bonds, Series 2014
5.000% due 01/01/2035	6,500	7,181
Chicago, Illinois General Obligation Bonds, Series 2015
5.250% due 01/01/2027	4,000	4,290
Chicago, Illinois General Obligation Notes, Series 2015
5.000% due 01/01/2026	2,000	2,129
Chicago, Illinois Waterworks Revenue Notes, Series 2012
5.000% due 11/01/2020	1,000	1,068
Illinois State General Obligation Bonds, Series 2012
4.000% due 01/01/2024	4,000	4,010
Railsplitter Tobacco Settlement Authority, Illinois Revenue Notes, Series 2010
5.125% due 06/01/2019	500	519
Railsplitter Tobacco Settlement Authority, Illinois Revenue Notes, Series 2017
5.000% due 06/01/2023	1,100	1,228
5.000% due 06/01/2025	1,000	1,143

		21,568

INDIANA 0.4%
Indiana University Revenue Notes, Series 2012
5.000% due 06/01/2021	1,000	1,098

KENTUCKY 1.2%
Kentucky Public Energy Authority Revenue Bonds, Series 2018
4.000% due 04/01/2048	3,000	3,197

LOUISIANA 1.1%
Louisiana Public Facilities Authority Revenue Bonds, Series 2016
3.375% due 09/01/2028	2,000	2,020
Louisiana Public Facilities Authority Revenue Bonds, Series 2017
5.000% due 05/15/2028	855	984

		3,004

MARYLAND 0.8%
Baltimore, Maryland Revenue Notes, Series 2011
5.000% due 07/01/2021	60	66
Baltimore, Maryland Revenue Notes, Series 2017
5.000% due 09/01/2027	1,750	2,026

		2,092

MASSACHUSETTS 3.1%
Massachusetts Development Finance Agency Revenue Bonds, Series 2017
2.080% due 07/01/2038 ~	2,000	2,006
5.000% due 01/01/2030	2,000	2,290
Massachusetts School Building Authority Revenue Notes, Series 2012
5.000% due 08/15/2022	1,175	1,322
Massachusetts State College Building Authority Revenue Bonds, Series 2012
5.000% due 05/01/2026	2,000	2,217
Taunton, Massachusetts General Obligation Notes, Series 2009
5.000% due 12/01/2018	510	522

		8,357

MICHIGAN 1.3%
Michigan Finance Authority Revenue Bonds, Series 2015
5.000% due 07/01/2030	1,200	1,349
Michigan Finance Authority Revenue Notes, Series 2015
5.000% due 07/01/2021	1,000	1,088
University of Michigan Revenue Bonds, Series 2017
5.000% due 04/01/2028	1,000	1,207

		3,644

MINNESOTA 1.3%
Rochester, Minnesota Electric Utility Revenue Bonds, Series 2017
5.000% due 12/01/2029	1,000	1,174
Rochester, Minnesota Revenue Bonds, Series 2011
4.000% due 11/15/2030	1,000	1,015
University of Minnesota Revenue Bonds, Series 2016
5.000% due 04/01/2032	1,220	1,428

		3,617

MISSOURI 1.4%
Health & Educational Facilities Authority of the State of Missouri Revenue Bonds, (AMBAC Insured), Series 2001
2.856% due 06/01/2031	2,480	2,441
Missouri Development Finance Board Revenue Notes, Series 2012
5.000% due 12/01/2020	1,335	1,438

		3,879

NEVADA 0.6%
Las Vegas Valley Water District, Nevada General Obligation Bonds, Series 2015
5.000% due 06/01/2034	1,500	1,699

NEW HAMPSHIRE 0.5%
Merrimack County, New Hampshire General Obligation Notes, Series 2012
5.000% due 12/01/2022	1,115	1,259

NEW JERSEY 5.0%
New Jersey Economic Development Authority Revenue Bonds, Series 2012
5.000% due 06/15/2023	1,000	1,089
New Jersey Economic Development Authority Revenue Bonds, Series 2013
3.130% due 09/01/2027 ~	3,000	2,964
New Jersey Economic Development Authority Revenue Notes, Series 2011
5.000% due 09/01/2018	2,000	2,027
New Jersey Health Care Facilities Financing Authority Revenue Bonds, Series 2011
5.000% due 07/01/2023	1,000	1,117
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2011
5.250% due 06/15/2024	2,500	2,685
New Jersey Transportation Trust Fund Authority Revenue Notes, Series 2015
5.000% due 06/15/2022	1,000	1,077
New Jersey Turnpike Authority Revenue Bonds, Series 2017
5.000% due 01/01/2030	2,250	2,622

		13,581

NEW MEXICO 0.7%
Farmington, New Mexico Revenue Bonds, Series 2010
2.125% due 06/01/2040	1,800	1,773

NEW YORK 11.9%
Erie County, New York Industrial Development Agency Revenue Notes, Series 2012
5.000% due 05/01/2022	1,000	1,120
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2005
5.000% due 11/15/2019	500	526
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2014
5.000% due 11/15/2029	3,000	3,523
Monroe County Industrial Development Corp., New York Revenue Bonds, Series 2017
5.000% due 12/01/2027	1,000	1,149
Nassau County, New York General Obligation Notes, Series 2016
5.000% due 04/01/2026	1,360	1,587
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2014
5.000% due 08/01/2031	5,000	5,702
New York Convention Center Development Corp. Revenue Bonds, Series 2015
5.000% due 11/15/2027	2,000	2,328
New York State Dormitory Authority Revenue Bonds, Series 2011
5.000% due 05/01/2022	2,000	2,190
New York State Dormitory Authority Revenue Bonds, Series 2012
5.000% due 12/15/2025	405	457
New York State Dormitory Authority Revenue Notes, Series 2011
4.000% due 07/01/2018	815	820
New York State Dormitory Authority Revenue Notes, Series 2012
5.000% due 12/15/2019	1,450	1,532
New York State Dormitory Authority Revenue Notes, Series 2016
5.000% due 02/15/2027	2,000	2,375
New York State Thruway Authority Revenue Notes, Series 2013
5.000% due 05/01/2019	2,000	2,071
Triborough Bridge & Tunnel Authority, New York Revenue Bonds, Series 2012
5.000% due 11/15/2025	2,000	2,252
Triborough Bridge & Tunnel Authority, New York Revenue Bonds, Series 2013
5.000% due 11/15/2027	2,075	2,366
5.000% due 11/15/2028	825	940
TSASC, Inc., New York Revenue Notes, Series 2017
5.000% due 06/01/2026	1,250	1,448

		32,386

NORTH CAROLINA 2.0%
Mecklenburg County, North Carolina Certificates of Participation Notes, Series 2009
5.000% due 02/01/2019	300	308
North Carolina Medical Care Commission Revenue Bonds, Series 2012
5.000% due 06/01/2023	1,665	1,851
5.000% due 10/01/2027	1,100	1,214
North Carolina State Revenue Bonds, Series 2011
5.000% due 11/01/2022	1,500	1,664
University of North Carolina at Greensboro Revenue Bonds, Series 2014
5.000% due 04/01/2026	250	287

		5,324

OHIO 6.6%
American Municipal Power, Inc., Ohio Revenue Notes, Series 2012
5.000% due 02/15/2022	800	883
Butler County, Ohio Revenue Bonds, Series 2017
5.000% due 11/15/2030	1,235	1,418
Cleveland Department of Public Utilities Division of Water, Ohio Revenue Bonds, Series 2012
5.000% due 01/01/2026	1,000	1,111
Cuyahoga County, Ohio Certificates of Participation Bonds, Series 2014
5.000% due 12/01/2025	3,000	3,391
Franklin County, Ohio Revenue Bonds, Series 2015
1.570% due 11/01/2045	2,500	2,500
Miami University/Oxford, Ohio Revenue Bonds, Series 2017
5.000% due 09/01/2029	380	447
Ohio Higher Educational Facility Commission Revenue Bonds, Series 2008
1.700% due 01/01/2043	2,400	2,400
Ohio State General Obligation Bonds, Series 2011
5.000% due 08/01/2022	3,000	3,368
Ohio State General Obligation Notes, Series 2012
5.000% due 09/15/2020	1,000	1,078
University of Cincinnati, Ohio Revenue Bonds, Series 2012
5.000% due 06/01/2024	1,250	1,393

		17,989

PENNSYLVANIA 7.7%
Allegheny County, Pennsylvania Higher Education Building Authority Revenue Bonds, Series 2012
5.000% due 03/01/2024	500	553
Commonwealth Financing Authority, Pennsylvania Revenue Notes, Series 2018
5.000% due 06/01/2025	1,500	1,686
Commonwealth of Pennsylvania General Obligation Notes, Series 2016
5.000% due 01/15/2027	2,000	2,320
Delaware River Port Authority, Pennsylvania Revenue Notes, Series 2012
5.000% due 01/01/2023	900	1,005
Luzerne County, Pennsylvania General Obligation Bonds, (AGM Insured), Series 2017
5.000% due 12/15/2029	750	852
Montgomery County Industrial Development Authority, Pennsylvania Revenue Bonds, Series 1994
2.550% due 06/01/2029	1,500	1,504
Pennsylvania Higher Educational Facilities Authority Revenue Bonds, Series 2011
5.250% due 06/15/2023	2,500	2,746
Pennsylvania Higher Educational Facilities Authority Revenue Bonds, Series 2015
5.000% due 08/15/2029	340	393
5.000% due 08/15/2031	300	344
5.000% due 08/15/2033	1,000	1,141
Pennsylvania Higher Educational Facilities Authority Revenue Bonds, Series 2017
5.000% due 08/15/2028	1,335	1,596
5.000% due 08/15/2029	1,250	1,486
Pennsylvania Turnpike Commission Revenue Notes, Series 2014
2.460% due 12/01/2020 ~	4,500	4,554
Philadelphia Gas Works, Co., Pennsylvania Revenue Bonds, Series 2015
5.000% due 08/01/2027	750	861

		21,041

PUERTO RICO 0.4%
Puerto Rico Electric Power Authority Revenue Bonds, (AGM Insured), Series 2007
1.655% due 07/01/2029 ~	1,280	1,126

RHODE ISLAND 3.0%
Tobacco Settlement Financing Corp., Rhode Island Revenue Bonds, Series 2015
5.000% due 06/01/2035	7,500	8,172

SOUTH DAKOTA 0.8%
South Dakota Health & Educational Facilities Authority Revenue Bonds, Series 2014
5.000% due 11/01/2027	925	1,049
South Dakota Health & Educational Facilities Authority Revenue Bonds, Series 2015
5.000% due 11/01/2028	900	1,032

		2,081

TENNESSEE 2.3%
Tennessee Energy Acquisition Corp. Revenue Bonds, Series 2006
5.000% due 02/01/2021	870	937
5.000% due 02/01/2027	3,000	3,450
5.250% due 09/01/2026	1,715	1,997

		6,384

TEXAS 10.3%
Austin Convention Enterprises, Inc., Texas Revenue Notes, Series 2017
5.000% due 01/01/2026	750	867
Corpus Christi Independent School District, Texas General Obligation Notes, (PSF Insured), Series 2016
5.000% due 08/15/2025	2,115	2,487
Dallas, Texas Waterworks & Sewer System Revenue Bonds, Series 2012
5.000% due 10/01/2023	1,000	1,125
Harris County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2008
1.720% due 12/01/2024	2,500	2,500
Harris County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2014
2.160% due 12/01/2042 ~	4,500	4,502
5.000% due 12/01/2025	500	574
Harris County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2016
1.610% due 06/01/2046	2,500	2,500
Harris County, Texas Revenue Bonds, (AMBAC Insured), Series 2007
1.902% due 08/15/2035 ~	1,150	1,067
Houston, Texas Airport System Revenue Bonds, Series 2018
5.000% due 07/01/2030	3,250	3,860
New Hope Cultural Education Facilities Finance Corp., Texas Revenue Bonds, Series 2017
5.000% due 01/01/2029	1,205	1,311
North Central Texas Health Facility Development Corp. Revenue Notes, Series 2012
5.000% due 08/15/2020	1,000	1,075
North Texas Tollway Authority Revenue Bonds, Series 2016
5.000% due 01/01/2028	2,875	3,339

Pflugerville Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2012
5.000% due 02/15/2024	1,165	1,291
San Antonio Public Facilities Corp., Texas Revenue Bonds, Series 2012
5.000% due 09/15/2025	1,000	1,112
University of Texas System Revenue Bonds, Series 2010
5.000% due 08/15/2022	500	562

		28,172

UTAH 0.9%
Murray, Utah Revenue Bonds, Series 2005
1.720% due 05/15/2037	2,500	2,500

VIRGINIA 1.6%
Louisa Industrial Development Authority, Virginia Revenue Bonds, Series 2008
2.150% due 11/01/2035	2,250	2,243
Virginia College Building Authority Revenue Bonds, Series 2016
5.000% due 09/01/2028	1,850	2,188

		4,431

WASHINGTON 2.4%
Pierce County, Washington School District No. 10, Tacoma General Obligation Bonds, Series 2012
5.000% due 12/01/2024	1,000	1,167
Seattle, Washington Solid Waste Revenue Notes, Series 2014
5.000% due 05/01/2024	545	629
Washington Health Care Facilities Authority Revenue Bonds, Series 2017
2.630% due 01/01/2042 ~	2,500	2,506
Washington State Revenue Bonds, Series 2012
5.000% due 09/01/2023	2,000	2,226

		6,528

WISCONSIN 0.4%
Wisconsin State Clean Water Fund Leveraged Loan Portfolio Revenue Bonds, Series 2012
5.000% due 06/01/2023	1,000	1,138

Total Municipal Bonds & Notes (Cost $262,315)		266,795

SHORT-TERM INSTRUMENTS 1.6%
REPURCHASE AGREEMENTS (d) 0.2%		509

U.S. TREASURY BILLS 1.4%
1.477% due 04/05/2018 - 05/03/2018 (b)(c)	3,900	3,895

Total Short-Term Instruments (Cost $4,405)		4,404

Total Investments in Securities (Cost $266,720)		271,199

Total Investments 99.5% (Cost $266,720)		$271,199
Other Assets and Liabilities, net 0.5%		1,250

Net Assets 100.0%		$272,449

Notes to Schedule of Investments:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

(a)	When-issued security.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Zero coupon security.

Borrowings and Other Financing Transactions

(d)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
FICC	1.250%	03/29/2018	04/02/2018	$509	U.S. Treasury Notes 0.750% due 02/15/2019	$(519)	$509	$509

Total Repurchase Agreements						$(519)	$509	$509

(1)	Includes accrued interest.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2018 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2018
Investments in Securities, at Value
Municipal Bonds & Notes
Arizona	$0	$6,704	$0	$6,704
Arkansas	0	355	0	355
California	0	12,818	0	12,818
Colorado	0	5,420	0	5,420
Connecticut	0	9,998	0	9,998
District of Columbia	0	3,375	0	3,375
Florida	0	10,400	0	10,400
Georgia	0	8,528	0	8,528
Guam	0	845	0	845
Hawaii	0	2,312	0	2,312
Illinois	0	21,568	0	21,568
Indiana	0	1,098	0	1,098
Kentucky	0	3,197	0	3,197
Louisiana	0	3,004	0	3,004
Maryland	0	2,092	0	2,092
Massachusetts	0	8,357	0	8,357
Michigan	0	3,644	0	3,644
Minnesota	0	3,617	0	3,617
Missouri	0	3,879	0	3,879
Nevada	0	1,699	0	1,699
New Hampshire	0	1,259	0	1,259
New Jersey	0	13,581	0	13,581
New Mexico	0	1,773	0	1,773
New York	0	32,386	0	32,386
North Carolina	0	5,324	0	5,324
Ohio	0	17,989	0	17,989
Pennsylvania	0	21,041	0	21,041
Puerto Rico	0	1,126	0	1,126
Rhode Island	0	8,172	0	8,172
South Dakota	0	2,081	0	2,081
Tennessee	0	6,384	0	6,384
Texas	0	28,172	0	28,172
Utah	0	2,500	0	2,500
Virginia	0	4,431	0	4,431
Washington	0	6,528	0	6,528
Wisconsin	0	1,138	0	1,138
Short-Term Instruments
Repurchase Agreements	0	509	0	509
U.S. Treasury Bills	0	3,895	0	3,895

Total Investments	$0	$271,199	$0	$271,199

There were no significant transfers among Levels 1, 2, or 3 during the period ended March 31, 2018.

See Accompanying Notes

Schedule of Investments

PIMCO Short Term Municipal Bond Active Exchange-Traded Fund

March 31, 2018 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 99.2% ¤
MUNICIPAL BONDS & NOTES 97.3%
ALABAMA 1.2%
Industrial Development Board of the City of Mobile Alabama Revenue Bonds, Series 2007
1.850% due 06/01/2034	$810	$806

ARIZONA 2.6%
Arizona Health Facilities Authority Revenue Bonds, Series 2015
1.700% due 01/01/2046	1,000	1,000
Industrial Development Authority of the County, Arizona of Yavapai Revenue Bonds, Series 2010
1.500% due 04/01/2029	750	749

		1,749

CALIFORNIA 1.5%
Bay Area Toll Authority, California Revenue Bonds, Series 2007
2.280% due 04/01/2047 ~	1,000	1,006

COLORADO 6.5%
Denver, Colorado Airport System City & County Revenue Bonds, Series 2016
2.025% due 11/15/2031 ~	965	970
Denver, Colorado Airport System City & County Revenue Notes, Series 2016
5.000% due 11/15/2023	500	574
E-470 Public Highway Authority, Colorado Revenue Bonds, Series 2017
2.162% due 09/01/2039 ~	1,000	1,002
Regional Transportation District, Colorado Certificates of Participation Notes, Series 2015
5.000% due 06/01/2020	1,000	1,067
University of Colorado Hospital Authority Revenue Bonds, Series 2017
5.000% due 11/15/2038	750	826

		4,439

CONNECTICUT 5.3%
Bridgeport, Connecticut General Obligation Notes, Series 2017
5.000% due 11/01/2021	650	698
5.000% due 08/15/2023	500	545
Connecticut Special Tax State Revenue Notes, Series 2015
5.000% due 08/01/2020	210	224
Connecticut Special Tax State Revenue Notes, Series 2018
5.000% due 01/01/2024	1,000	1,127
Connecticut State Health & Educational Facility Authority Revenue Bonds, Series 2015
2.082% due 07/01/2049 ~	1,000	1,005

		3,599

DISTRICT OF COLUMBIA 0.8%
District of Columbia Revenue Notes, Series 2016
5.000% due 04/01/2022	500	553

FLORIDA 3.8%
Florida Municipal Power Agency Revenue Notes, Series 2016
5.000% due 10/01/2021	400	440
Florida State General Obligation Notes, Series 2009
5.000% due 06/01/2019	625	649
Martin County, Florida Revenue Bonds, Series 2000
1.700% due 07/15/2022	1,000	1,000
Miami-Dade County, Florida Industrial Development Authority Revenue Bonds, Series 2006
1.500% due 10/01/2018	500	500

		2,589

GEORGIA 4.5%
Burke County, Georgia Development Authority Revenue Bonds, Series 1994
2.200% due 10/01/2032	1,000	1,002
Burke County, Georgia Development Authority Revenue Bonds, Series 2017
3.000% due 11/01/2045	1,000	988

Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2007
5.250% due 09/15/2018	1,035	1,051

		3,041

HAWAII 1.5%
Honolulu, Hawaii City & County General Obligation Notes, Series 2017
1.900% due 09/01/2025 ~	1,000	1,000

ILLINOIS 5.9%
Chicago, Illinois General Obligation Bonds, Series 2012
5.000% due 01/01/2023	1,000	1,066
Illinois Finance Authority Revenue Notes, Series 2015
5.000% due 11/15/2020	540	578
Illinois State General Obligation Notes, Series 2016
5.000% due 06/01/2022	750	782
Railsplitter Tobacco Settlement Authority, Illinois Revenue Notes, Series 2010
5.250% due 06/01/2020	1,115	1,189
Railsplitter Tobacco Settlement Authority, Illinois Revenue Notes, Series 2017
5.000% due 06/01/2023	350	391

		4,006

KENTUCKY 3.0%
Kentucky Public Energy Authority Revenue Bonds, Series 2018
4.000% due 04/01/2048	1,000	1,066
Louisville/Jefferson County, Kentucky Metropolitan Government Revenue Bonds, Series 2007
1.250% due 06/01/2033	1,000	990

		2,056

LOUISIANA 1.9%
Louisiana State Citizens Property Insurance Corp. Revenue Notes, Series 2015
5.000% due 06/01/2018	1,250	1,257

MASSACHUSETTS 1.5%
Massachusetts Development Finance Agency Revenue Bonds, Series 2017
2.080% due 07/01/2038 ~	1,000	1,003

MICHIGAN 2.6%
Michigan State Hospital Finance Authority Revenue Bonds, Series 2010
1.900% due 11/15/2047	750	746
University of Michigan Revenue Bonds, Series 2012
1.360% due 04/01/2033 ~	1,000	1,000

		1,746

MINNESOTA 3.0%
Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota Revenue Notes, Series 2016
4.000% due 01/01/2021	250	264
Minnesota Municipal Power Agency Revenue Notes, Series 2010
5.000% due 10/01/2018	1,000	1,017
Northern Municipal Power Agency, Minnesota Revenue Notes, Series 2010
5.000% due 01/01/2019	750	768

		2,049

NEBRASKA 1.7%
Nebraska Public Power District Revenue Notes, Series 2012
5.000% due 01/01/2019	580	594
Nebraska Public Power District Revenue Notes, Series 2014
5.000% due 07/01/2020	500	535

		1,129

NEVADA 0.7%
Clark County, Nevada Revenue Bonds, Series 2010
1.875% due 06/01/2031	500	497

NEW JERSEY 1.5%
New Jersey Economic Development Authority Revenue Notes, Series 2016
5.000% due 06/15/2020	500	527
New Jersey Turnpike Authority Revenue Notes, Series 2012
5.000% due 01/01/2019	500	512

		1,039

NEW MEXICO 3.5%
Farmington, New Mexico Revenue Bonds, Series 2016
1.875% due 04/01/2033	750	737

New Mexico Hospital Equipment Loan Council Revenue Notes, Series 2015
5.000% due 08/01/2019	600	625
New Mexico Municipal Energy Acquisition Authority Revenue Bonds, Series 2014
5.000% due 11/01/2039	1,000	1,039

		2,401

NEW YORK 6.3%
Nassau County, New York General Obligation Notes, Series 2010
5.000% due 10/01/2020	500	538
New York City, New York General Obligation Bonds, Series 2008
5.000% due 08/01/2020	750	805
New York State Dormitory Authority Revenue Notes, Series 2009
5.000% due 07/01/2018	1,000	1,008
New York State Thruway Authority Revenue Notes, Series 2013
5.000% due 05/01/2019	1,365	1,414
TSASC, Inc., New York Revenue Notes, Series 2017
5.000% due 06/01/2021	500	543

		4,308

NORTH CAROLINA 3.0%
North Carolina State Revenue Notes, Series 2013
5.000% due 05/01/2018	1,000	1,003
University of North Carolina at Chapel Hill Revenue Bonds, Series 2012
1.515% due 12/01/2041 ~	1,000	1,001

		2,004

OHIO 3.2%
Butler County, Ohio Revenue Notes, Series 2017
4.000% due 11/15/2023	500	541
Ohio Higher Educational Facility Commission Revenue Bonds, (NPFGC Insured), Series 2006
5.250% due 12/01/2019	750	793
Ohio Higher Educational Facility Commission Revenue Notes, Series 2016
5.000% due 12/01/2022	750	846

		2,180

PENNSYLVANIA 12.9%
Bethlehem Area School District, Pennsylvania Revenue Bonds, Series 2017
1.804% due 01/01/2030 ~	750	749
Commonwealth Financing Authority, Pennsylvania Revenue Notes, Series 2018
5.000% due 06/01/2020	500	530
Commonwealth of Pennsylvania General Obligation Notes, Series 2016
5.000% due 09/15/2018	145	147
5.000% due 01/15/2021	1,000	1,078
Hospitals & Higher Education Facilities Authority of Philadelphia, Pennsylvania Revenue Bonds, Series 2011
1.700% due 07/01/2041	900	900
Luzerne County, Pennsylvania General Obligation Notes, (AGM Insured), Series 2017
5.000% due 12/15/2022	500	557
Montgomery County Industrial Development Authority, Pennsylvania Revenue Bonds, Series 2002
2.550% due 12/01/2029	1,000	1,002
Pennsylvania Turnpike Commission Revenue Notes, Series 2016
1.865% due 12/01/2018 ~	2,500	2,502
Philadelphia Gas Works, Co., Pennsylvania Revenue Notes, Series 2015
5.000% due 08/01/2020	500	534
Philadelphia, Pennsylvania Water & Wastewater Revenue Notes, Series 2015
5.000% due 07/01/2019	750	780

		8,779

TENNESSEE 1.6%
Tennessee Energy Acquisition Corp. Revenue Bonds, Series 2017
4.000% due 05/01/2048	1,000	1,070

TEXAS 11.1%
Cypress-Fairbanks Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2017
3.000% due 02/15/2043	850	872
Dallas/Fort Worth International Airport, Texas Revenue Notes, Series 2013
5.000% due 11/01/2018	500	510
Gulf Coast Industrial Development Authority, Texas Revenue Bonds, Series 2012
1.680% due 11/01/2041	1,000	1,000
Harris County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2008
1.720% due 12/01/2027	1,000	1,000
Houston Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2012
1.700% due 06/01/2030	1,000	1,000
Lewisville Independent School District, Texas General Obligation Notes, Series 2009
5.000% due 08/15/2018	250	253
San Antonio Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2014
2.000% due 08/01/2044	1,000	1,001
San Antonio, Texas Electric & Gas Systems Revenue Bonds, Series 2012
2.000% due 12/01/2027	750	751

Texas State Revenue Notes, Series 2017
4.000% due 08/30/2018	1,155	1,167

		7,554

VIRGINIA 1.5%
Louisa Industrial Development Authority, Virginia Revenue Bonds, Series 2008
2.150% due 11/01/2035	1,000	997

WASHINGTON 3.0%
Central Puget Sound Regional Transit Authority, Washington Revenue Bonds, Series 2015
2.280% due 11/01/2045 ~	1,000	1,000
Washington Health Care Facilities Authority Revenue Bonds, Series 2017
2.630% due 01/01/2042 ~	1,000	1,003

		2,003

WISCONSIN 1.7%
Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2012
5.000% due 08/15/2032	1,000	1,124

Total Municipal Bonds & Notes (Cost $66,070)		65,984

SHORT-TERM INSTRUMENTS 1.9%
REPURCHASE AGREEMENTS (c) 0.9%		558

U.S. TREASURY BILLS 1.0%
1.483% due 04/12/2018 - 05/03/2018 (a)(b)	700	699

Total Short-Term Instruments (Cost $1,257)		1,257

Total Investments in Securities (Cost $67,327)		67,241

Total Investments 99.2% (Cost $67,327)		$67,241
Other Assets and Liabilities, net 0.8%		554

Net Assets 100.0%		$67,795

Notes to Schedule of Investments:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

(a)	Coupon represents a weighted average yield to maturity.

(b)	Zero coupon security.

Borrowings and Other Financing Transactions

(c)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
FICC	1.250%	03/29/2018	04/02/2018	$558	U.S. Treasury Notes 0.750% due 02/15/2019	$(574)	$558	$558

Total Repurchase Agreements						$(574)	$558	$558

(1)	Includes accrued interest.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2018 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2018
Investments in Securities, at Value
Municipal Bonds & Notes
Alabama	$0	$806	$0	$806
Arizona	0	1,749	0	1,749
California	0	1,006	0	1,006
Colorado	0	4,439	0	4,439
Connecticut	0	3,599	0	3,599
District of Columbia	0	553	0	553
Florida	0	2,589	0	2,589
Georgia	0	3,041	0	3,041
Hawaii	0	1,000	0	1,000
Illinois	0	4,006	0	4,006
Kentucky	0	2,056	0	2,056
Louisiana	0	1,257	0	1,257
Massachusetts	0	1,003	0	1,003
Michigan	0	1,746	0	1,746
Minnesota	0	2,049	0	2,049
Nebraska	0	1,129	0	1,129
Nevada	0	497	0	497
New Jersey	0	1,039	0	1,039
New Mexico	0	2,401	0	2,401
New York	0	4,308	0	4,308
North Carolina	0	2,004	0	2,004
Ohio	0	2,180	0	2,180
Pennsylvania	0	8,779	0	8,779
Tennessee	0	1,070	0	1,070
Texas	0	7,554	0	7,554
Virginia	0	997	0	997
Washington	0	2,003	0	2,003
Wisconsin	0	1,124	0	1,124
Short-Term Instruments
Repurchase Agreements	0	558	0	558
U.S. Treasury Bills	0	699	0	699

Total Investments	$0	$67,241	$0	$67,241

There were no significant transfers among Levels 1, 2, or 3 during the period ended March 31, 2018.

See Accompanying Notes

Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of the Fund’s shares is determined by dividing the total value of the Fund’s portfolio investments and other assets, less any liabilities attributable to that Fund, by the total number of shares outstanding.

On each day that the NYSE Arca, Inc. (“NYSE Arca”) is open, Fund shares are ordinarily valued as of the close of regular trading (“NYSE Close”). Information that becomes known to the Funds or their agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. Each Fund reserves the right to change the time as of which its respective NAV is calculated if the Fund closes earlier, or as permitted by the U.S. Securities and Exchange Commission (“SEC”).

For purposes of calculating a NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from established market makers or prices (including evaluated prices) supplied by the Funds’ approved pricing services, quotation reporting systems and other third-party sources (together, “Pricing Services”). The Funds will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. If market value pricing is used, a foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by the Pacific Investment Management Company LLC (the “Manager”) to be the primary exchange. A foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Services may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Services. A Fund’s investments in open-end management investment companies, other than exchange-traded funds (“ETFs”), are valued at the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value based on procedures established and approved by the Board of Trustees of the Trust (the “Board”). Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, a Fund may determine the fair value of investments based on information provided by Pricing Services and other third-party vendors, which may recommend fair value or adjustments with reference to other securities, indices or assets. In considering whether fair valuation is required and in determining fair values, a Fund may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the NYSE Close. A Fund may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in a Fund’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Senior secured floating rate loans for which an active secondary market exists to a reliable degree will be valued at the mean of the last available bid/ask prices in the market for such loans, as provided by a Pricing Service. Senior secured floating rate loans for which an active secondary market does not exist to a reliable degree will be valued at fair value, which is intended to approximate market value. In valuing a senior secured floating rate loan at fair value, the factors considered may include, but are not limited to, the following: (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the loan, (c) recent prices in the market for similar loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Services. As a result, the value of such investments and, in turn, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that a Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Fund’s next calculated NAV.

Investments for which market quotes or market based valuations are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to the Manager the responsibility for applying the fair valuation methods. In the event that market quotes or market based valuations are not readily available, and the security or asset cannot be valued pursuant to a Board approved valuation method, the value of the security or asset will be determined in good faith by the Valuation Oversight Committee of the Board (“Valuation Oversight Committee”), generally based on recommendations provided by the Manager. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, indicative market quotations (“Broker Quotes”), Pricing Services’ prices), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Manager the responsibility for monitoring significant events that may materially affect the values of a Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be reevaluated in light of such significant events.

When a Fund uses fair valuation to determine the value of a portfolio security or other asset for purposes of calculating its NAV, such investments will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe reflects fair value. Fair valuation may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold. The Funds’ use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Abusive Trading Practices” section in each Fund’s prospectus.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

•	Level 1—Quoted prices in active markets or exchanges for identical assets and liabilities.

•	Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•	Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers between Levels 1 and 2 and transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for each respective Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of a Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for each respective Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1 and Level 2 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Services that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Services (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Services (normally determined as of the NYSE close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate (“OIS”), London Interbank Offered Rate (“LIBOR”) forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value When a fair valuation method is applied by the Manager that uses significant unobservable inputs, investments will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

2. FEDERAL INCOME TAX MATTERS

Each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

A Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Manager has reviewed the Funds’ tax positions for all open tax years. As of March 31, 2018, the Funds have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The Funds file U.S. federal, state, and local tax returns as required. The Funds’ tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

3. INVESTMENTS IN AFFILIATES

Each Fund eligible to participate in securities lending may invest the cash collateral received for securities out on loan in the PIMCO Government Money Market Fund under the Securities Lending Agreement. PIMCO Government Money Market Fund is considered to be affiliated with the Funds. The table below shows the Funds’ transactions in and earnings from investments in the affiliated Fund for the period ended March 31, 2018 (amounts in thousands†):

Investment in PIMCO Government Money Market Fund

Fund Name	Market Value 06/30/2017	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2018	Dividend Income (1)
PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund	$45,886	243,424	(215,723)	0	0	73,587	480

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund.

GLOSSARY: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
AZD	Australia and New Zealand Banking Group	FAR	Wells Fargo Bank National Association	MBC	HSBC Bank Plc
BCY	Barclays Capital, Inc.	FBF	Credit Suisse International	MSB	Morgan Stanley Bank, N.A
BOA	Bank of America N.A.	FICC	Fixed Income Clearing Corporation	MYC	Morgan Stanley Capital Services, Inc.
BOS	Banc of America Securities LLC	GLM	Goldman Sachs Bank USA	RBC	Royal Bank of Canada
BPG	BNP Paribas Securities Corp.	GSC	Goldman Sachs & Co.	SCX	Standard Chartered Bank
BPS	BNP Paribas S.A.	GST	Goldman Sachs International	SGY	Societe Generale, New York
CBK	Citibank N.A.	HUS	HSBC Bank USA N.A.	TDM	TD Securities (USA) LLC
DEU	Deutsche Bank Securities, Inc.	JML	JP Morgan Securities Plc	UAG	UBS AG Stamford
DUB	Deutsche Bank AG	JPM	JP Morgan Chase Bank N.A.	UBS	UBS Securities LLC

Currency Abbreviations:
ARS	Argentine Peso	DKK	Danish Krone	JPY	Japanese Yen
AUD	Australian Dollar	EUR	Euro	NZD	New Zealand Dollar
BRL	Brazilian Real	GBP	British Pound	USD (or $)	United States Dollar
CAD	Canadian Dollar

Exchange Abbreviations:
OTC	Over the Counter

Index/Spread Abbreviations:
12MTA	12 Month Treasury Average	LIBOR01M	1 Month USD-LIBOR	US0003M	3 Month USD Swap Rate
CDX.HY	Credit Derivatives Index - High Yield	LIBOR03M	3 Month USD-LIBOR	US0006M	6 Month USD Swap Rate
CDX.IG	Credit Derivatives Index - Investment Grade	US0001M	1 Month USD Swap Rate	US0012M	12 Month USD Swap Rate
H15T1Y	1 Year US Treasury Yield Curve Constant Maturity Rate

Municipal Bond or Agency Abbreviations:
AGM	Assured Guaranty Municipal	NPFGC	National Public Finance Guarantee Corp.	PSF	Public School Fund
AMBAC	American Municipal Bond Assurance Corp.

Other Abbreviations:
ALT	Alternate Loan Trust	FDIC	Federal Deposit Insurance Corp.	PIK	Payment-in-Kind
BABs	Build America Bonds	JSC	Joint Stock Company	REMIC	Real Estate Mortgage Investment Conduit
CDO	Collateralized Debt Obligation	LIBOR	London Interbank Offered Rate	TBA	To-Be-Announced
CLO	Collateralized Loan Obligation	NCUA	National Credit Union Administration	TBD	To-Be-Determined
DAC	Designated Activity Company	OIS	Overnight Index Swap

Item 2. Controls and Procedures

(a) The principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) provide reasonable assurances that material information relating to the registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the 1940 Act is attached as Exhibit 99.CERT.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PIMCO ETF Trust

By: /s/ Peter G. Strelow
Peter G. Strelow
President (Principal Executive Officer)

Date: May 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Peter G. Strelow
Peter G. Strelow
President (Principal Executive Officer)

Date: May 29, 2018

By: /s/ Trent W. Walker
Trent W. Walker
Treasurer (Principal Financial & Accounting Officer)

Date: May 29, 2018